UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jamie B. Ohl, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
(Unaudited)

Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 Indexsm Fund
Wilshire Large Cap Core Plus Fund

June 30, 2011 www.wilfunds.com

Wilshire Mutual Funds, Inc.

Shareholder Letter	1
Commentary:
Large Company Growth Portfolio	2
Large Company Value Portfolio	6
Small Company Growth Portfolio	10
Small Company Value Portfolio	14
Wilshire 5000 IndexSM Fund	18
Wilshire Large Cap Core Plus Fund	24
Disclosure of Fund Expenses	28
Condensed Schedules of Investments:
Large Company Growth Portfolio	31
Large Company Value Portfolio	33
Small Company Growth Portfolio	35
Small Company Value Portfolio	37
Wilshire 5000 IndexSM Fund	39
Schedule of Investments:
Wilshire Large Cap Core Plus Fund	41
Schedule of Securities Sold Short:
Wilshire Large Cap Core Plus Fund	48
Statements of Assets and Liabilities	51
Statements of Operations	53
Statements of Changes in Net Assets	54
Statement of Cash Flows	58
Financial Highlights:
Large Company Growth Portfolio	59
Large Company Value Portfolio	61
Small Company Growth Portfolio	63
Small Company Value Portfolio	65
Wilshire 5000 IndexSM Fund	67
Wilshire Large Cap Core Plus Fund	71
Notes to Financial Statements	73
Additional Fund Information	83
Shareholder Voting Results	84

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by SEI Investments Distribution Co.

Dear Wilshire Mutual Funds Shareholder:

We are pleased to present this first half report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2011 to June 30, 2011, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, and Wilshire Large Cap Core Plus Fund (the Funds).

MARKET ENVIRONMENT

Despite a volatile second quarter, equity markets posted positive first half returns. Robust corporate earnings and confidence regarding the strength of the economy boosted stock prices in the first quarter, with the S&P 500 Index rising 5.9%. The tone during the second quarter, however, was more muted: concerns regarding inflation, a global economic slowdown, and debt woes both at home and in the euro zone tested investors’ appetite for risk, leaving the S&P 500 Index relatively flat. Growth stocks moderately outperformed value stocks on a year-to-date basis, with the Russell 1000 Growth Index and Russell 1000 Value Index returning 6.83% and 5.91%, respectively. The defensive Health Care, Utilities, and Consumer Staples sectors were the strongest performers, while the Financials sector had the worst performance. The Wilshire 5000 Index was up 5.8% for the year-to-date ended June 30, 2011. Despite corporations showing strong balance sheets and positive earnings, data showed that the U.S. economy was losing momentum, with annualized GDP growth of just 0.2% and 1.3% in the first and second quarters, respectively, while unemployment remained stubbornly high at 9.2%.

Fixed income markets gained during the first half, with the Barclays Capital U.S. Aggregate Index returning 2.72%. Despite a negative outlook toward and potential downgrade of U.S. debt by Standard & Poor’s and other rating agencies, the near failure of the U.S. Congress to raise the debt ceiling in time to pay its financial obligations, and the expiration of QE2, investors flocked to U.S. Treasuries as one of the few safe havens, with the yield on the 10-year Treasury at one point declining below 3% before ending the half at 3.18%.

International equity markets delivered a positive 4.98% return, as measured by the MSCI EAFE Index. Fears regarding a Greek default were allayed once Prime Minister George Papandreou survived a vote of confidence and managed to pass through a €28 billion austerity package. Despite a strong rally in late June, Emerging Market equities declined 1% in the second quarter amid concerns regarding inflation, monetary tightening, and slowing global growth. Asian markets were mostly mixed, with China declining 2% due to tightened monetary policy and South Korea eking out a 1% gain after greater than expected profits from domestic automakers.

FUND PERFORMANCE OVERVIEW

Despite the heightened levels of macroeconomic and political uncertainty both in the U.S. and abroad, the Institutional Shares of the Large Company Value and Small Company Growth Portfolios outperformed during the half, adding 0.94% and 2.37% in excess of their benchmarks, respectively. Meanwhile, the Institutional Shares of the Small Company Value Portfolio slightly trailed the benchmark, returning 3.45% compared to 3.77% for the Russell 2000 Value Index. The Institutional Shares of the Large Company Growth Portfolio and the Wilshire Large Cap Core Plus Fund both underperformed, lagging the Russell 1000 Growth Index and S&P 500 Index by 1.22% and 0.98%, respectively. Finally, the Institutional Shares of the Wilshire 5000 IndexSM Fund underperformed, returning 5.80% compared to 6.09% for the Wilshire 5000 IndexSM.

Overall, we are pleased with the performance of the Funds and are confident that we have managers that are well positioned for the coming quarters.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jamie Ohl
President

Large Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.44%
One Year Ended 6/30/11	36.61%
Five Years Ended 6/30/11	3.83%
Ten Years Ended 6/30/11	2.71%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.83%
One Year Ended 6/30/11	35.01%
Five Years Ended 6/30/11	5.33%
Ten Years Ended 6/30/11	2.24%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.61%
One Year Ended 6/30/11	37.10%
Five Years Ended 6/30/11	4.20%
Ten Years Ended 6/30/11	3.06%

RUSSELL 1000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.83%
One Year Ended 6/30/11	35.01%
Five Years Ended 6/30/11	5.33%
Ten Years Ended 6/30/11	2.24%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire Large Company Growth Portfolio, Institutional Class returned 5.61% for the first six months of 2011, underperforming the benchmark (the Russell 1000 Growth Index) return of 6.83% by 1.22%. Underperformance was driven by poor stock selection in Energy and Financials as well as an underweight to Staples. Underperformance was modestly offset by strong selection in Health Care.

Despite the Fund’s underperformance versus its benchmark, we are pleased with the Fund’s absolute return. We are optimistic by the current activities and positioning of our sub-adviser, who continue to follow through with the disciplined investment approaches that have made them successful over the long-term. It is our belief that the Fund is well positioned going into the second half of 2011 and should benefit as the market deals with ongoing macroeconomic and political uncertainties.

Large Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Large Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	6.73%
One Year Ended 6/30/11	30.23%
Five Years Ended 6/30/11	0.16%
Ten Years Ended 6/30/11	2.87%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	5.92%
One Year Ended 6/30/11	28.94%
Five Years Ended 6/30/11	1.15%
Ten Years Ended 6/30/11	3.98%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	6.86%
One Year Ended 6/30/11	30.54%
Five Years Ended 6/30/11	0.35%
Ten Years Ended 6/30/11	3.10%

RUSSELL 1000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	5.92%
One Year Ended 6/30/11	28.94%
Five Years Ended 6/30/11	1.15%
Ten Years Ended 6/30/11	3.98%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire Large Company Value Portfolio, Institutional Class returned 6.86% for the first six months of 2011, outperforming the benchmark (the Russell 1000 Value Index) return of 5.92% by 0.94%. Outperformance was driven by strong stock selection in Financials, Health Care, and Information Technology, partially mitigated by poor sector positioning in Financials and Technology.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2011 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Growth Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	10.85%
One Year Ended 6/30/11	46.72%
Five Years Ended 6/30/11	5.10%
Ten Years Ended 6/30/11	6.40%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	8.59%
One Year Ended 6/30/11	43.50%
Five Years Ended 6/30/11	5.79%
Ten Years Ended 6/30/11	4.63%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, fees totaling 0.46% of average net assets were waived for the Investment Class Shares.

**	Not annualized.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	10.96%
One Year Ended 6/30/11	46.97%
Five Years Ended 6/30/11	5.34%
Ten Years Ended 6/30/11	6.64%

RUSSELL 2000® GROWTH INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	8.59%
One Year Ended 6/30/11	43.50%
Five Years Ended 6/30/11	5.79%
Ten Years Ended 6/30/11	4.63%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, fees totaling 0.45% of average net assets were waived for the Institutional Class Shares.

**	Not annualized.

(1)
The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire Small Company Growth Portfolio, Institutional Class returned 10.96% for the first six months of 2011, outperforming the benchmark (the Russell 2000 Growth Index) return of 8.59% by 2.37%. Outperformance was driven almost entirely by stock selection, primarily in Industrials, Health Care, and Materials, mitigated slightly by poor sector allocation across all sectors.

We are pleased with the Fund’s outperformance for the year-to-date period and believe the Fund is well positioned going into the second half of 2011 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Growth Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Small Company Value Portfolio Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	3.30%
One Year Ended 6/30/11	30.52%
Five Years Ended 6/30/11	1.87%
Ten Years Ended 6/30/11	7.73%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	3.77%
One Year Ended 6/30/11	31.35%
Five Years Ended 6/30/11	2.24%
Ten Years Ended 6/30/11	7.53%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, fees totaling 0.35% of average net assets were waived in the Investment Class Shares.

**	Not annualized.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	3.45%
One Year Ended 6/30/11	30.90%
Five Years Ended 6/30/11	2.21%
Ten Years Ended 6/30/11	8.06%

RUSSELL 2000® VALUE INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	3.77%
One Year Ended 6/30/11	31.35%
Five Years Ended 6/30/11	2.24%
Ten Years Ended 6/30/11	7.53%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, fees totaling 0.36% of average net assets were waived in the Institutional Class Shares.

**	Not annualized.

(1)
The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire Small Company Value Portfolio, Institutional Class returned 3.45% for the first six months of 2011, underperforming the benchmark (the Russell 2000 Value Index) return of 3.77% by 0.32%, driven by poor stock selection in Energy, Financials, and Industrials, as well as poor sector allocation in Health Care and Utilities. Underperformance was partially offset by strong stock selection in Staples and Information Technology.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2011 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Small Company Value Portfolio Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Portfolio’s total investments in securities, at value.

Wilshire 5000 Indexsm Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.70%
One Year Ended 6/30/11	30.98%
Five Years Ended 6/30/11	2.78%
Ten Years Ended 6/30/11	2.90%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.09%
One Year Ended 6/30/11	31.99%
Five Years Ended 6/30/11	3.43%
Ten Years Ended 6/30/11	3.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.80%
One Year Ended 6/30/11	31.27%
Five Years Ended 6/30/11	2.96%
Ten Years Ended 6/30/11	3.14%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.09%
One Year Ended 6/30/11	31.99%
Five Years Ended 6/30/11	3.43%
Ten Years Ended 6/30/11	3.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

QUALIFIED CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.71%
One Year Ended 6/30/11	31.00%
Five Years Ended 6/30/11	2.73%
Ten Years Ended 6/30/11	2.83%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.09%
One Year Ended 6/30/11	31.99%
Five Years Ended 6/30/11	3.43%
Ten Years Ended 6/30/11	3.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

HORACE MANN CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.72%
One Year Ended 6/30/11	30.96%
Five Years Ended 6/30/11	2.71%
Ten Years Ended 6/30/11	2.84%

WILSHIRE 5000 INDEXSM(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.09%
One Year Ended 6/30/11	31.99%
Five Years Ended 6/30/11	3.43%
Ten Years Ended 6/30/11	3.73%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers.

**	Not annualized.

(1)
The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire 5000 IndexSM Fund, Institutional Class returned 5.80% for the first six months of 2011, slightly trailing the Fund’s benchmark (the Wilshire 5000 IndexSM) return of 6.09% by 0.29%. The underperformance is attributable to the optimization approach utilized by Los Angeles Capital and is well within the range of historical experience.

Wilshire 5000 Indexsm Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Large Cap Core Plus Fund Commentary

INVESTMENT CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.07%
One Year Ended 6/30/11	29.80%
Inception (11/15/07) through 6/30/11	(3.83)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.02%
One Year Ended 6/30/11	30.69%
Inception (11/15/07) through 6/30/11	(0.54)%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, fees totaling 0.02% of average net assets were waived in the Investment Class Shares.

**	Not annualized.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

INSTITUTIONAL CLASS SHARES
Average Annual Total Return*

Six Months Ended 06/30/11**	5.04%
One Year Ended 6/30/11	29.90%
Inception (11/15/07) through 6/30/11	(3.56)%

S&P 500 INDEX(1)
Average Annual Total Return

Six Months Ended 06/30/11**	6.02%
One Year Ended 6/30/11	30.69%
Inception (11/15/07) through 6/30/11	(0.54)%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at www.wilfunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*
Assumes reinvestment of all distributions. During certain periods since inception, certain fees and expenses were waived or reimbursed. Without waivers and reimbursements, historical total returns would have been lower. For the six months ended June 30, 2011, there were no waivers for Institutional Class Shares.

**	Not annualized.

(1)
The S&P 500 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

The first half of 2011 saw the U.S. stock market post another strong return as the S&P 500 Index rose 6.0%. However the Index’s climb to 1320 at the end of the period was a bumpy one. The first half of 2011 can be viewed as two distinct environments, with investor optimism in the first quarter and caution in the second. Despite several macroeconomic developments in the first quarter, from the Arab Spring and commodity inflation to the Japanese Tsunami, investors remained resilient and focused on positive corporate earnings and increased confidence in the U.S. economic expansion. In the midst of the second quarter, however, global markets sold-off after debt woes both in the U.S. and in Europe tested investors’ appetite for risk. It was only after Greece passed its austerity measures that markets rebounded and the S&P 500 ended the quarter in positive territory. Small cap stocks posted strong gains for the six month period as well, with the Russell 2000 Index posting a 6.2% gain, slightly edging out large cap stocks. Both growth and value styles performed well, with value stocks modestly trailing their growth counterparts. All sectors, with the exception of Financials (-3.1%), were positive year to date – Health Care (13.9%), Energy (11.5%), and Utilities (9.1%) posted the strongest returns, while Materials (3.6%), Technology (2.1%), and Financials (-3.1%) sectors logged the worst returns.

The Wilshire Large Cap Core Plus Fund returned 5.04% for the first six months of 2011, underperforming the benchmark (the S&P 500 Index) return of 6.02% by 0.98%. While the Fund benefited from strong stock selection in Healthcare and Information Technology, these contributions were offset by poor security selection in Consumer Discretionary and Energy.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2011 as the market deals with continuing macroeconomic and geopolitical uncertainties.

Wilshire Large Cap Core Plus Fund Commentary - (Continued)

PORTFOLIO SECTOR WEIGHTING†
(As of June 30, 2011)

†	Based on percent of the Fund’s total investments in securities, at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses For the Six Months Ended June 30, 2011 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a portfolio (or a “fund”), you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that the Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2011 (Unaudited)

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expense Ratio(1)	Expenses Paid During Period 01/01/11-06/30/11(2)
Large Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,054.40	1.38%	$7.03
Institutional Class	$1,000.00	$1,056.10	1.02%	$5.20
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Class	$1,000.00	$1,019.74	1.02%	$5.11

Large Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,066.60	1.35%	$6.92
Institutional Class	$1,000.00	$1,068.60	1.07%	$5.49
Hypothetical 5% Return
Investment Class	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Class	$1,000.00	$1,019.49	1.07%	$5.36

Small Company Growth Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,108.50	1.50%	$7.84
Institutional Class	$1,000.00	$1,109.60	1.24%	$6.70
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Class	$1,000.00	$1,018.45	1.24%	$6.41

Small Company Value Portfolio
Actual Fund Return
Investment Class	$1,000.00	$1,033.00	1.50%	$7.56
Institutional Class	$1,000.00	$1,034.50	1.22%	$6.15
Hypothetical 5% Return
Investment Class	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Class	$1,000.00	$1,018.74	1.22%	$6.11

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2011 (Unaudited)

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expense Ratio(1)	Expenses Paid During Period 01/01/11-06/30/11(2)
Wilshire 5000 IndexSM Fund
Actual Fund Return
Investment Class	$1,000.00	$1,057.00	0.70%	$3.57
Institutional Class	$1,000.00	$1,058.00	0.48%	$2.45
Qualified Class	$1,000.00	$1,057.10	0.65%	$3.32
Horace Mann Class	$1,000.00	$1,057.20	0.75%	$3.83
Hypothetical 5% Return
Investment Class	$1,000.00	$1,021.32	0.70%	$3.51
Institutional Class	$1,000.00	$1,022.41	0.48%	$2.41
Qualified Class	$1,000.00	$1,021.57	0.65%	$3.26
Horace Mann Class	$1,000.00	$1,021.08	0.75%	$3.76

Wilshire Large Cap Core Plus Fund
Actual Fund Return
Investment Class	$1,000.00	$1,050.70	2.41%(3)	$12.36
Institutional Class	$1,000.00	$1,050.40	2.15%(3)	$10.93
Hypothetical 5% Return
Investment Class	$1,000.00	$1,012.74	2.41%(3)	$12.13
Institutional Class	$1,000.00	$1,014.13	2.15%(3)	$10.74

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by 365.
(3)	The annualized expense ratios include dividend expense, interest expense and rebates on securities sold short during the six months ended June 30, 2011.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.5% ††
Consumer Discretionary — 15.4%
18,021	Amazon.com, Inc.†	1.9	$3,685,114
29,012	Burberry Group PLC ADR	0.7	1,356,891
4,560	Chipotle Mexican Grill, Inc., Class A†	0.7	1,405,346
35,415	Dick's Sporting Goods, Inc.†	0.7	1,361,707
73,507	Johnson Controls, Inc.	1.6	3,062,302
4,685	priceline.com, Inc.†	1.2	2,398,392
26,650	Starwood Hotels & Resorts Worldwide, Inc.	0.8	1,493,466
28,377	TJX Cos., Inc.	0.8	1,490,644
309,336	Other Securities	7.0	13,588,336
			29,842,198
Consumer Staples — 5.4%
16,404	British American Tobacco PLC ADR	0.7	1,443,552
162,792	Other Securities	4.7	8,989,042
			10,432,594
Energy — 11.4%
19,831	Anadarko Petroleum Corp.	0.8	1,522,228
30,900	Cameron International Corp.†	0.8	1,553,961
37,418	Exxon Mobil Corp.	1.6	3,045,077
27,470	Holly Corp.	1.0	1,906,418
14,125	Occidental Petroleum Corp.	0.8	1,469,565
73,679	Petrohawk Energy Corp.†	0.9	1,817,661
23,625	Schlumberger, Ltd.	1.1	2,041,200
108,567	Weatherford International, Ltd.†	1.0	2,035,632
179,166	Other Securities	3.4	6,645,558
			22,037,300
Financials — 4.4%
51,900	CB Richard Ellis Group, Inc., Class A†	0.7	1,303,209
10,000	Goldman Sachs Group, Inc. (The)	0.7	1,330,900
29,463	Visa, Inc., Class A	1.3	2,482,552
257,235	Other Securities	1.7	3,483,250
			8,599,911

Shares	Percentage of Net Assets (%)	Value
Health Care — 14.9%
32,850	Alexion Pharmaceuticals, Inc.†	0.8	$1,544,936
24,450	Allergan, Inc.	1.0	2,035,462
32,003	Celgene Corp.†	1.0	1,930,421
25,650	Express Scripts, Inc., Class A†	0.7	1,384,587
47,589	Gilead Sciences, Inc.†	1.0	1,970,660
53,211	Health Net, Inc.†	0.9	1,707,541
19,550	Illumina, Inc.†	0.7	1,469,183
3,983	Intuitive Surgical, Inc.†	0.8	1,482,114
21,350	Perrigo Co.	1.0	1,876,024
370,303	Other Securities	7.0	13,543,739
			28,944,667
Industrials — 13.6%
21,650	Caterpillar, Inc.	1.2	2,304,859
25,625	Expeditors International of Washington, Inc.	0.7	1,311,744
28,330	General Dynamics Corp.	1.1	2,111,152
17,804	Rockwell Automation, Inc.	0.8	1,544,675
14,150	Union Pacific Corp.	0.8	1,477,260
400,057	Other Securities	9.0	17,548,575
			26,298,265
Information Technology — 26.7%
19,611	Acme Packet, Inc.†	0.7	1,375,319
26,651	Apple, Inc.†	4.6	8,945,941
15,472	Baidu, Inc. ADR†	1.1	2,168,091
56,655	Broadcom Corp., Class A	1.0	1,905,874
27,825	Citrix Systems, Inc.†	1.1	2,226,000
29,950	Cognizant Technology Solutions Corp., Class A†	1.1	2,196,533
69,800	EMC Corp.†	1.0	1,922,990
3,125	Google, Inc., Class A†	0.8	1,582,438
23,753	International Business Machines Corp.	2.1	4,074,827
51,175	Juniper Networks, Inc.†	0.8	1,612,013
90,560	Oracle Corp.	1.5	2,980,330
99,007	QUALCOMM, Inc.	2.9	5,622,608
596,871	Other Securities	8.0	15,109,747
			51,722,711

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Materials — 6.2%
48,256	Freeport-McMoRan Copper & Gold, Inc.	1.3	$2,552,742
20,406	Monsanto Co.	0.8	1,480,251
20,890	Mosaic Co.	0.7	1,414,880
128,419	Other Securities	3.4	6,572,315
			12,020,188
Telecommunication Services — 0.5%
22,807	Other Securities	0.5	922,087

Total Common Stock
(Cost $147,751,488)			190,819,921

SHORT-TERM INVESTMENT — 1.2%
2,337,004	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $2,337,004)	1.2	2,337,004

Total Investments — 99.7%
(Cost $150,088,492)			193,156,925
Other Assets & Liabilities, Net — 0.3%			476,849

NET ASSETS — 100.0%			$193,633,774

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
PLC — Public Limited Company

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2011, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.3% ††
Consumer Discretionary — 10.5%
4,160	Autoliv, Inc. SDR	0.9	$326,352
7,012	DIRECTV, Class A†	1.0	356,350
7,950	Omnicom Group, Inc.	1.1	382,872
70,390	Other Securities	7.5	2,758,082
			3,823,656
Consumer Staples — 6.0%
8,175	Molson Coors Brewing Co., Class B	1.0	365,749
5,808	Philip Morris International, Inc.	1.1	387,800
15,116	Smithfield Foods, Inc.†	0.9	330,587
19,746	Tyson Foods, Inc., Class A	1.1	383,467
22,068	Other Securities	1.9	718,982
			2,186,585
Energy — 12.6%
8,413	BP PLC ADR	1.0	372,612
12,050	Chevron Corp.	3.4	1,239,222
8,336	ConocoPhillips	1.7	626,784
11,086	Exxon Mobil Corp.	2.5	902,179
2,575	Royal Dutch Shell PLC ADR, Class B	0.5	184,756
4,550	Royal Dutch Shell PLC ADR, Class A	0.9	323,641
15,000	Other Securities	2.6	911,978
			4,561,172
Financials — 27.5%
5,376	ACE, Ltd.	1.0	353,848
13,925	Allstate Corp. (The)	1.2	425,130
18,496	Annaly Capital Management, Inc.‡	0.9	333,668
10,150	Axis Capital Holdings, Ltd.	0.9	314,244
32,350	Bank of America Corp.	1.0	354,556
10,803	Capital One Financial Corp.	1.5	558,191
11,795	Citigroup, Inc.	1.3	491,144
8,354	Commerce Bancshares, Inc.	1.0	359,222
17,236	Discover Financial Services	1.3	461,063
2,575	Goldman Sachs Group, Inc. (The)	0.9	342,707
34,439	Janus Capital Group, Inc.	0.9	325,104

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
29,098	JPMorgan Chase & Co.	3.3	$1,191,272
8,204	PNC Financial Services Group, Inc.	1.4	489,041
5,582	Reinsurance Group of America, Inc., Class A	0.9	339,721
7,327	Travelers Cos., Inc. (The)	1.2	427,750
22,575	UBS AG	1.1	412,220
113,414	Other Securities	7.7	2,799,282
			9,978,163
Health Care — 12.7%
14,283	Bristol-Myers Squibb Co.	1.1	413,636
11,722	Eli Lilly & Co.	1.2	439,927
9,350	Forest Laboratories, Inc.†	1.0	367,829
5,988	Humana, Inc.	1.3	482,274
17,331	Pfizer, Inc.	1.0	357,018
18,435	UnitedHealth Group, Inc.	2.6	950,877
26,792	Other Securities	4.5	1,617,289
			4,628,850
Industrials — 8.8%
32,526	General Electric Co.	1.7	613,440
4,100	L-3 Communications Holdings, Inc., Class 3	1.0	358,545
3,806	Lockheed Martin Corp.	0.8	308,172
15,593	Northrop Grumman Corp.	3.0	1,081,375
32,456	Other Securities	2.3	833,328
			3,194,860
Information Technology — 9.1%
16,500	CA, Inc.	1.0	376,860
21,000	Dell, Inc.†	1.0	350,070
16,925	Hewlett-Packard Co.	1.7	616,070
11,824	Microsoft Corp.	0.9	307,424
66,246	Other Securities	4.5	1,637,142
			3,287,566
Materials — 6.4%
5,047	Domtar Corp.	1.3	478,052
10,481	Freeport-McMoRan Copper & Gold, Inc.	1.5	554,445
4,475	PPG Industries, Inc.	1.1	406,285
29,012	Other Securities	2.5	903,322
			2,342,104

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 2.4%
12,198	AT&T, Inc.	1.1	$383,139
11,515	Verizon Communications, Inc.	1.2	428,704
2,700	Other Securities	0.1	46,467
			858,310
Utilities — 3.3%
8,050	Edison International	0.9	311,937
17,977	Questar Corp.	0.9	318,372
14,669	Other Securities	1.5	563,287
			1,193,596
Total Common Stock
(Cost $30,911,413)			36,054,862

SHORT-TERM INVESTMENT — 1.4%
499,802	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $499,802)	1.4	499,802

Total Investments — 100.7%
(Cost $31,411,215)			36,554,664
Other Assets & Liabilities, Net — (0.7%)			(242,334)

NET ASSETS — 100.0%			$36,312,330

‡	Real Estate Investment Trust
†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
PLC — Public Limited Company
SDR — Swedish Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2011, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.9% ††
Consumer Discretionary — 11.4%
1,505	Blue Nile, Inc.†	0.8	$66,190
1,000	Cracker Barrel Old Country Store, Inc.	0.6	49,310
2,255	Finish Line, Inc. (The), Class A	0.6	48,257
4,300	Pier 1 Imports, Inc.†	0.6	49,751
1,885	Steven Madden, Ltd.†	0.8	70,706
1,200	Tenneco, Inc.†	0.6	52,884
1,670	Wolverine World Wide, Inc.	0.8	69,723
24,355	Other Securities	6.6	573,879
			980,700
Consumer Staples — 2.5%
1,910	TreeHouse Foods, Inc.†	1.2	104,305
4,100	Other Securities	1.3	105,645
			209,950
Energy — 8.7%
3,664	Approach Resources, Inc.†	1.0	83,063
2,313	Rosetta Resources, Inc.†	1.4	119,212
2,210	Superior Energy Services, Inc.†	0.9	82,079
2,000	World Fuel Services Corp.	0.8	71,860
17,639	Other Securities	4.6	388,528
			744,742
Financials — 6.0%
2,730	Home Bancshares, Inc.	0.7	64,537
4,672	PrivateBancorp, Inc., Class A	0.7	64,474
1,775	Prosperity Bancshares, Inc.	0.9	77,780
1,094	Signature Bank†	0.7	62,577
957	SVB Financial Group†	0.7	57,142
9,273	Other Securities	2.3	187,574
			514,084
Health Care — 21.4%
1,556	Catalyst Health Solutions, Inc.†	1.0	86,856
1,990	Centene Corp.†	0.8	70,705
1,485	Corvel Corp.†	0.8	69,646
1,200	Healthspring, Inc.†	0.6	55,332
1,075	HMS Holdings Corp.†	1.0	82,635
1,300	IPC The Hospitalist Co., Inc.†	0.7	60,255

Shares	Percentage of Net Assets (%)	Value
Health Care (continued)
715	Quality Systems, Inc.	0.7	$62,419
2,380	SXC Health Solutions Corp.†	1.7	140,230
4,800	Team Health Holdings, Inc.†	1.3	108,048
49,371	Other Securities	12.8	1,100,914
			1,837,040
Industrials — 15.1%
2,824	Acacia Research-Acacia Technologies†	1.2	103,613
1,745	BE Aerospace, Inc.†	0.8	71,213
2,135	EnerSys†	0.9	73,487
935	Triumph Group, Inc.	1.1	93,107
37,544	Other Securities	11.1	956,578
			1,297,998
Information Technology — 25.7%
3,890	Allot Communications, Ltd.†	0.8	71,148
1,100	Anixter International, Inc.	0.8	71,874
1,686	Ariba, Inc.†	0.7	58,116
2,190	Aruba Networks, Inc.†	0.8	64,715
2,175	j2 Global Communications, Inc.†	0.7	61,400
2,140	Kenexa Corp.†	0.6	51,317
842	MAXIMUS, Inc.	0.8	69,659
575	MicroStrategy, Inc., Class A†	1.1	93,541
630	OpenTable, Inc.†	0.6	52,366
2,300	Quest Software, Inc.†	0.6	52,279
1,805	RightNow Technologies, Inc.†	0.7	58,482
2,972	Sourcefire, Inc.†	1.0	88,328
1,607	Synchronoss Technologies, Inc.†	0.6	50,990
2,072	Volterra Semiconductor Corp.†	0.6	51,096
57,921	Other Securities	15.3	1,305,383
			2,200,694
Materials — 5.0%
300	Graham Packaging Co., Inc.†	0.1	7,566
1,920	Kraton Performance Polymers, Inc.†	0.9	75,207
300	NewMarket Corp.	0.6	51,213
2,120	TPC Group, Inc.†	1.0	83,146
12,775	Other Securities	2.4	209,740
			426,872

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 3.1%
4,600	General Communication, Inc., Class A†	0.6	$55,522
1,750	Global Crossing, Ltd.†	0.8	67,165
10,750	Other Securities	1.7	142,886
			265,573
Total Common Stock
(Cost $6,380,340)			8,477,653

SHORT-TERM INVESTMENT — 1.0%
89,822	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $89,822)	1.0	89,822

Total Investments — 99.9%
(Cost $6,470,162)			8,567,475
Other Assets & Liabilities, Net — 0.1%			5,868

NET ASSETS — 100.0%			$8,573,343

†	Non-income producing security.
††	More narrow industries are utilize for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2011, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 98.6% ††
Consumer Discretionary — 5.3%
4,570	Bob Evans Farms, Inc.	1.6	$159,813
3,320	Cabela's, Inc.†	0.9	90,138
24,973	Other Securities	2.8	306,788
			556,739
Consumer Staples — 4.3%
4,100	Elizabeth Arden, Inc.†	1.1	119,023
12,700	Smart Balance, Inc.†	0.7	65,786
2,325	TreeHouse Foods, Inc.†	1.2	126,968
7,610	Other Securities	1.3	136,992
			448,769
Energy — 9.2%
2,850	Carrizo Oil & Gas, Inc.†	1.1	118,987
3,240	Ship Finance International, Ltd.	0.5	58,385
1,310	SM Energy Co.	0.9	96,259
2,390	Swift Energy Co.†	0.8	89,075
4,400	World Fuel Services Corp.	1.5	158,092
25,390	Other Securities	4.4	443,329
			964,127
Financials — 28.9%
1,200	Allied World Assurance Co. Holdings AG	0.7	69,096
10,690	American Equity Investment Life Holding Co.	1.3	135,870
3,250	Aspen Insurance Holdings, Ltd.	0.8	83,622
6,410	Banco Latinoamericano de Comercio Exterior SA, Class E	1.1	111,021
4,897	Equity One, Inc.‡	0.9	91,280
6,825	Forestar Group, Inc.†	1.1	112,135
2,930	Hatteras Financial Corp.‡	0.8	82,714
4,690	MB Financial, Inc.	0.9	90,236
12,530	National Penn Bancshares, Inc.	0.9	99,363
1,130	ProAssurance Corp.†	0.8	79,100
14,300	Sunstone Hotel Investors, Inc.† ‡	1.3	132,561
8,290	Susquehanna Bancshares, Inc.	0.6	66,320

Shares	Percentage of Net Assets (%)	Value
Financials (continued)
1,730	SVB Financial Group†	1.0	$103,298
2,450	Texas Capital Bancshares, Inc.†	0.6	63,284
3,910	Webster Financial Corp.	0.8	82,188
10,300	Western Alliance Bancorp†	0.7	73,130
105,661	Other Securities	14.6	1,533,193
			3,008,411
Health Care — 8.7%
2,100	Centene Corp.†	0.7	74,613
1,500	Healthspring, Inc.†	0.7	69,165
2,260	Magellan Health Services, Inc.†	1.2	123,712
34,743	Other Securities	6.1	638,174
			905,664
Industrials — 17.8%
8,322	Aircastle, Ltd.	1.0	105,856
5,020	Albany International Corp., Class A	1.3	132,478
2,120	Belden, Inc.	0.7	73,903
1,950	CIRCOR International, Inc.	0.8	83,519
14,757	Griffon Corp.†	1.4	148,751
3,850	Marten Transport, Ltd.	0.8	83,160
1,490	Robbins & Myers, Inc.	0.7	78,746
3,473	Tutor Perini Corp.	0.6	66,612
48,411	Other Securities	10.5	1,078,745
			1,851,770
Information Technology — 13.0%
880	Anixter International, Inc.	0.6	57,499
15,350	Brocade Communications Systems, Inc.†	0.9	99,161
1,875	Coherent, Inc.†	1.0	103,631
10,200	Entegris, Inc.†	1.0	103,224
1,670	Mantech International Corp., Class A	0.7	74,181
1,760	Scansource, Inc.†	0.6	65,965
5,136	Standard Microsystems Corp.†	1.3	138,621
43,053	Other Securities	6.9	713,333
			1,355,615

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Materials — 8.2%
27,375	Northgate Minerals Corp.†	0.7	$71,175
1,000	Royal Gold, Inc.	0.6	58,570
7,200	Thompson Creek Metals Co., Inc.†	0.7	71,856
33,027	Other Securities	6.2	650,676
			852,277
Telecommunication Services — 2.6%
1,580	Global Crossing, Ltd.†	0.6	60,640
7,560	Iridium Communications, Inc.†	0.6	65,394
14,380	Other Securities	1.4	150,966
			277,000
Utilities — 0.6%
1,606	Other Securities	0.6	58,910
			58,910
Total Common Stock
(Cost $8,361,755)			10,279,282

SHORT-TERM INVESTMENT — 0.9%
93,651	Northern Trust Institutional Government Select Portfolio, 0.01% (a) (Cost $93,651)	0.9	93,651

Total Investments — 99.5%
(Cost $8,455,406)			10,372,933
Other Assets & Liabilities, Net — 0.5%			52,076

NET ASSETS — 100.0%			$10,425,009

‡	Real Estate Investment Trust
†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2011, all of the Portfolio’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
COMMON STOCK — 99.4%
Consumer Discretionary — 11.3%
4,050	Amazon.com, Inc.†	0.5	$828,184
23,383	Comcast Corp. Special, Class A	0.4	592,525
42,385	Ford Motor Co.†	0.3	584,489
12,900	McDonald's Corp.	0.7	1,087,728
20,718	Walt Disney Co. (The)	0.5	808,831
541,065	Other Securities	8.9	15,175,746
			19,077,503
Consumer Staples — 9.5%
24,575	Altria Group, Inc.	0.4	649,026
25,220	Coca-Cola Co. (The)	1.0	1,697,054
19,371	Kraft Foods, Inc., Class A	0.4	682,440
19,140	PepsiCo, Inc.	0.8	1,348,030
20,225	Philip Morris International, Inc.	0.8	1,350,423
33,852	Procter & Gamble Co. (The)	1.3	2,151,972
21,395	Wal-Mart Stores, Inc.	0.7	1,136,930
181,890	Other Securities	4.1	7,050,812
			16,066,687
Energy — 11.9%
23,199	Chevron Corp.	1.4	2,385,785
17,501	ConocoPhillips	0.8	1,315,900
59,969	Exxon Mobil Corp.	2.9	4,880,277
10,010	Occidental Petroleum Corp.	0.6	1,041,440
16,429	Schlumberger, Ltd.	0.9	1,419,466
246,020	Other Securities	5.3	9,140,072
			20,182,940
Financials — 16.2%
11,550	American Express Co.	0.3	597,135
123,448	Bank of America Corp.	0.8	1,352,990
22,400	Berkshire Hathaway, Inc., Class B†	1.0	1,733,536
35,565	Citigroup, Inc.	0.9	1,480,927
6,520	Goldman Sachs Group, Inc. (The)	0.5	867,747
48,159	JPMorgan Chase & Co.	1.2	1,971,629
23,809	U.S. Bancorp	0.4	607,368
59,223	Wells Fargo & Co.	1.0	1,661,797
677,035	Other Securities	10.1	17,156,704
			27,429,833

Shares	Percentage of Net Assets (%)	Value
Health Care — 11.2%
19,200	Abbott Laboratories	0.6	$1,010,304
10,702	Amgen, Inc.†	0.4	624,462
31,585	Johnson & Johnson	1.2	2,101,034
32,755	Merck & Co., Inc.	0.7	1,155,924
95,404	Pfizer, Inc.	1.2	1,965,322
13,012	UnitedHealth Group, Inc.	0.4	671,159
311,650	Other Securities	6.7	11,391,984
			18,920,189
Industrials — 11.2%
8,300	3M Co.	0.5	787,255
6,900	Caterpillar, Inc.	0.5	734,574
129,246	General Electric Co.	1.4	2,437,580
9,000	United Parcel Service, Inc., Class B	0.4	656,370
9,744	United Technologies Corp.	0.5	862,441
346,933	Other Securities	7.9	13,396,328
			18,874,548
Information Technology — 17.3%
10,500	Apple, Inc.†	2.1	3,524,535
67,423	Cisco Systems, Inc.	0.6	1,052,473
22,779	EMC Corp.†	0.4	627,561
2,950	Google, Inc., Class A†	0.9	1,493,821
25,577	Hewlett-Packard Co.	0.5	931,003
64,066	Intel Corp.	0.9	1,419,703
14,070	International Business Machines Corp.	1.4	2,413,708
95,140	Microsoft Corp.	1.5	2,473,640
47,730	Oracle Corp.	0.9	1,570,794
20,425	QUALCOMM, Inc.	0.7	1,159,936
544,194	Other Securities	7.4	12,561,531
			29,228,705
Materials — 4.4%
11,350	EI du Pont de Nemours & Co.	0.4	613,468
11,202	Freeport-McMoRan Copper & Gold, Inc.	0.4	592,586
159,044	Other Securities	3.6	6,143,448
			7,349,502

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Percentage of Net Assets (%)	Value
Telecommunication Services — 2.9%
71,024	AT&T, Inc.	1.3	$2,230,864
34,559	Verizon Communications, Inc.	0.8	1,286,631
102,230	Other Securities	0.8	1,372,306
			4,889,801
Utilities — 3.5%
187,527	Other Securities	3.5	5,965,966
			5,965,966
Total Common Stock
(Cost $100,990,596)			167,985,674

RIGHTS — 0.0%
	Other Securities (Cost $900).		8,128

WARRANTS — 0.0%
	Other Securities (Cost $46,290)		27,779

Total Investments — 99.4%
(Cost $101,038,416)			168,021,581
Other Assets & Liabilities, Net — 0.6%			1,025,143

NET ASSETS — 100.0%			$169,046,724

†	Non-income producing security.
ADR — American Depositary Receipt

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 607-2200; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on our website at www.wilfunds.com.

As of June 30, 2011 all of the Fund’s investments were considered Level 1, except for Atherogenics, Inc., BearingPoint, Inc., Building Materials Holding Corp., Idearc, Inc., Jornal Register Co., Noble International, Ltd., SIRVA, Inc., and Fresenius Kabi Pharmaceuticals Holding, Inc. Rights, which are Level 3. The value of Atherogenics, Inc., BearingPoint, Inc., Building Materials Holding Corp., Idearc, Inc., Journal Register Co., Noble International, Ltd., and SIRVA, Inc., at January 1, 2011 was zero, and the value has remained zero throughout the six months ended June 30, 2011.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2011	$760
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchases/sales	—
Net transfer in to Level 3	—
Net transfer out of Level 3	(760)
Ending balance as of June 30, 2011	$—

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments	June 30, 2011 (Unaudited)

Shares		Value
COMMON STOCK — 125.8%
Consumer Discretionary — 14.6%
2,350	Advance Auto Parts, Inc.(a)	$137,452
7,470	Amazon.com, Inc. †	1,527,540
8,700	Apollo Group, Inc., Class A † (a)	380,016
700	AutoZone, Inc. † (a)	206,395
5,400	Bed Bath & Beyond, Inc. † (a)	315,198
23,600	Carnival Corp.(a)	888,068
8,800	CBS Corp., Class B(a)	250,712
11,770	Cheesecake Factory, Inc. (The) † (a)	369,225
8,240	Coach, Inc.(a)	526,783
98,720	Comcast Corp. Special, Class A(a)	2,501,565
3,700	Darden Restaurants, Inc.(a)	184,112
1,200	DeVry, Inc.(a)	70,956
5,200	Dick's Sporting Goods, Inc. † (a)	199,940
7,500	DISH Network Corp., Class A † (a)	230,025
3,850	Dollar Tree, Inc. † (a)	256,487
9,050	Foot Locker, Inc.(a)	215,028
98,250	Ford Motor Co. † (a)	1,354,867
8,600	Fortune Brands, Inc.(a)	548,422
29,700	GameStop Corp., Class A † (a)	792,099
11,400	Gannett Co., Inc.(a)	163,248
27,500	General Motors Co. † (a)	834,900
2,900	Genuine Parts Co.(a)	157,760
2,650	Harman International Industries, Inc.(a)	120,761
14,560	Hasbro, Inc.(a)	639,621
22,200	Home Depot, Inc. (The)(a)	804,084
43,400	International Game Technology(a)	762,972
4,450	Johnson Controls, Inc.(a)	185,387
7,600	Kohl's Corp.(a)	380,076
3,700	Lear Corp.(a)	197,876
7,200	Ltd. Brands, Inc.	276,840
7,800	Macy's, Inc.(a)	228,072
21,590	Marriott International, Inc., Class A	766,229
6,800	Mattel, Inc.(a)	186,932
4,300	McDonald's Corp.(a)	362,576
5,000	Meredith Corp.(a)	155,650

Shares	Value
Consumer Discretionary (continued)
44,760	MGM Resorts International † (a)	$591,280
7,500	Newell Rubbermaid, Inc.(a)	118,350
41,930	News Corp., Class A(a)	742,161
14,140	NIKE, Inc., Class B(a)	1,272,317
2,850	Omnicom Group, Inc.(a)	137,256
2,900	O'Reilly Automotive, Inc. †	189,979
5,000	PetSmart, Inc.(a)	226,850
550	priceline.com, Inc. † (a)	281,562
2,150	Ross Stores, Inc.(a)	172,258
58,790	Saks, Inc. † (a)	656,684
1,850	Stanley Black & Decker, Inc.(a)	133,292
44,080	Staples, Inc.	696,464
8,350	Starbucks Corp.(a)	329,741
20,850	Target Corp.(a)	978,074
2,000	Tiffany & Co.(a)	157,040
42,200	Time Warner, Inc.(a)	1,534,814
2,100	VF Corp.(a)	227,976
26,600	Viacom, Inc., Class B(a)	1,356,600
8,100	Walt Disney Co. (The)(a)	316,224
2,800	Whirlpool Corp.(a)	227,696
5,300	Williams-Sonoma, Inc.	193,397
		27,717,889
Consumer Staples — 12.9%
11,300	Altria Group, Inc.(a)	298,433
11,560	Archer-Daniels-Midland Co.(a)	348,534
20,200	Avon Products, Inc.	565,600
11,800	BJ's Wholesale Club, Inc. † (a)	594,130
14,200	Coca-Cola Co. (The)(a)	955,518
14,750	Colgate-Palmolive Co.1	1,289,297
36,930	ConAgra Foods, Inc.(a)	953,163
5,800	Constellation Brands, Inc., Class A †	120,756
1,800	Costco Wholesale Corp.(a)	146,232
64,640	CVS Caremark Corp.(a)	2,429,171
19,450	Dr. Pepper Snapple Group, Inc.(a)	815,538
6,320	Estee Lauder Cos., Inc. (The), Class A(a)	664,801
6,400	General Mills, Inc.(a)	238,208
3,000	Hansen Natural Corp. † (a)	242,850
2,500	Hershey Co. (The)(a)	142,125

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Consumer Staples (continued)
10,200	Hormel Foods Corp.	$304,062
2,900	JM Smucker Co. (The)(a)	221,676
10,020	Kellogg Co.(a)	554,307
47,200	Kraft Foods, Inc., Class A(a)	1,662,856
79,730	Kroger Co. (The)(a)	1,977,304
1,600	Lorillard, Inc.(a)	174,192
3,460	Mead Johnson Nutrition Co., Class A	233,723
2,900	Molson Coors Brewing Co., Class B(a)	129,746
28,200	PepsiCo, Inc.(a)	1,986,126
11,400	Philip Morris International, Inc.(a)	761,178
40,080	Procter & Gamble Co. (The)(a)	2,547,886
4,850	Reynolds American, Inc.(a)	179,692
7,750	Safeway, Inc.(a)	181,117
14,900	SUPERVALU, Inc.	140,209
12,900	Tyson Foods, Inc., Class A(a)	250,518
3,750	Universal Corp.(a)	141,263
44,150	Walgreen Co.(a)	1,874,609
19,450	Wal-Mart Stores, Inc.(a)	1,033,573
6,850	Whole Foods Market, Inc.(a)	434,633
		24,593,026
Energy — 14.7%
2,100	Apache Corp.(a)	259,119
2,600	Baker Hughes, Inc.(a)	188,656
12,300	BP PLC ADR(a)	544,767
17,550	Cameron International Corp. † (a)	882,589
3,600	Chesapeake Energy Corp.	106,884
19,000	Chevron Corp.(a)	1,953,960
11,700	ConocoPhillips	879,723
8,800	Denbury Resources, Inc. † (a)	176,000
6,560	Devon Energy Corp.(a)	516,994
30,160	Ensco PLC ADR(a)	1,607,528
6,500	EOG Resources, Inc.(a)	679,575
4,300	EQT Corp.(a)	225,836
70,810	Exxon Mobil Corp.(a)	5,762,518
17,510	Forest Oil Corp. † (a)	467,692
31,570	Halliburton Co.	1,610,070
2,600	Helmerich & Payne, Inc.(a)	171,912
9,100	Hess Corp.(a)	680,316
3,450	Holly Corp.(a)	239,430

Shares	Value
Energy (continued)
13,470	Marathon Oil Corp.(a)	$709,600
2,000	Murphy Oil Corp.(a)	131,320
19,710	National Oilwell Varco, Inc.(a)	1,541,519
9,770	Newfield Exploration Co. † (a)	664,555
23,900	Noble Corp.(a)	941,899
1,900	Noble Energy, Inc.	170,297
15,020	Occidental Petroleum Corp.(a)	1,562,681
5,200	Overseas Shipholding Group, Inc.(a)	140,088
8,850	Patterson-UTI Energy, Inc.(a)	279,749
10,220	Peabody Energy Corp.(a)	602,060
19,310	Rowan Cos., Inc. † (a)	749,421
17,000	Schlumberger, Ltd.(a)	1,468,800
3,350	SM Energy Co.(a)	246,158
9,530	Southwestern Energy Co. † (a)	408,646
5,580	Transocean, Ltd.(a)	360,245
19,700	Ultra Petroleum Corp. † (a)	902,260
7,050	Valero Energy Corp.(a)	180,269
		28,013,136
Financials — 18.9%
5,660	ACE, Ltd.(a)	372,541
42,900	Aegon NV, NY Shares † (a)	291,720
12,400	Aflac, Inc.(a)	578,832
3,650	Allstate Corp. (The)(a)	111,435
4,800	American Express Co.(a)	248,160
5,800	American Financial Group, Inc.(a)	207,002
3,550	Ameriprise Financial, Inc.(a)	204,764
31,900	Annaly Capital Management, Inc. ‡ (a)	575,476
2,550	Assurant, Inc.(a)	92,489
11,400	BancorpSouth, Inc.(a)	141,474
51,100	Bank of America Corp.(a)	560,056
6,600	Bank of New York Mellon Corp. (The)(a)	169,092
10,100	Berkshire Hathaway, Inc., Class B † (a)	781,639
3,060	Boston Properties, Inc. ‡ (a)	324,850
5,400	Capital One Financial Corp.(a)	279,018
51,340	CB Richard Ellis Group, Inc., Class A † (a)	1,289,147
46,070	Charles Schwab Corp. (The)(a)	757,851

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Financials (continued)
2,750	Chubb Corp.(a)	$172,177
89,529	Citigroup, Inc.(a)	3,727,988
4,250	CME Group, Inc., Class A(a)	1,239,257
6,600	CNA Financial Corp.(a)	191,730
15,680	Comerica, Inc.(a)	542,058
5,200	Commerce Bancshares, Inc.(a)	223,600
7,350	Discover Financial Services(a)	196,613
16,000	E*Trade Financial Corp. † (a)	220,800
4,600	Equity Residential ‡ (a)	276,000
9,750	Fifth Third Bancorp(a)	124,312
8,400	Goldman Sachs Group, Inc. (The)(a)	1,117,956
8,800	Hospitality Properties Trust ‡ (a)	213,400
12,470	Interactive Brokers Group, Inc., Class A	195,156
4,750	International Bancshares Corp.(a)	79,467
42,100	Invesco, Ltd.(a)	985,140
23,780	Investment Technology Group, Inc. † (a)	333,396
98,930	JPMorgan Chase & Co.(a)	4,050,194
35,270	KeyCorp(a)	293,799
6,900	Legg Mason, Inc.(a)	226,044
13,750	Lincoln National Corp.(a)	391,737
4,300	Loews Corp.(a)	180,987
1,550	M&T Bank Corp.(a)	136,323
21,800	MetLife, Inc.(a)	956,366
101,430	MF Global Holdings, Ltd. † (a)	785,068
59,040	Morgan Stanley(a)	1,358,510
20,750	NASDAQ OMX Group, Inc. (The) † (a)	524,975
11,900	Platinum Underwriters Holdings, Ltd.(a)	395,556
4,400	PNC Financial Services Group, Inc.(a)	262,284
2,750	Principal Financial Group, Inc.(a)	83,655
3,500	Prudential Financial, Inc.(a)	222,565
9,290	Public Storage ‡ (a)	1,059,153
86,340	Regions Financial Corp.(a)	535,308
2,700	Reinsurance Group of America, Inc., Class A(a)	164,322
2,450	SL Green Realty Corp. ‡ (a)	203,031

Shares	Value
Financials (continued)
4,050	State Street Corp.(a)	$182,615
8,100	SunTrust Banks, Inc.(a)	208,980
2,700	T Rowe Price Group, Inc.(a)	162,918
25,600	TD Ameritrade Holding Corp.(a)	499,456
6,800	Travelers Cos., Inc. (The)	396,984
38,100	U.S. Bancorp(a)	971,931
10,550	Unum Group(a)	268,814
21,990	Visa, Inc., Class A	1,852,877
15,610	Waddell & Reed Financial, Inc., Class A(a)	567,424
74,500	Wells Fargo & Co.(a)	2,090,470
		35,856,942
Health Care — 16.7%
7,350	Abbott Laboratories(a)	386,757
8,700	Acorda Therapeutics, Inc. †	281,097
3,600	Aetna, Inc.(a)	158,724
8,300	Alexion Pharmaceuticals, Inc. † (a)	390,349
19,160	Allergan, Inc.	1,595,070
35,700	Amarin Corp. PLC ADR † (a)	516,579
10,500	AmerisourceBergen Corp., Class A(a)	434,700
13,400	Amgen, Inc. † (a)	781,890
9,900	Amylin Pharmaceuticals, Inc. † (a)	132,264
29,360	Baxter International, Inc.(a)	1,752,498
11,400	Biogen Idec, Inc. † (a)	1,218,888
2,700	Bio-Rad Laboratories, Inc., Class A †	322,272
60,040	Boston Scientific Corp. † (a)	414,876
12,000	Bristol-Myers Squibb Co.	347,520
–	C.R. Bard, Inc.(a)	—
3,500	Cardinal Health, Inc.(a)	158,970
7,600	CareFusion Corp. † (a)	206,492
2,000	Cephalon, Inc. † (a)	159,800
4,000	Cerner Corp. †	244,440
4,100	CIGNA Corp.(a)	210,863
3,000	Cooper Cos., Inc. (The)(a)	237,720
9,250	Coventry Health Care, Inc. † (a)	337,348
10,400	Covidien PLC(a)	553,592
10,610	DENTSPLY International, Inc.(a)	404,029
1,500	Edwards Lifesciences Corp. † (a)	130,770

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Health Care (continued)
7,100	Eli Lilly & Co.	$266,463
10,800	Emdeon, Inc., Class A †	141,696
5,200	Endo Pharmaceuticals Holdings, Inc. † (a)	208,884
12,800	Forest Laboratories, Inc. †	503,552
4,300	Gilead Sciences, Inc. † (a)	178,063
18,500	HCA Holdings, Inc. † (a)	610,500
8,000	Health Net, Inc. † (a)	256,720
5,000	Hill-Rom Holdings, Inc.(a)	230,200
12,620	Hospira, Inc. † (a)	715,049
2,600	Humana, Inc.	209,404
42,480	Johnson & Johnson(a)	2,825,770
9,350	Kindred Healthcare, Inc. † (a)	200,745
3,750	Kinetic Concepts, Inc. † (a)	216,113
2,480	Laboratory Corp. of America Holdings †	240,039
2,450	McKesson Corp.(a)	204,942
4,000	Medicis Pharmaceutical Corp., Class A(a)	152,680
23,200	Medtronic, Inc.(a)	893,896
78,970	Merck & Co., Inc.(a)	2,786,851
11,760	Omnicare, Inc.(a)	375,026
12,510	Onyx Pharmaceuticals, Inc. † (a)	441,603
129,750	Pfizer, Inc.(a)	2,672,850
2,400	Pharmasset, Inc. † (a)	269,280
2,750	St. Jude Medical, Inc.	131,120
3,000	Stryker Corp.(a)	176,070
4,550	SXC Health Solutions Corp. † (a)	268,086
2,000	Techne Corp.(a)	166,740
4,800	Teva Pharmaceutical Industries, Ltd. ADR(a)	231,456
15,420	Thermo Fisher Scientific, Inc. † (a)	992,894
46,550	UnitedHealth Group, Inc.(a)	2,401,049
9,000	Valeant Pharmaceuticals International, Inc.(a)	467,640
1,750	Varian Medical Systems, Inc. † (a)	122,535
4,400	Watson Pharmaceuticals, Inc. † (a)	302,412
4,500	WellCare Health Plans, Inc. † (a)	231,345
3,900	WellPoint, Inc.(a)	307,203
		31,776,384

Shares	Value
Industrials — 15.3%
2,900	3M Co.	$275,065
5,570	AGCO Corp. † (a)	274,935
12,640	BE Aerospace, Inc. †	515,838
13,700	Boeing Co. (The)	1,012,841
3,150	Carlisle Cos., Inc.(a)	155,075
9,890	Caterpillar, Inc.(a)	1,052,889
7,000	CNH Global NV † (a)	270,550
42,270	CSX Corp.(a)	1,108,319
7,760	Cummins, Inc.(a)	803,082
28,080	Danaher Corp.(a)	1,487,959
11,540	Deere & Co.(a)	951,473
5,900	Deluxe Corp.(a)	145,789
3,150	Donaldson Co., Inc.(a)	191,142
2,800	Dover Corp.(a)	189,840
3,400	Eaton Corp.(a)	174,930
3,600	Emerson Electric Co.(a)	202,500
3,650	Expeditors International of Washington, Inc.(a)	186,844
8,600	Fastenal Co.	309,514
9,950	FedEx Corp.(a)	943,757
7,700	Fluor Corp.(a)	497,882
10,460	Foster Wheeler AG † (a)	317,775
2,850	Gardner Denver, Inc.(a)	239,543
4,900	General Cable Corp. † (a)	208,642
20,400	General Dynamics Corp.	1,520,208
72,270	General Electric Co.(a)	1,363,012
49,300	Hertz Global Holdings, Inc. † (a)	782,884
6,500	Honeywell International, Inc.(a)	387,335
1	Huntington Ingalls Industries, Inc. † (a)	34
23,000	Illinois Tool Works, Inc.(a)	1,299,270
8,250	ITT Corp.(a)	486,173
3,160	Joy Global, Inc.(a)	300,959
14,710	Kennametal, Inc.(a)	620,909
1,550	L-3 Communications Holdings, Inc., (a)	135,548
2,900	MSC Industrial Direct Co., Class A(a)	192,299
4,500	Nordson Corp.(a)	246,825
11,850	Norfolk Southern Corp.(a)	887,921
3,400	Northrop Grumman Corp.	235,790

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Industrials (continued)
6,600	Oshkosh Corp. † (a)	$191,004
18,050	PACCAR, Inc.	922,175
2,150	Parker Hannifin Corp.(a)	192,941
4,200	Raytheon Co.(a)	209,370
12,090	Rockwell Automation, Inc.(a)	1,048,928
2,900	Ryder System, Inc.(a)	164,865
8,000	Snap-On, Inc.(a)	499,840
62,350	Southwest Airlines Co.(a)	712,037
2,950	SPX Corp.(a)	243,847
28,950	Swift Transporation Co., Class A † (a)	392,273
3,550	Towers Watson & Co., Class A(a)	233,270
5,500	Trinity Industries, Inc.(a)	191,840
4,600	Tyco International, Ltd.(a)	227,378
10,690	Union Pacific Corp.(a)	1,116,036
2,100	United Parcel Service, Inc., Class B(a)	153,153
24,100	United Technologies Corp.(a)	2,133,091
3,350	URS Corp. † (a)	149,879
8,950	Werner Enterprises, Inc.(a)	224,197
1,150	WW Grainger, Inc.	176,697
		29,158,172
Information Technology — 20.4%
3,400	Accenture PLC, Class A(a)	205,428
37,700	Adobe Systems, Inc. † (a)	1,185,665
3,600	Altera Corp.	166,860
5,600	Analog Devices, Inc.(a)	219,184
7,800	AOL, Inc. † (a)	154,908
19,240	Apple, Inc. † (a)	6,458,291
18,100	Applied Materials, Inc.(a)	235,481
5,700	Automatic Data Processing, Inc.(a)	300,276
14,900	Avago Technologies, Ltd.(a)	566,200
12,600	AVX Corp.(a)	192,024
31,180	Broadcom Corp., Class A(a)	1,048,895
6,000	CA, Inc.(a)	137,040
13,700	Check Point Software Technologies, Ltd. † (a)	778,845
71,800	Cisco Systems, Inc.(a)	1,120,798
10,520	Cognizant Technology Solutions Corp., Class A †	771,537

Shares	Value
Information Technology (continued)
–	Computer Sciences Corp.(a)	$—
56,510	Compuware Corp. †	551,538
9,100	Corning, Inc.(a)	165,165
57,820	Dell, Inc. † (a)	963,859
33,600	DemandTec, Inc. † (a)	305,760
4,050	DST Systems, Inc.(a)	213,840
8,050	eBay, Inc. † (a)	259,773
42,060	EMC Corp. † (a)	1,158,753
1,600	Factset Research Systems, Inc.(a)	163,712
3,700	Global Payments, Inc.(a)	188,700
5,160	Google, Inc., Class A † (a)	2,612,921
29,900	Hewlett-Packard Co.(a)	1,088,360
6,000	IAC/InterActive Corp. † (a)	229,020
20,200	Integrated Device Technology, Inc. † (a)	158,772
40,200	Intel Corp.(a)	890,832
5,800	International Business Machines Corp.(a)	994,990
37,700	Intersil Corp., Class A(a)	484,445
7,100	Jabil Circuit, Inc.(a)	143,420
3,000	KLA-Tencor Corp.(a)	121,440
5,200	Lexmark International, Inc., Class A † (a)	152,152
23,300	LSI Corp. † (a)	165,896
13,600	Micron Technology, Inc. † (a)	101,728
83,270	Microsoft Corp.(a)	2,165,020
6,350	Molex, Inc.(a)	163,640
6,300	National Instruments Corp.(a)	187,047
11,050	NCR Corp. † (a)	208,734
8,750	NeuStar, Inc., Class A † (a)	229,250
4,200	Novellus Systems, Inc. †	151,788
65,320	Oracle Corp.(a)	2,149,681
4,400	Plantronics, Inc.(a)	160,732
10,850	QLogic Corp. † (a)	172,732
52,540	QUALCOMM, Inc.(a)	2,983,747
19,840	SanDisk Corp. † (a)	823,360
26,710	Sapient Corp. † (a)	401,451
8,650	Seagate Technology PLC(a)	139,784
8,530	SolarWinds, Inc. † (a)	222,974
8,900	STEC, Inc. † (a)	151,389
51,200	Symantec Corp. † (a)	1,009,664

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Information Technology (continued)
4,150	Tech Data Corp. † (a)	$202,893
5,300	Teradata Corp. † (a)	319,060
9,400	Texas Instruments, Inc.(a)	308,602
11,700	Vishay Intertechnology, Inc. † (a)	175,968
14,800	VistaPrint NV † (a)	708,180
3,550	WebMD Health Corp., Class A † (a)	161,809
19,720	Western Digital Corp. † (a)	717,414
15,050	Xerox Corp.(a)	156,671
		38,728,098
Materials — 4.5%
7,900	AK Steel Holding Corp.(a)	124,504
7,000	Alcoa, Inc.(a)	111,020
15,250	Celanese Corp., Ser A, Class A(a)	812,977
4,250	CF Industries Holdings, Inc.(a)	602,098
8,850	Cliffs Natural Resources, Inc.(a)	818,183
7,300	Dow Chemical Co. (The)(a)	262,800
5,250	Ecolab, Inc.	295,995
7,000	EI du Pont de Nemours & Co.(a)	378,350
2,000	FMC Corp.(a)	172,040
15,620	Freeport-McMoRan Copper & Gold, Inc.(a)	826,298
7,000	International Paper Co.(a)	208,740
28,500	LyondellBasell Industries NV, Class A(a)	1,097,820
5,800	MeadWestvaco Corp.(a)	193,198
3,500	Newmont Mining Corp.(a)	188,895
4,300	Nucor Corp.	177,246
1,200	PPG Industries, Inc.(a)	108,948
4,530	Praxair, Inc.	491,007
3,850	Reliance Steel & Aluminum Co.(a)	191,152
4,600	Sensient Technologies Corp.(a)	170,522
2,050	Sherwin-Williams Co. (The)(a)	171,933
17,800	Steel Dynamics, Inc.(a)	289,250
2,750	United States Steel Corp.(a)	126,610
5,800	Vulcan Materials Co.(a)	223,474
1,200	Walter Energy, Inc.(a)	138,960
14,800	Weyerhaeuser Co.(a)	323,528
		8,505,548

Shares	Value
Telecommunication Services — 2.8%
15,410	American Tower Corp., Class A † (a)	$806,405
49,380	AT&T, Inc.(a)	1,551,026
27,479	CenturyLink, Inc.	1,110,976
15,250	MetroPCS Communications, Inc. † (a)	262,453
18,590	NII Holdings, Inc. † (a)	787,844
21,600	Verizon Communications, Inc.(a)	804,168
		5,322,872
Utilities — 5.0%
45,530	AES Corp. (The) † (a)	580,052
4,500	Alliant Energy Corp.(a)	182,970
36,570	American Electric Power Co., Inc.(a)	1,377,958
8,600	CMS Energy Corp.(a)	169,334
2,350	Consolidated Edison, Inc.	125,114
3,400	DTE Energy Co.(a)	170,068
18,950	Duke Energy Corp.	356,829
23,850	Edison International(a)	924,187
2,800	Entergy Corp.	191,184
5,550	Exelon Corp.(a)	237,762
17,700	FirstEnergy Corp.(a)	781,455
8,200	Great Plains Energy, Inc.(a)	169,986
6,500	IDACORP, Inc.(a)	256,750
3,650	Integrys Energy Group, Inc.	189,216
35,000	Korea Electric Power Corp. ADR(a)	464,450
13,900	NextEra Energy, Inc.(a)	798,694
2,000	Oneok, Inc.(a)	148,020
7,350	Pepco Holdings, Inc.(a)	144,280
15,500	PG&E Corp.(a)	651,465
2,800	Pinnacle West Capital Corp.(a)	124,824
34,990	PPL Corp.(a)	973,772
2,650	Public Service Enterprise Group, Inc.(a)	86,496
4,000	Southern Co.(a)	161,520
7,850	Xcel Energy, Inc.(a)	190,755
		9,457,141
Total Common Stock (Cost $197,855,644)	239,129,208

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Investments - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
EXCHANGE-TRADED FUND — 0.4%
6,000	SPDR S&P 500 ETF Trust(a)	$791,820

Total Exchange-Traded Fund (Cost $802,012)	791,820

SHORT-TERM INVESTMENT — 0.3%
561,344	Northern Trust Institutional Government Select Portfolio, 0.01% (b) (Cost $561,344)	561,344

Total Investments — 126.5%
(Cost $199,219,000)	240,482,372
Other Assets & Liabilities, Net — (26.5)%	(50,337,899)

NET ASSETS — 100.0%	$190,144,473

‡	Real Estate Investment Trust.
†	Non-income producing security.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
NY — New York
PLC— Public Limited Company
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt

(a)	All or a portion of the shares have been committed as collateral for open short positions.
(b)	Rate shown is the 7-day effective yield as of June 30, 2011.

As of June 30, 2011, all of the Fund’s investments were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short	June 30, 2011 (Unaudited)

Shares		Value
SECURITIES SOLD SHORT — (26.8)%
Consumer Discretionary — (3.8)%
5,160	Abercrombie & Fitch Co., Class A	$345,307
6,400	Aeropostale, Inc. †	112,000
1,100	Amazon.com, Inc. †	224,939
6,500	Cablevision Systems Corp., Class A	235,365
1,520	Chipotle Mexican Grill, Inc., Class A †	468,449
3,000	Choice Hotels International, Inc.	100,080
8,000	Collective Brands, Inc. †	117,520
3,800	DIRECTV, Class A †	193,116
5,900	Discovery Communications, Inc., Class A † (a)	241,664
11,200	Dollar General Corp. †	379,568
6,200	Hanesbrands, Inc. †	177,010
21,650	J.C. Penney Co., Inc.	747,791
9,000	Lamar Advertising Co., Class A †	246,330
8,930	Las Vegas Sands Corp. †	376,935
11,000	Liberty Media Corp. - Interactive, Class A †	184,470
4,100	Life Time Fitness, Inc. †	163,631
9,630	Ltd. Brands, Inc.	370,273
7,100	Marriott International, Inc., Class A	251,979
4,950	MDC Holdings, Inc.	121,968
1,000	Netflix, Inc. †	262,690
5,600	O'Reilly Automotive, Inc. †	366,856
13,540	Pinnacle Entertainment, Inc. †	201,746
3,200	Sears Holdings Corp. †	228,608
4,200	Staples, Inc.	66,360
5,400	Starwood Hotels & Resorts Worldwide, Inc.	302,616
3,200	Weight Watchers International, Inc.	241,504
6,930	Williams-Sonoma, Inc.	252,876
2,800	WMS Industries, Inc. †	86,016
3,500	Yum! Brands, Inc.	193,340
		7,261,007
Consumer Staples — (2.1)%
7,650	Avon Products, Inc.	214,200
19,790	Church & Dwight Co., Inc.	802,287
3,400	Clorox Co.	229,296

Shares	Value
Consumer Staples (continued)
3,570	Colgate-Palmolive Co.1	$312,054
11,000	Constellation Brands, Inc., Class A †	229,020
3,200	Energizer Holdings, Inc. †	231,552
5,950	HJ Heinz Co.	317,016
11,610	Hormel Foods Corp.	346,094
3,410	Kimberly-Clark Corp.	226,969
2,400	Mead Johnson Nutrition Co., Class A	162,120
16,500	Smithfield Foods, Inc. †	360,855
23,170	SUPERVALU, Inc.	218,030
9,070	Sysco Corp.	282,802
1,690	Weis Markets, Inc.	68,834
8,030	Winn-Dixie Stores, Inc. †	67,853
		4,068,982
Energy — (2.6)%
3,800	Alpha Natural Resources, Inc. †	172,672
19,510	Chesapeake Energy Corp.	579,252
10,440	ConocoPhillips	784,983
5,980	Diamond Offshore Drilling, Inc.	421,052
8,000	Exterran Holdings, Inc. †	158,640
5,200	FMC Technologies, Inc. †	232,908
16,160	Goodrich Petroleum Corp. †	297,506
8,000	Halliburton Co.	408,000
3,260	Noble Energy, Inc.	292,194
7,200	Petrohawk Energy Corp. †	177,624
4,600	Pioneer Natural Resources Co.	412,022
13,000	Quicksilver Resources, Inc. †	191,880
4,000	Range Resources Corp.	222,000
15,800	W&T Offshore, Inc.	412,696
7,150	Williams Cos., Inc. (The)	216,287
		4,979,716
Financials — (2.9)%
2,450	Affiliated Managers Group, Inc. †	248,553
7,000	Arthur J. Gallagher & Co.	199,780
22,790	CBOE Holdings, Inc.	560,634
13,040	Digital Realty Trust, Inc. ‡	805,611
6,150	Eaton Vance Corp.	185,915
20,960	Federated Investors, Inc., Class B	499,686
12,365	General Growth Properties, Inc. ‡	206,372
2,350	Health Care REIT, Inc. ‡	123,211
9,000	Interactive Brokers Group, Inc., Class A	140,850

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Financials (continued)
400	Markel Corp. †	$158,724
22,520	Northern Trust Corp.	1,035,019
6,100	Omega Healthcare Investors, Inc. ‡	128,161
11,720	Regency Centers Corp. ‡	515,328
5,600	Travelers Cos., Inc. (The)	326,928
1,450	Visa, Inc., Class A	122,177
8,200	XL Group PLC, Class A	180,236
		5,437,185
Health Care — (3.3)%
5,640	Acorda Therapeutics, Inc. †	182,228
4,100	Agilent Technologies, Inc. †	209,551
2,800	Allergan, Inc.	233,100
1,600	Bio-Rad Laboratories, Inc., Class A †	190,976
8,100	Bio-Reference Labs, Inc. †	169,290
11,530	Bristol-Myers Squibb Co.	333,909
7,550	Brookdale Senior Living, Inc., Class A †	183,087
12,890	Celgene Corp. †	777,525
2,520	Cerner Corp. †	153,997
5,300	Charles River Laboratories International, Inc. †	215,445
3,100	Community Health Systems, Inc. †	79,608
9,140	Dendreon Corp. †	360,482
17,590	Eli Lilly & Co.	660,153
10,800	Emdeon, Inc., Class A †	141,696
2,800	Express Scripts, Inc., Class A †	151,144
7,710	Forest Laboratories, Inc. †	303,311
3,200	Henry Schein, Inc. †	229,088
3,900	Humana, Inc.	314,106
2,200	IDEXX Laboratories, Inc. †	170,632
2,400	Laboratory Corp. of America Holdings †	232,296
8,080	Life Technologies Corp. †	420,726
2,950	Quest Diagnostics, Inc.	174,345
4,890	St. Jude Medical, Inc.	233,155
5,450	VCA Antech, Inc. †	115,540
5,000	Warner Chilcott PLC, Class A	120,650
		6,356,040

Shares	Value
Industrials — (3.9)%
3,120	3M Co.	$295,932
8,140	Applied Industrial Technologies, Inc.	289,866
6,800	Babcock & Wilcox Co. †	188,428
4,950	BE Aerospace, Inc. †	202,010
6,650	Boeing Co. (The)	491,635
7,350	Cintas Corp.	242,771
4,200	Copart, Inc. †	195,720
6,900	Corrections Corp. of America †	149,385
5,750	Covanta Holding Corp.	94,817
9,180	Fastenal Co.	330,388
5,150	GATX Corp.	191,168
5,670	General Dynamics Corp.	422,528
6,700	Goodrich Corp.	639,850
5,300	Harsco Corp.	172,780
7,400	Iron Mountain, Inc.	252,266
5,000	Landstar System, Inc.	232,400
3,500	Lennox International, Inc.	150,745
5,020	Northrop Grumman Corp.	348,137
4,700	Owens Corning †	175,545
3,490	PACCAR, Inc.	178,304
9,700	Pitney Bowes, Inc.	223,003
1,450	Precision Castparts Corp.	238,742
2,900	Roper Industries, Inc.	241,570
14,950	Spirit Aerosystems Holdings, Inc., Class A †	328,900
2,900	Stericycle, Inc. †	258,448
7,000	Terex Corp. †	199,150
9,500	USG Corp. †	136,230
9,600	UTi Worldwide, Inc.	189,024
2,400	WW Grainger, Inc.	368,760
		7,428,502
Information Technology — (4.8)%
2,050	Alliance Data Systems Corp. †	192,844
8,400	Altera Corp.	389,340
2,900	ANSYS, Inc. †	158,543
19,600	ARM Holdings PLC ADR	557,228
8,200	BMC Software, Inc. †	448,540
8,560	Citrix Systems, Inc. †	684,800
3,400	Cognizant Technology Solutions Corp., Class A †	249,356
20,800	Compuware Corp. †	203,008
8,300	CoreLogic, Inc. †	138,693
4,950	Diebold, Inc.	153,499

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Schedule of Securities Sold Short - (Continued)	June 30, 2011 (Unaudited)

Shares	Value
Information Technology (continued)
4,300	Digital River, Inc. †	$138,288
8,250	Fair Isaac Corp.	249,150
3,900	Fiserv, Inc. †	244,257
10,000	Ingram Micro, Inc., Class A †	181,400
8,390	Intuit, Inc. †	435,105
3,300	Itron, Inc. †	158,928
26,800	Marvell Technology Group, Ltd. †	395,702
21,080	Motorola Mobility Holdings, Inc. †	464,603
4,300	NetApp, Inc. †	226,954
83,400	Nokia OYJ ADR	535,428
10,200	Novellus Systems, Inc. †	368,628
35,250	NVIDIA Corp. †	561,709
4,600	Rackspace Hosting, Inc. †	196,604
9,300	Rambus, Inc. †	136,524
8,100	SAP AG ADR	491,265
5,550	Silicon Laboratories, Inc. †	228,993
7,700	Synopsys, Inc. †	197,967
7,100	VeriSign, Inc.	237,566
2,500	VMware, Inc., Class A †	250,575
5,000	Xilinx, Inc.	182,350
		9,057,847
Materials — (1.0)%
12,500	Commercial Metals Co.	179,375
2,250	Ecolab, Inc.	126,855
850	Martin Marietta Materials, Inc.	67,975
7,100	Nalco Holding Co.	197,451
5,250	Nucor Corp.	216,405
6,600	Owens-Illinois, Inc. †	170,346
2,300	Praxair, Inc.	249,297
3,800	Royal Gold, Inc.	222,566
9,680	RPM International, Inc.	222,833
8,810	Valspar Corp.	317,689
		1,970,792
Telecommunication Services — (0.7)%
10,200	America Movil SAB de CV ADR, Series L	549,576
9,599	CenturyLink, Inc.	388,087
16,070	Frontier Communications Corp.	129,685
5,150	SBA Communications Corp., Class A †	196,679
		1,264,027

Shares	Value
Utilities — (1.7)%
11,100	American Water Works Co., Inc.	$326,895
20,950	Aqua America, Inc.	460,481
6,900	Consolidated Edison, Inc.	367,356
18,210	Duke Energy Corp.	342,894
3,300	Entergy Corp.	225,324
8,200	Hawaiian Electric Industries, Inc.	197,292
5,800	Integrys Energy Group, Inc.	300,672
4,600	NSTAR	211,508
10,600	NV Energy, Inc.	162,710
9,000	Vectren Corp.	250,740
4,640	WGL Holdings, Inc.	178,594
6,000	Wisconsin Energy Corp.	188,100
		3,212,566

Total Common Stock
(Proceeds $45,732,545)		51,036,664

Total Securities Sold Short — (26.8)%
(Proceeds $45,732,545)		$51,036,664
Percentages are based on Net Assets of $190,144,473.

†	Non-income producing security.
ADR — American Depositary Receipt
PLC— Public Limited Company
REIT — Real Estate Investment Trust

As of June 30, 2011, all of the Fund’s securities sold short were considered Level 1. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2011 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
ASSETS:
Investments in securities, at value (Note 2)	$193,156,925	$36,554,664	$8,567,475	$10,372,933	$168,021,581	$240,482,372
Receivable for Portfolio shares sold	150,820	8,311	4,803	13,232	65,245	10,221
Dividends and interest receivable	112,913	51,322	2,656	10,524	205,782	267,641
Dividend reclaim receivable	—	—	—	—	—	1,289
Receivable for investment securities sold	1,298,287	75,006	188,531	128,757	1,408,804	2,489,682
Prepaid expenses and other assets	23,006	13,150	12,283	11,516	19,111	24,835
Total Assets	194,741,951	36,702,453	8,775,748	10,536,962	169,720,523	243,276,040

LIABILITIES:
Securities sold short, at value	—	—	—	—	—	51,036,664
Payable to Custodian	—	—	—	—	464,430	—
Payable for investment securities purchased	755,434	339,549	185,083	91,123	—	1,754,564
Payable for Portfolio shares redeemed	90,037	—	—	1,239	63,910	14,008
Investment advisory fees payable (Note 3)	115,676	21,761	2,328	4,039	13,606	155,112
Distribution fees payable (Note 4)	20,182	6,561	3,815	2,498	30,063	12,969
Service fees payable (Note 4)	21,536	113	—	1,040	16,373	7,204
Administration fees payable	10,796	2,031	474	581	9,525	10,881
Trustees' fees payable	—	—	—	32	—	—
Chief compliance officer fees payable	449	82	18	29	386	455
Dividends payable on securities sold short	—	—	—	—	—	52,477
Accrued expenses and other payables	94,067	20,026	10,687	11,372	75,506	87,233
Total Liabilities	1,108,177	390,123	202,405	111,953	673,799	53,131,567

NET ASSETS	$193,633,774	$36,312,330	$8,573,343	$10,425,009	$169,046,724	$190,144,473

NET ASSETS consist of:
Paid-in capital	$163,791,146	$45,892,175	$8,222,293	$11,469,844	$154,992,402	$158,631,584
Undistributed net investment income/(accumulated net investment loss)	(157,024)	96,754	(41,456)	(21,293)	1,132,115	(248,291)
Accumulated net realized loss on investments sold and securities sold short	(13,068,781)	(14,820,048)	(1,704,807)	(2,941,069)	(54,060,958)	(4,198,073)
Net unrealized appreciation of investments and securities sold short	43,068,433	5,143,449	2,097,313	1,917,527	66,983,165	35,959,253

NET ASSETS	$193,633,774	$36,312,330	$8,573,343	$10,425,009	$169,046,724	$190,144,473

Investments in securities, at cost (Note 2)	$150,088,492	$31,411,215	$6,470,162	$8,455,406	$101,038,416	$199,219,000
Securities sold short, proceeds receivable	—	—	—	—	—	45,732,545

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2011 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Investment Class shares	$109,341,167	$35,349,949	$8,467,112	$10,303,263	$111,673,737	$86,047,227
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Institutional Class shares	$84,292,607	$962,381	$106,231	$121,746	$56,110,122	$104,097,246
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†
Qualified Class shares	N/A	N/A	N/A	N/A	$118	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)
Horace Mann Class shares	N/A	N/A	N/A	N/A	$1,262,747	N/A
(50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)

SHARES OUTSTANDING:
Investment Class shares	3,240,685	2,297,718	478,928	610,490	9,562,567	10,127,027
Institutional Class shares	2,419,203	62,387	5,764	7,130	4,803,558	12,171,074
Qualified Class shares	N/A	N/A	N/A	N/A	10	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	108,403	N/A

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption price per share	$33.74	$15.38	$17.68	$16.88	$11.68	$8.50

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption price per share	$34.84	$15.43	$18.43	$17.08	$11.68	$8.55

QUALIFIED CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.66	N/A

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption price per share	N/A	N/A	N/A	N/A	$11.65	N/A

†	For the Wilshire Large Cap Core Plus Fund, (40,000,000 shares authorized, per class, par value $.001 per share).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2011 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
INVESTMENT INCOME:
Dividends	$1,036,949	$340,490	$22,975	$80,203	$1,583,658	$1,958,421
Interest	715	79	30	87	313	—
Foreign taxes withheld	(247)	(1,250)	—	—	(103)	(10,425)
Total income	1,037,417	339,319	23,005	80,290	1,583,868	1,947,996

EXPENSES:
Investment advisory fee (Note 3)	729,103	135,174	34,434	49,156	83,710	983,117
Distribution (12b-1) fees (Note 4)
Investment Class	138,751	43,754	9,946	14,281	135,805	114,444
Qualified Class	N/A	N/A	N/A	N/A	925	N/A
Horace Mann Class	N/A	N/A	N/A	N/A	2,167	N/A
Service fees
Investment Class	63,760	1,937	2,062	5,847	29,352	13,371
Institutional Class	2,853	—	29	50	24,214	1,781
Administration and accounting fees (Note 3)	68,050	12,616	2,836	4,048	58,597	68,818
Directors' fees and expenses (Note 3)	13,103	2,408	532	878	11,195	13,269
Chief compliance officer fees	449	82	18	29	386	455
Transfer agent fees (Note 3)	57,128	6,499	2,835	3,640	39,329	23,608
Professional fees	52,173	9,609	2,141	3,427	44,756	52,792
Printing fees	27,603	5,120	1,157	1,729	23,757	27,839
Registration and filing fees	16,680	12,917	13,037	12,330	35,785	17,737
Custodian fees (Note 3)	9,352	8,317	6,104	6,970	5,831	13,434
Rebates on securities sold short (Note 2)	—	—	—	—	—	101,322
Dividend expense on securities sold short	—	—	—	—	—	674,033
Interest expense	—	—	—	—	—	116,941
Other	15,436	4,127	4,085	4,655	30,236	20,384
Total expenses	1,194,441	242,560	79,216	107,040	526,045	2,243,345
Fees waived by investment Adviser (Note 3)	—	—	(18,640)	(20,495)	—	(9,912)
Fees recouped by Adviser (Note 3)	—	—	—	—	—	2,207
Net expenses	1,194,441	242,560	60,576	86,545	526,045	2,235,640

Net investment income/(loss)	(157,024)	96,759	(37,571)	(6,255)	1,057,823	(287,644)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SECURITIES SOLD SHORT (NOTES 1 and 7):
Net realized gain/(loss) from:
Investments	16,244,474	2,869,942	812,284	1,272,011	2,497,817	12,350,005
Securities sold short	—	—	—	—	—	(5,548,331)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,587,827)	(628,048)	25,613	(877,077)	5,782,821	476,502
Securities sold short	—	—	—	—	—	2,623,861

Net realized and unrealized gain on investments and securities sold short	10,656,647	2,241,894	837,897	394,934	8,280,638	9,902,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,499,623	$2,338,653	$800,326	$388,679	$9,338,461	$9,614,393

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Six Months Ended June 30, 2011 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$(157,024)	$96,759	$(37,571)	$(6,255)	$1,057,823	$(287,644)
Net realized gain on investments and securities sold short	16,244,474	2,869,942	812,284	1,272,011	2,497,817	6,801,674
Net change in unrealized appreciation on investments and securities sold short	(5,587,827)	(628,048)	25,613	(877,077)	5,782,821	3,100,363
Net increase in net assets resulting from operations	10,499,623	2,338,653	800,326	388,679	9,338,461	9,614,393

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	2,524,864	854,997	707,802	797,465	12,655,881	25,363
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(10,996,278)	(1,656,683)	(545,410)	(4,631,968)	(12,013,085)	(9,965,084)
Net increase/(decrease) in net assets from Investment Class share transactions	(8,471,414)	(801,686)	162,392	(3,834,503)	642,796	(9,939,721)
Institutional Class shares:
Shares sold	4,819,967	13,100	3,742	1	4,929,703	1,576,388
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(7,125,381)	(229,526)	(93,415)	(38,920)	(5,471,528)	(6,273,110)
Net increase/(decrease) in net assets from Institutional Class share transactions	(2,305,414)	(216,426)	(89,673)	(38,919)	(541,825)	(4,696,722)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,978	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(778,664)	N/A
Net decrease in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	(734,686)	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	21,855	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(31,656)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(9,801)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(10,776,828)	(1,018,112)	72,719	(3,873,422)	(643,516)	(14,636,443)
Net increase/(decrease) in net assets	(277,205)	1,320,541	873,045	(3,484,743)	8,694,945	(5,022,050)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued) For the Six Months Ended June 30, 2011 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
End of year	$193,633,774	$36,312,330	$8,573,343	$10,425,009	$169,046,724	$190,144,473
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$(157,024)	$96,754	$(41,456)	$(21,293)	$1,132,115	$(248,291)

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	75,796	56,440	39,924	47,346	1,098,503	3,021
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(331,646)	(108,919)	(32,548)	(278,383)	(1,042,991)	(1,197,202)
Net increase/(decrease) in Investment Class shares outstanding	(255,850)	(52,479)	7,376	(231,037)	55,512	(1,194,181)

Institutional Class shares:
Shares sold	140,606	861	223	—	437,104	186,055
Shares issued as reinvestment of distributions	—	—	—	—	—	—
Shares redeemed	(207,115)	(14,989)	(5,227)	(2,304)	(473,069)	(736,939)
Net decrease in Institutional Class shares outstanding	(66,509)	(14,128)	(5,004)	(2,304)	(35,965)	(550,884)

Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	3,756	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(68,517)	N/A
Net decrease in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	(64,761)	N/A

Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	1,900	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	—	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(2,741)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(841)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
OPERATIONS:
Net investment income/(loss)	$352,731	$175,536	$(26,834)	$92,608	$2,066,164	$336,069
Net realized gain on investments and securities sold short	20,072,678	2,330,315	762,451	807,665	2,527,828	6,003,724
Net change in unrealized appreciation on investments and securities sold short	11,507,509	1,654,255	875,125	2,062,626	19,319,715	15,463,097
Net increase in net assets resulting from operations	31,932,918	4,160,106	1,610,742	2,962,899	23,913,707	21,802,890
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Investment Class shares	(44,463)	(169,091)	—	(103,932)	(1,318,200)	(492,236)
Institutional Class shares	(308,268)	(6,445)	—	(1,329)	(784,864)	(786,093)
Qualified Class shares	N/A	N/A	N/A	N/A	(9,365)	N/A
Horace Mann Class shares	N/A	N/A	N/A	N/A	(15,317)	N/A
Net realized capital gains:
Investment Class shares	—	—	—	—	—	(982,815)
Institutional Class shares	—	—	—	—	—	(1,050,757)
Return of capital:
Investment Class shares	(7,088)	(1,840)	—	—	—	—
Institutional Class shares	(5,058)	(73)	—	—	—	—
Total distributions to shareholders	(364,877)	(177,449)	—	(105,261)	(2,127,746)	(3,311,901)
CAPITAL STOCK TRANSACTIONS (DOLLARS):
Investment Class shares:
Shares sold	4,315,864	1,929,294	370,534	6,809,631	16,153,766	5,403,581
Shares issued as reinvestment of distributions	50,650	170,235	—	102,880	1,288,288	1,471,983
Shares redeemed	(27,750,991)	(2,733,950)	(936,476)	(5,495,953)	(35,939,696)	(18,157,214)
Net increase/(decrease) in net assets from Investment Class share transactions	(23,384,477)	(634,421)	(565,942)	1,416,558	(18,497,642)	(11,281,650)
Institutional Class shares:
Shares sold	11,771,372	21,561	13,333	13,361	3,300,621	5,218,490
Shares issued as reinvestment of distributions	173,019	5,311	—	1,301	776,835	1,836,850
Shares redeemed	(32,064,571)	(521,719)	(5,499)	(60,188)	(24,747,016)	(22,715,586)
Net increase/(decrease) in net assets from Institutional Class share transactions	(20,120,180)	(494,847)	7,834	(45,526)	(20,669,560)	(15,660,246)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	66,781	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	9,364	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(69,535)	N/A
Net increase in net assets from Qualified Class share transactions	N/A	N/A	N/A	N/A	6,610	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	43,910	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	15,317	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(125,159)	N/A
Net decrease in net assets from Horace Mann Class share transactions	N/A	N/A	N/A	N/A	(65,932)	N/A
Net increase/(decrease) in net assets from capital stock transactions	(43,504,657)	(1,129,268)	(558,108)	1,371,032	(39,226,524)	(26,941,896)
Net increase/(decrease) in net assets	(11,936,616)	2,853,389	1,052,634	4,228,670	(17,440,563)	(8,450,907)

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc Statements of Changes in Net Assets - (Continued) For the Year Ended December 31, 2010

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE LARGE CAP CORE PLUS FUND
NET ASSETS:
Beginning of year	$205,847,595	$32,138,400	$6,647,664	$9,681,082	$177,792,342	$203,617,430
End of year	$193,910,979	$34,991,789	$7,700,298	$13,909,752	$160,351,779	$195,166,523
Undistributed net investment income/(accumulated net investment loss)/(distributions in excess of net investment income) at end of year	$—	$(5)	$(3,885)	$(15,038)	$74,292	$39,353

CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	154,299	145,789	26,143	484,722	1,638,373	801,864
Shares issued as reinvestment of distributions	1,578	11,781	—	6,246	116,376	181,428
Shares redeemed	(1,004,663)	(207,382)	(69,854)	(363,274)	(3,623,799)	(2,361,115)
Net increase/(decrease) in Investment Class shares outstanding	(848,786)	(49,812)	(43,711)	127,694	(1,869,050)	(1,377,823)
Institutional Class shares:
Shares sold	410,502	1,602	890	821	334,109	695,199
Shares issued as reinvestment of distributions	5,230	367	—	78	70,238	224,908
Shares redeemed	(1,144,750)	(39,689)	(408)	(4,126)	(2,519,678)	(3,060,849)
Net increase/(decrease) in Institutional Class shares outstanding	(729,018)	(37,720)	482	(3,227)	(2,115,331)	(2,140,742)
Qualified Class shares:
Shares sold	N/A	N/A	N/A	N/A	6,610	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	847	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(6,686)	N/A
Net increase in Qualified Class shares outstanding	N/A	N/A	N/A	N/A	771	N/A
Horace Mann Class shares:
Shares sold	N/A	N/A	N/A	N/A	4,403	N/A
Shares issued as reinvestment of distributions	N/A	N/A	N/A	N/A	1,387	N/A
Shares redeemed	N/A	N/A	N/A	N/A	(12,381)	N/A
Net decrease in Horace Mann Class shares outstanding	N/A	N/A	N/A	N/A	(6,591)	N/A

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statement of Cash Flows For the Six Months Ended June 30, 2011 (Unaudited)

WILSHIRE LARGE CAP CORE PLUS FUND
INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Net increase in net assets from operations	$9,614,393
Adjustments to reconcile net decrease in net assets from operations to net cash provided by in operating activities:
Purchases of investment securities	(95,169,731)
Proceeds from disposition of investment securities	114,935,170
Purchases to cover securities sold short	(37,824,915)
Proceeds from securities sold short	32,524,532
Net purchases of short-term investment securities	(561,344)
Net realized gain/(loss) from:
Investments	(12,350,005)
Securities sold short	5,548,331
Net change in unrealized depreciation on:
Investments	(476,502)
Securities sold short	(2,623,861)
Decrease in receivable for investment securities sold	5,408,403
Increase in dividends and interest receivable	(45,340)
Decrease in prepaid expenses and other assets	6,734
Decrease in dividend reclaim receivable	4,300
Decrease in payable for investment securities purchased	(208,316)
Decrease in investment advisory fees payable	(21,669)
Decrease in distribution (12b-1) fees payable	(7,258)
Increase in service fees payable	491
Decrease in administration fees payable	(877)
Decrease in trustees' fees payable	(5,847)
Increase in dividends payable on securities sold short	18,943
Increase in chief compliance officer expenses payable	455
Decrease accrued expenses and other payables	(28,893)
Net cash provided by operating activities	18,737,194

Cash Flows From Financing Activities:
Proceeds from shares sold	1,598,359
Payments on shares redeemed	(16,234,290)
Net cash flows used in financing activities	(14,635,931)
Net increase in cash	4,101,263

Cash at beginning of period	(4,101,263)
Cash at end of period	$0

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$32.00		$26.88		$20.12	$35.34	$36.20	$34.49

Income/(loss) from investment operations:
Net investment income/(loss)1	(0.05)		0.01		0.00	(0.09)	(0.13)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.79		5.12		6.76	(14.73)	6.18	1.77
Total from investment operations	1.74		5.13		6.76	(14.82)	6.05	1.71

Less distributions:
From net investment income	0.00		(0.01)		0.00	0.00	0.00	0.00
Return of capital	0.00		(0.00	)2	0.00	0.00	0.00	0.00
From capital gains	—		0.00		0.00	(0.40)	(6.91)	0.00
Total distributions	0.00		(0.01)		0.00	(0.40)	(6.91)	0.00

Net asset value, end of period	$33.74		$32.00		$26.88	$20.12	$35.34	$36.20

Total return	5.44	%3	19.10%		33.60%	(41.88)%	16.33%	4.96%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$109,341		$111,904		$116,799	$118,683	$312,297	$379,226
Operating expenses	1.38	%4	1.42%		1.43%	1.43%	1.41%	1.34%
Net investment income/(loss)	(0.32	)%4	0.04%		(0.02)%	(0.31)%	(0.32)%	(0.18)%
Portfolio turnover rate	35	%3	167%		84%	178%	129%	62%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010		Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$32.99		$27.70		$20.72	$36.25	$36.84	$34.97

Income/(loss) from investment operations:
Net investment income1	0.01		0.12		0.08	0.02	0.03	0.07
Net realized and unrealized gain/(loss) on investments	1.84		5.30		6.98	(15.15)	6.29	1.80
Total from investment operations	1.85		5.42		7.06	(15.13)	6.32	1.87

Less distributions:
From net investment income	0.00		(0.13)		(0.08)	0.00	0.00	0.00
Return of capital	0.00		(0.00	)2	0.00	0.00	0.00	0.00
From capital gains	0.00		0.00		0.00	(0.40)	(6.91)	0.00
Total distributions	0.00		(0.13)		(0.08)	(0.40)	(6.91)	0.00

Net asset value, end of period	$34.84		$32.99		$27.70	$20.72	$36.25	$36.84

Total return	5.61	%3	19.55%		34.07%	(41.70)%	16.80%	5.35%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,293		$82,007		$89,049	$81,680	$169,017	$225,390
Operating expenses	1.02	%4	1.05%		1.09%	1.06%	1.02%	0.98%
Net investment income	0.04	%4	0.40%		0.33%	0.07%	0.08%	0.19%
Portfolio turnover rate	35	%3	167%		84%	178%	129%	62%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2011 (Unaudited)	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$14.42	$12.78	$10.02	$17.51	$22.99	$21.17

Income/(loss) from investment operations:
Net investment income1	0.04	0.07	0.08	0.17	0.20	0.20
Net realized and unrealized gain/(loss) on investments	0.93	1.64	2.77	(7.45)	(0.58)	3.71
Total from investment operations	0.97	1.71	2.85	(7.28)	(0.38)	3.91

Less distributions:
From net investment income	0.00	(0.07)	(0.09)	(0.21)	(0.23)	(0.19)
Return of capital	0.00	(0.00	)2	0.00	0.00	(0.00	)2	0.00
From capital gains	0.00	0.00	0.00	0.00	2	(4.87)	(1.90)
Total distributions	0.00	(0.07)	(0.09)	(0.21)	(5.10)	(2.09)

Net asset value, end of period	$15.38	$14.42	$12.78	$10.02	$17.51	$22.99

Total return	6.73	%3	13.40%	28.48%	(41.55)%	(2.00)%	18.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,350	$33,887	$30,677	$24,791	$57,314	$76,481
Operating expenses	1.35	%4	1.39%	1.48%	1.49%	1.42%	1.39%
Net investment income	0.53	%4	0.54%	0.75%	1.22%	0.85%	0.87%
Portfolio turnover rate	59	%3	140%	188%	183%	120%	50%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2011 (Unaudited)	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$14.44	$12.79	$10.01	$17.49	$23.04	$21.19

Income/(loss) from investment operations:
Net investment income1	0.06	0.08	0.10	0.20	0.27	0.27
Net realized and unrealized gain/(loss) on investments	0.93	1.66	2.76	(7.45)	(0.64)	3.74
Total from investment operations	0.99	1.74	2.86	(7.25)	(0.37)	4.01

Less distributions:
From net investment income	0.00	(0.09)	(0.08)	(0.23)	(0.31)	(0.26)
Return of capital	0.00	(0.00	)2	0.00	0.00	(0.00	)2	0.00
From capital gains	0.00	0.00	0.00	0.00	2	(4.87)	(1.90)
Total distributions	0.00	(0.09)	(0.08)	(0.23)	(5.18)	(2.16)

Net asset value, end of period	$15.43	$14.44	$12.79	$10.01	$17.49	$23.04

Total return	6.86	%3	13.57%	28.60%	(41.41)%	(1.92)%	18.94%

Ratios to average net assets/supplemental data:
Net assets, end of period(in 000’s)	$962	$1,105	$1,461	$4,736	$8,469	$7,399
Operating expenses	1.07	%4	1.27%	1.36%	1.30%	1.12%	1.08%
Net investment income	0.78	%4	0.65%	0.97%	1.34%	1.15%	1.18%
Portfolio turnover rate	59	%3	140%	188%	183%	120%	50%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$15.95		$12.64	$9.70	$16.94	$17.46	$16.88

Income/(loss) from investment operations:
Net investment loss1	(0.08)		(0.05)	(0.08)	(0.10)	(0.09)	(0.17)
Net realized and unrealized gain/(loss) on investments	1.81		3.36	3.02	(6.56)	1.60	2.04
Total from investment operations	1.73		3.31	2.94	(6.66)	1.51	1.87

Less distributions:
From capital gains	0.00		0.00	0.00	(0.58)	(2.03)	(1.29)
Total distributions	0.00		0.00	0.00	(0.58)	(2.03)	(1.29)

Net asset value, end of period	$17.68		$15.95	$12.64	$9.70	$16.94	$17.46

Total return	10.85	%2	26.19%	30.31%	(39.13)%	8.36%	11.12%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,467		$7,521	$6,513	$5,273	$18,702	$15,553
Operating expenses including reimbursement/waiver	1.50	%3	1.45%	1.50%	1.47%	1.46%	1.43%
Operating expenses excluding reimbursement/waiver	1.96	%3	2.18%	2.41%	2.07%	2.06%	2.05%
Net investment loss	(0.93	)%3	(0.41)%	(0.74)%	(0.66)%	(1.09)%	(0.96)%
Portfolio turnover rate	46	%2	83%	98%	87%	99%	62%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$16.61		$13.12	$10.03	$17.50	$17.93	$17.25

Income/(loss) from investment operations:
Net investment loss1	(0.06)		(0.01)	(0.04)	(0.06)	(0.06)	(0.12)
Net realized and unrealized gain/(loss) on investments	1.88		3.50	3.13	(6.83)	1.66	2.09
Total from investment operations	1.82		3.49	3.09	(6.89)	1.60	1.97

Less distributions:
From capital gains	0.00		0.00	0.00	(0.58)	(2.03)	(1.29)
Total distributions	0.00		0.00	0.00	(0.58)	(2.03)	(1.29)

Net asset value, end of period	$18.43		$16.61	$13.12	$10.03	$17.50	$17.93

Total return	10.96	%2	26.60%	30.81%	(39.17)%	8.58%	11.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$106		$179	$135	$154	$298	$196
Operating expenses including reimbursement/waiver	1.24	%3	1.15%	1.18%	1.24%	1.21%	1.15%
Operating expenses excluding reimbursement/waiver	1.69	%3	1.87%	2.09%	1.78%	1.81%	1.77%
Net investment loss	(0.67	)%3	(0.09)%	(0.43)%	(0.39)%	(0.92)%	(0.68)%
Portfolio turnover rate	46%		83%	98%	87%	99%	62%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2011 (Unaudited)	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$16.34	$13.32	$10.93	$16.49	$18.77	$17.46

Income/(loss) from investment operations:
Net investment income1	(0.01)	0.12	0.05	0.09	0.10	0.03
Net realized and unrealized gain/(loss) on investments	0.55	3.02	2.44	(5.51)	(0.70)	3.38
Total from investment operations	0.54	3.14	2.49	(5.42)	(0.60)	3.41

Less distributions:
From net investment income	0.00	(0.12)	(0.10)	(0.14)	(0.11)	(0.03)
From capital gains	0.00	0.00	0.00	0.00	2	(1.57)	(2.07)
Total distributions	0.00	(0.12)	(0.10)	(0.14)	(1.68)	(2.10)

Net asset value, end of period	$16.88	$16.34	$13.32	$10.93	$16.49	$18.77

Total return	3.30	%3	23.60%	22.81%	(32.81)%	(3.45)%	19.64%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,303	$13,754	$9,511	$8,211	$21,630	$23,639
Operating expenses including reimbursement/waiver	1.50	%4	1.50%	1.50%	1.34%	1.19%	1.31%
Operating expenses excluding reimbursement/waiver	1.85	%4	1.87%	2.01%	1.94%	1.79%	1.92%
Net investment income/(loss)	(0.11	)%4	0.82%	0.49%	0.62%	(0.05)%	0.15%
Portfolio turnover rate	35	%3	89%	61%	83%	68%	72%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
Institutional Class Shares
Six Months Ended 06/30/2011 (Unaudited)	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$16.51	$13.45	$11.02	$16.61	$18.90	$17.56

Income/(loss) from investment operations:
Net investment income1	0.01	0.14	0.07	0.12	0.17	0.09
Net realized and unrealized gain/(loss) on investments	0.56	3.06	2.48	(5.51)	(0.72)	3.41
Total from investment operations	0.57	3.20	2.55	(5.39)	(0.55)	3.50

Less distributions:
From net investment income	0.00	(0.14)	(0.12)	(0.20)	(0.17)	(0.09)
From capital gains	0.00	0.00	0.00	0.00	2	(1.57)	(2.07)
Total distributions	0.00	(0.14)	(0.12)	(0.20)	(1.74)	(2.16)

Net asset value, end of period	$17.08	$16.51	$13.45	$11.02	$16.61	$18.90

Total return	3.45	%3	23.80%	23.11%	(32.37)%	(3.18)%	20.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$122	$156	$170	$441	$5,652	$1,375
Operating expenses including reimbursement/waiver	1.22	%4	1.29%	1.30%	1.00%	0.91%	1.02%
Operating expenses excluding reimbursement/waiver	1.58	%4	1.67%	1.71%	1.61%	1.51%	1.62%
Net investment income	0.20	%4	0.96%	0.65%	0.82%	0.30%	0.44%
Portfolio turnover rate	35	%3	89%	61%	83%	68%	72%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Amount is less than $0.01 per share.

3	Not Annualized.

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$11.05		$9.61	$7.67	$12.42	$12.02	$10.59

Income/(loss) from investment operations:
Net investment income1	0.07		0.13	0.11	0.15	0.15	0.12
Net realized and unrealized gain/(loss) on investments	0.56		1.45	1.96	(4.77)	0.42	1.41
Total from investment operations	0.63		1.58	2.07	(4.62)	0.57	1.53

Less distributions:
From net investment income	0.00		(0.14)	(0.13)	(0.13)	(0.17)	(0.10)
Total distributions	0.00		(0.14)	(0.13)	(0.13)	(0.17)	(0.10)

Net asset value, end of period	$11.68		$11.05	$9.61	$7.67	$12.42	$12.02

Total return	5.70	%2	16.44%	26.98%	(37.11)%	4.75%	14.46%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$111,674		$105,019	$109,304	$98,032	$143,090	$145,952
Operating expenses	0.70	%3	0.72%	0.77%	0.78%	0.68%	0.74%
Net investment income	1.19	%3	1.26%	1.36%	1.48%	1.20%	1.08%
Portfolio turnover rate	5	%2	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$11.04		$9.60	$7.67	$12.41	$12.02	$10.60

Income/(loss) from investment operations:
Net investment income1	0.08		0.15	0.13	0.17	0.19	0.15
Net realized and unrealized gain/(loss) on investments	0.56		1.45	1.95	(4.76)	0.41	1.40
Total from investment operations	0.64		1.60	2.08	(4.59)	0.60	1.55

Less distributions:
From net investment income	0.00		(0.16)	(0.15)	(0.15)	(0.21)	(0.13)
Total distributions	0.00		(0.16)	(0.15)	(0.15)	(0.21)	(0.13)

Net asset value, end of period	$11.68		$11.04	$9.60	$7.67	$12.41	$12.02

Total return	5.80	%2	16.71%	27.10%	(36.95)%	4.97%	14.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$56,110		$53,415	$66,764	$55,088	$113,721	$65,177
Operating expenses	0.48	%3	0.50%	0.54%	0.59%	0.39%	0.47%
Net investment income	1.41	%3	1.48%	1.59%	1.62%	1.49%	1.35%
Portfolio turnover rate	5	%2	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Qualified Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$11.03		$9.59	$7.67	$12.42	$12.02	$10.61

Income/(loss) from investment operations:
Net investment income1	0.07		0.13	0.12	0.15	0.14	0.11
Net realized and unrealized gain/(loss) on investments	0.56		1.46	1.95	(4.76)	0.42	1.39
Total from investment operations	0.63		1.59	2.07	(4.61)	0.56	1.50

Less distributions:
From net investment income	0.00		(0.15)	(0.15)	(0.14)	(0.16)	(0.09)
Total distributions	0.00		(0.15)	(0.15)	(0.14)	(0.16)	(0.09)

Net asset value, end of period	$11.66		$11.03	$9.59	$7.67	$12.42	$12.02

Total return	5.71	%2	16.56%	26.91%	(37.09)%	4.63%	14.18%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$—	3	$714	$614	$431	$607	$1,114
Operating expenses	0.65	%4	0.66%	0.61%	0.84%	0.79%	0.83%
Net investment income	1.22	%4	1.32%	1.51%	1.40%	1.08%	0.99%
Portfolio turnover rate	5	%2	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Amounts designated as “—” have been rounded to $0

4	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Horace Mann Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2007	Year Ended 12/31/2006
Net asset value, beginning of period	$11.02		$9.59	$7.66	$12.38	$11.99	$10.57

Income/(loss) from investment operations:
Net investment income1	0.06		0.13	0.11	0.15	0.14	0.12
Net realized and unrealized gain/(loss) on investments	0.57		1.44	1.95	(4.75)	0.41	1.39
Total from investment operations	0.63		1.57	2.06	(4.60)	0.55	1.51

Less distributions:
From net investment income	0.00		(0.14)	(0.13)	(0.12)	(0.16)	(0.09)
Total distributions	0.00		(0.14)	(0.13)	(0.12)	(0.16)	(0.09)

Net asset value, end of period	$11.65		$11.02	$9.59	$7.66	$12.38	$11.99

Total return	5.72	%2	16.39%	26.85%	(37.08)%	4.60%	14.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,263		$1,204	$1,111	$952	$1,593	$1,817
Operating expenses	0.75	%3	0.72%	0.80%	0.82%	0.74%	0.77%
Net investment income	1.14	%3	1.26%	1.34%	1.41%	1.14%	1.05%
Portfolio turnover rate	5	%2	2%	57%	52%	60%	69%

1	The selected per share data was calculated using the average shares outstanding method for the period.

2	Not Annualized.

3	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
Investment Class Shares
Six Months Ended 06/30/2011 (Unaudited)	Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$8.09	$7.37	$6.23	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	(0.02)	0.00	3	0.04	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	0.43	0.84	1.13	(3.90)	0.14
Total from investment operations	0.41	0.84	1.17	(3.88)	0.12

Less distributions:
From net investment income	0.00	(0.04)	(0.03)	(0.01)	0.00	3
From capital gains	0.00	(0.08)	0.00	0.00	0.00
Total distributions	0.00	(0.12)	(0.03)	(0.01)	0.00

Net asset value, end of period	$8.50	$8.09	$7.37	$6.23	$10.12

Total return	5.07	%4	11.47%	18.73%	(38.31)%	1.21	%4

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,047	$91,641	$93,553	$36,356	$7,196
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.50%	1.50%	1.50%	1.50%	1.50	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	2.41	%5	2.19%	2.17%	2.70%	3.51	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	2.43	%5	2.23%	2.33%	3.79%	5.00	%5
Net investment income/(loss)	(0.42	)%5	0.05%	0.61%	0.20%	(1.24	)%5
Portfolio turnover rate	29	%4	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Large Cap Core Plus Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2011 (Unaudited)		Year Ended 12/31/2010	Year Ended 12/31/2009	Year Ended 12/31/2008	Period Ended 12/31/20071
Net asset value, beginning of period	$8.14		$7.41	$6.25	$10.12	$10.00

Income/(loss) from investment operations:
Net investment income/(loss)2	(0.01)		0.02	0.06	0.04	(0.01)
Net realized and unrealized gain/(loss) on investments	0.42		0.85	1.14	(3.89)	0.13
Total from investment operations	0.41		0.87	1.20	(3.85)	0.12

Less distributions:
From net investment income	0.00		(0.06)	(0.04)	(0.02)	0.00	3
From capital gains	0.00		(0.08)	0.00	0.00	0.00
Total distributions	0.00		(0.14)	(0.04)	(0.02)	0.00

Net asset value, end of period	$8.55		$8.14	$7.41	$6.25	$10.12

Total return	5.04	%4	11.82%	19.14%	(38.09)%	1.23	%4

Ratios to average net assets/ supplemental data:
Net assets, end of period (in 000’s)	$104,097		$103,526	$110,064	$24,617	$12,870
Operating expenses excluding dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	1.25	%5	1.25%	1.25%	1.21%	1.25	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, after expense reimbursement/waiver	2.16	%5	1.94%	1.92%	2.41%	3.09	%5
Operating expenses including dividends and rebates on securities sold short and interest expense, before expense reimbursement/waiver	2.15	%5	1.96%	2.03%	3.50%	4.38	%5
Net investment income/(loss)	(0.17	)%5	0.30%	0.85%	0.49%	(0.79	)%5
Portfolio turnover rate	29	%4	283%	289%	175%	84	%4

1	The Wilshire Large Cap Core Plus Fund commenced operations November 15, 2007.

2	The selected per share data was calculated using the average shares outstanding method for the period.

3	Amount is less than $0.01 per share.

4	Not annualized.

5	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2011 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers six series, all of which had operations during the annual period: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus Fund (formerly the Wilshire Large Cap Core 130/30 Fund) (collectively the “Portfolios”, each a “Portfolio”). The Company accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges. The Wilshire 5000 IndexSM Fund also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its particular service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

2. Significant Accounting Policies.

Use of estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Security valuation – A security listed or traded on U.S. exchanges is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to procedures established by the Board of Directors or as determined in good faith by the Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or by the Company’s Valuation Committee. Significant events include, but are not limited to

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2011, there have been no significant changes to the Portfolios’ fair value methodologies and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Fair value measurement classifications are summarized in each Portfolio’s Condensed Schedule of Investments, Schedule of Investments and Schedule of Securities Sold Short, as applicable.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

Securities sold short – The Wilshire Large Cap Core Plus Fund engages in short selling. To complete a short sale transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The Portfolio pays interest to the lender for borrowing the security. This amount is reflected as interest expense in the Statements of Operations.

Until the Portfolio closes its short position or replaces the borrowed security, the Portfolio will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the custodian as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Portfolio’s short position.

The rebates on securities sold short presented in the Statements of Operations represent the net income earned on the short sale proceeds held on deposit with the Portfolio’s custodian. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms. Dividends on short positions are recorded on the ex-dividend date as an expense on the Statements of Operations. Short sales transactions result in off-balance sheet risk because the ultimate obligation may exceed the amount shown in the Statements of Assets and Liabilities. The Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the price of the security declines between those dates. Short selling involves the risk of a potentially unlimited increase in the market value of the security sold short, which could result in a potentially unlimited loss for the Portfolio.

Securities transactions and investment income – Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis from settlement date. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) are not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Expenses policy – Distribution and Service fees directly attributable to a class of shares are charged to that class’ operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis. Expenses which are attributable to the Company and the Wilshire Variable Insurance Trust are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio’s shares.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

Cash and cash equivalents – At certain points during a reporting period, the Portfolios’ bank deposit accounts may be overdrawn. As of June 30, 2011, the Wilshire 5000 Index Fund has a cash overdraft of $464,430 due to a large redemption on June 30, 2011. The amount was funded into the cash account the following day.

Investments in REITs – With respect to the Portfolios, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

Pursuant to the Advisory Agreement (the “Agreement”) between the Company and Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), Wilshire charges annual fees of 0.75% of average daily net assets for the Large Company Growth and Large Company Value Portfolios, 0.85% of average daily net assets for the Small Company Growth and Small Company Value Portfolios, 0.10% of average daily net assets for the Wilshire 5000 IndexSM Fund and 1.00% for the Wilshire Large Cap Core Plus Fund. For the Wilshire Small Company Growth Portfolio and Wilshire Small Company Value Portfolio, Wilshire voluntarily agreed to limit Total Annual Portfolio Operating Expenses for the Institutional Class to 1.50% less an equivalent ratio of Investment Class share-specific expenses. These voluntary limits are expected to continue through December 31, 2011 and may be changed by Wilshire at any time, subject to approval by the Board of Directors. Wilshire will not seek recoupment from the Company for expenses previously waived or reimbursed for such Portfolios. Wilshire has entered into a contractual expense limitation agreement with the Wilshire Large Cap Core Plus Fund to waive a portion of its management fee and/or reimburse expenses to limit expenses (excluding taxes, brokerage expenses, dividend expenses on securities sold short, rebates on securities sold short, interest expense, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class shares and Institutional Class shares, respectively. This agreement to limit expenses continues through at least April 30, 2012. Wilshire may recoup the amount of any management fee waived within three years after the year in which Wilshire incurred the expense if the recoupment does not exceed the existing expense limitation for the Wilshire Large Cap Core Plus Fund. At June 30, 2011, the amounts of waivers subject to recoupment for Wilshire Large Cap Core Plus Fund are $9,912 expiring in 2014, $55,178, expiring in 2013, $111,656, expiring in 2012, and $239,834, expiring in 2011.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

For the six months ended June 30, 2011, Wilshire waived advisory fees as follows:

Portfolio	Fees Waived	Fees Recouped
Small Company Growth Portfolio	$18,640	N/A
Small Company Value Portfolio	20,495	N/A
Wilshire Large Cap Core Plus Fund	9,912	$2,207

The Board of Directors of the Company has approved Los Angeles Capital Management and Equity Research (“L.A. Capital”), Cornerstone Capital Management, Inc. (“Cornerstone”), UBS Global Asset Management (Americas) Inc. (“UBS”), Pyramis Global Advisors, LLC (“Pyramis”), Victory Capital Management Inc. (“Victory”), Pzena Investment Management, LLC (“Pzena”), Acadian Asset Management, Inc. (“Acadian”), Systematic Financial Management, L.P. (“Systematic”), Ranger Investment Management, L.P. (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), and TWIN Capital Management, Inc. (“TWIN”) (collectively the “Sub-Advisers”) to provide sub-advisory services with respect to the Portfolios. L.A. Capital, Cornerstone and Victory each manage a portion of the Large Company Growth Portfolio. Pzena, Acadian and Systematic each manage a portion of the Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of the Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of the Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for the Wilshire 5000 IndexSM Fund. Pyramis, TWIN and UBS each manage a portion of the Wilshire Large Cap Core Plus Fund.

Wilshire continues to oversee the Sub-Advisers. The fees of the Sub-Advisers are paid by Wilshire.

SEI Investments Global Funds Services (“SEI”) serves as the Company’s administrator and accounting agent pursuant to an administration agreement dated May 31, 2008. DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. Effective June 10, 2011, The Northern Trust Company (“NTC”) serves as the Company’s custodian for all Portfolios. Prior to June 10, 2011, BNY Mellon Asset Servicing Global Financial Institution served as the Company’s custodian for all Portfolios except the Wilshire Large Cap Core Plus Fund. Prior to June 10, 2011, JPMorgan Chase Bank, N.A. served as the custodian for the Wilshire Large Cap Core Plus Fund. SEI Investments Distribution Co. serves as the Company’s distributor.

Officers’ and Directors’ Expenses – The officers of the Company receive remuneration from the Adviser. The Company does not pay any remuneration to its officers. The Company and Wilshire Variable Insurance Trust together pay each independent director an annual retainer of $14,000, an annual additional Board Chair retainer of $12,000, a Board in-person meeting fee of $1,500, a Board telephonic meeting fee of $1,000, an annual Committee Member retainer of $4,000, an annual Committee Chairperson retainer of $8,000 in lieu of the $4,000 Committee Member retainer, and a Committee telephonic meeting fee of $500.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

4. Distribution and Shareholder Services Plans.

The Directors of the Company have adopted shareholder services and/or distribution plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, with respect to the Investment Class Shares of each Portfolio and the Qualified Class Shares of the Wilshire 5000 IndexSM Fund. Under the Plans, each such Portfolio reimburses SEI Investments Distribution Co. (the “Distributor”), at an annual rate of up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares and Qualified Class Shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares or Qualified Class Shares. For the six month period ended June 30, 2011, the distribution and service fee expenses incurred for each such class of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire Large Cap Core Plus was 0.25% of the respective average net assets of each Portfolio. For the six months ended June 30, 2011, the distribution and services fee expenses incurred for each such class of the Small Company Growth Portfolio was 0.20% of its respective average net assets.

The Directors of the Company have adopted a shareholder services and distribution plan pursuant to Rule 12b-1 with respect to the Horace Mann Class Shares of the Wilshire 5000 IndexSM Fund. Under such Plan, the Company reimburses the Distributor for its shareholder service and distribution payments at an annual rate of up to 0.35% of the value of the average daily net assets of the Wilshire 5000 IndexSM Fund attributable to the Horace Mann Class Shares. For the six months ended June 30, 2011, the distribution fees for the Horace Mann Class Shares were 0.17% of average net assets.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees to any such shareholder service provider does not exceed in any year 0.20% and 0.15% for the Investment and Institutional Class Shares, respectively, of the Portfolio’s average net assets attributable to the shares whose holders are serviced by such provider. For the six months ended June 30, 2011, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.11%	0.01%
Large Company Value Portfolio	0.01%	(0.02)%
Small Company Growth Portfolio	0.05%	0.04%
Small Company Value Portfolio	0.10%	0.07%
Wilshire 5000 IndexSM Fund	0.09%	0.05%
Wilshire Large Cap Core Plus Fund	0.03%	0.00%

The Qualified Class Shares of the Wilshire 5000 IndexSM Fund has adopted a shareholder services plan which authorizes payments by the Qualified Class Shares of up to 0.15% of the average daily net assets attributable to the Portfolio’s Qualified Class Shares for certain shareholder services provided by insurers or other financial intermediaries. For the six months ended June 30, 2011, the shareholder service provider fees for the Qualified Class Shares were 0.00% of average net assets.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

5. Securities Transactions.

For the six months ended June 30, 2011, aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, short sales and purchases to cover, were as follows:

Portfolio	Purchases	Sales
Large Company Growth Portfolio	$67,887,324	$79,780,816
Large Company Value Portfolio	21,336,221	22,080,855
Small Company Growth Portfolio	3,778,407	3,712,773
Small Company Value Portfolio	4,049,426	7,984,396
Wilshire 5000 IndexSM Fund	8,074,871	7,956,962
Wilshire Large Cap Core Plus Fund	95,169,731	114,935,170

For Wilshire Large Cap Core Plus Fund, short sales and purchases to cover were $32,524,532 and $37,824,915, respectively.

6. Significant Shareholder Activity.

On June 30, 2011, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (2 omnibus shareholders)	72%
Large Company Value Portfolio (1 omnibus shareholder)	87%
Small Company Growth Portfolio (3 omnibus shareholders)	68%
Small Company Value Portfolio (4 omnibus shareholders)	67%
Wilshire 5000 IndexSM Fund (4 omnibus shareholders)	66%
Wilshire Large Cap Core Plus Fund (2 omnibus shareholders)	94%

7. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Under current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2010, the following Portfolios had post-October capital loss deferrals as follows:

Portfolio	Capital Losses
Large Company Value Portfolio	$136,787
Wilshire 5000 IndexSM Fund	862,255

The federal tax cost, unrealized appreciation and depreciation at June 30, 2011 for each Portfolio are as follows (excluding securities sold short):

Portfolio	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Large Company Growth Portfolio	$150,088,492	$45,697,423	$(2,628,990)	$43,068,433
Large Company Value Portfolio	31,411,215	5,567,963	(424,514)	5,143,449
Small Company Growth Portfolio	6,470,162	2,244,303	(146,990)	2,097,313
Small Company Value Portfolio	8,455,406	2,209,609	(292,082)	1,917,527
Wilshire 5000 IndexSM Fund	102,232,495	72,859,872	(7,070,786)	65,789,086
Wilshire Large Cap Core Plus Fund	199,219,000	44,109,949	(2,846,577)	41,263,372

The differences between book and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Portfolios intend to retain realized gains to the extent of available capital loss carryforwards. At December 31, 2010, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

	Expiring December 31
Portfolio	2011	2012	2013	2016	2017	2018
Large Company Growth Portfolio	$—	$—	$—	$—	$27,205,512	$—
Large Company Value Portfolio	—	—	—	9,570,341	6,732,493	—
Small Company Growth Portfolio	—	—	—	1,182,838	1,303,772	—
Small Company Value Portfolio	—	—	—	2,000,850	2,132,218	—
Wilshire 5000 IndexSM Fund	3,810,802	5,509,772	108,266	9,735,193	30,139,483	2,464

During the year ended December 31, 2010, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, and the Wilshire Large Cap Core Plus Fund utilized capital loss carryforwards of $17,253,936, $1,910,088, $745,644, $758,200, and $7,700,429, respectively, to offset capital gains.

The tax character of distributions declared were:

Portfolio	2010 Ordinary Income	2010 Capital Gains	2010 Return of Capital	2009 Ordinary Income	2009 Capital Gains	2009 Return of Capital
Large Company Growth Portfolio	$352,731	$—	$12,146	$245,689	$—	$11,747
Large Company Value Portfolio	175,536	—	1,913	233,277	—	1,139
Small Company Value Portfolio	105,261	—	—	74,573	—	983
Wilshire 5000 IndexSM Fund	2,127,746	—	—	2,497,973	—	—
Wilshire Large Cap Core Plus Fund	1,985,225	1,326,676	—	869,604	—	13,078

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2011 (Unaudited)

At December 31, 2010, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire Large Cap Core Plus Fund
Undistributed ordinary income	$—	$—	$—	$14,896	$74,180	$2,749,633
Undistributed long-term capital gain	—	—	—	—	—	863,851
Capital loss carryforwards	(27,205,512)	(16,302,834)	(2,486,610)	(4,133,068)	(49,305,980)	—
Post October losses	—	(136,787)	—	—	(862,255)	—
Unrealized appreciation	46,548,517	4,521,123	2,037,334	2,684,658	54,809,916	18,285,012
Total distributable earnings/(accumulated losses)	$19,343,005	$(11,918,498)	$(449,276)	$(1,433,514)	$4,715,861	$21,898,496

8. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9. Contingencies

The Wilshire 5000 Index Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on May 9, 2011, in the U.S. District Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit was brought by Aurelius Capital Management, LP, on behalf of its managed entities, Deutsche Bank Trust Company Americas, in its capacity as successor Indenture Trustee for certain series of Senior Notes by the Tribune Company and relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as constructively fraudulent transfers under various state laws.

10. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Mutual Funds, Inc. Additional Fund Information

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, by e-mailing us at www.wilfunds.com or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling 1-888-200-6796. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

Wilshire Mutual Funds, Inc. Shareholder Voting Results (Unaudited)

An annual meeting of the shareholders of the Fund was held on April 27, 2011. At the meeting, shareholders elected eight nominees (seven of whom were currently serving as directors) as directors by a plurality of the votes cast to serve as board members until the next shareholders’ meeting (and until the election and qualification of a successor) or until death, resignation, removal or retirement which takes effect no later than the May 1 following his or her 70th birthday. The shares were voted as indicated below. The Fund is not aware of any broker non-votes.

VOTE ON TRUSTEES/DIRECTORS		SHARES VOTED	% VOTED	% OF TOTAL SHARES VOTED

MARGARET M. CANNELLA	FOR	43,619,686.809	99.019%	91.594%
	WITHHELD	432,071.291	0.981%	0.907%

LAWRENCE E. DAVANZO	FOR	43,601,133.944	98.977%	91.555%
	WITHHELD	450,624.156	1.023%	0.946%

ROGER A. FORMISANO	FOR	43,629,733.528	99.042%	91.615%
	WITHHELD	422,024.572	0.958%	0.886%

EDWARD GUBMAN	FOR	43,614,817.216	99.008%	91.583%
	WITHHELD	436,940.884	0.992%	0.918%

RICHARD A. HOLT	FOR	43,646,666.927	99.080%	91.650%
	WITHHELD	405,091.173	0.920%	0.851%

SUANNE K. LUHN	FOR	43,652,207.969	99.093%	91.662%
	WITHHELD	399,550.131	0.907%	0.839%

HARRIET A. RUSSELL	FOR	43,618,898.470	99.017%	91.592%
	WITHHELD	432,859.630	0.983%	0.909%

GEORGE J. ZOCK	FOR	43,639,450.215	99.064%	91.635%
	WITHHELD	412,307.885	0.936%	0.866%

Wilshire Mutual Funds, Inc. Privacy Statement

At Wilshire Mutual Funds, Inc., we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

INFORMATION WE COLLECT

We collect and retain nonpublic personal information about you that may include:

•	Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

•	Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

•
Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server can not find out a user’s name or email address, or anything about the user’s computer using cookies.

INFORMATION WE MAY SHARE

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

•	Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

•	Companies that provide services for us to help market our products to you; and

•	Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

CONFIDENTIALITY AND SECURITY

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our website.

APPLICABILITY

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Portfolios, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Portfolios through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

Wilshire Mutual Funds, Inc. values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 1-888-200-6796 if you have any questions concerning our policy, or visit us at www.wilshirefunds.com for additional copies of this policy.

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796
www.wilfunds.com

WIL-SA-002-0400

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)
The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire 5000 IndexSM Fund, the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio and the Small Company Value Portfolio are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Wilshire Large Cap Core Plus Fund is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.5% ††
Consumer Discretionary — 15.4%
1,290	Abercrombie & Fitch Co., Class A	$86,327
18,021	Amazon.com, Inc. †	3,685,114
25,855	Apollo Group, Inc., Class A †	1,129,346
29,012	Burberry Group PLC ADR	1,356,891
13,500	CBS Corp., Class B	384,615
4,560	Chipotle Mexican Grill, Inc., Class A †	1,405,346
12,000	Coach, Inc.	767,160
35,415	Dick's Sporting Goods, Inc. †	1,361,707
20,520	Discovery Communications, Inc., Class C †	750,006
6,544	Discovery Communications, Inc., Class A †	268,042
14,600	DISH Network Corp., Class A †	447,782
4,900	Expedia, Inc.	142,051
5,400	Fortune Brands, Inc.	344,358
20,800	Gap, Inc. (The)	376,480
15,454	Guess?, Inc.	649,995
6,120	Harley-Davidson, Inc.	250,736
5,500	International Game Technology	96,690
8,400	Interpublic Group of Cos., Inc. (The)	105,000
73,507	Johnson Controls, Inc.	3,062,302
6,610	Kohl's Corp.	330,566
3,400	Las Vegas Sands Corp. †	143,514
7,800	Lear Corp.	417,144
14,150	Ltd. Brands, Inc.	544,067
8,200	Lululemon Athletica, Inc. †	916,924
1,800	Marriott International, Inc., Class A	63,882
4,400	Mattel, Inc.	120,956
14,718	McDonald's Corp.	1,241,022
560	Netflix, Inc. †	147,107
4,600	Newell Rubbermaid, Inc.	72,588
800	News Corp., Class A	14,160
4,000	Nordstrom, Inc.	187,760
7,100	Omnicom Group, Inc.	341,936
1,100	PetSmart, Inc.	49,907
1,000	Phillips-Van Heusen Corp.	65,470
4,685	priceline.com, Inc. †	2,398,392
1,300	Royal Caribbean Cruises, Ltd. †	48,932
15,100	Scripps Networks Interactive, Inc., Class A	738,088
2,500	Starbucks Corp.	98,725
26,650	Starwood Hotels & Resorts Worldwide, Inc.	1,493,466
7,274	Tiffany & Co.	571,154
700	Time Warner Cable, Inc., Class A	54,628
28,377	TJX Cos., Inc.	1,490,644
3,671	Urban Outfitters, Inc. †	103,339
6,400	Virgin Media, Inc.	191,552
30,260	Walt Disney Co. (The)	1,181,351
1,010	Wynn Resorts, Ltd.	144,976
		29,842,198
Consumer Staples — 5.4%
19,668	Avon Products, Inc.	550,704
16,404	British American Tobacco PLC ADR	1,443,552
19,900	Coca-Cola Enterprises, Inc.	580,682
22,024	Constellation Brands, Inc., Class A †	458,540
11,244	Costco Wholesale Corp.	913,462
14,313	Diageo PLC ADR	1,171,805
8,710	Estee Lauder Cos., Inc. (The), Class A	916,205
7,400	Green Mountain Coffee Roasters, Inc. †	660,524
8,200	Hansen Natural Corp. †	663,790

Shares		Value
Consumer Staples (continued)
3,800	Herbalife, Ltd.	$219,032
11,900	Mead Johnson Nutrition Co., Class A	803,845
8,146	PepsiCo, Inc.	573,723
4,700	Procter & Gamble Co. (The)	298,779
2,200	Sysco Corp.	68,596
19,097	Wal-Mart Stores, Inc.	1,014,815
1,490	Whole Foods Market, Inc.	94,540
		10,432,594
Energy — 11.4%
12,802	Alpha Natural Resources, Inc. †	581,723
19,831	Anadarko Petroleum Corp.	1,522,228
9,420	Arch Coal, Inc.	251,137
30,900	Cameron International Corp. †	1,553,961
42,902	Cobalt International Energy, Inc. †	584,754
12,200	Comstock Resources, Inc. †	351,238
5,100	Concho Resources, Inc. †	468,435
597	Continental Resources, Inc. †	38,751
3,380	Core Laboratories NV	377,005
3,700	Dresser-Rand Group, Inc. †	198,875
500	Exterran Holdings, Inc. †	9,915
37,418	Exxon Mobil Corp.	3,045,077
5,000	Frontier Oil Corp.	161,550
27,470	Holly Corp.	1,906,418
6,050	Murphy Oil Corp.	397,243
7,995	Noble Energy, Inc.	716,592
14,125	Occidental Petroleum Corp.	1,469,565
5,600	Oceaneering International, Inc.	226,800
1,400	Oil States International, Inc. †	111,874
3,400	Patterson-UTI Energy, Inc.	107,474
73,679	Petrohawk Energy Corp. †	1,817,661
19,500	Quicksilver Resources, Inc. †	287,820
23,625	Schlumberger, Ltd.	2,041,200
2,700	SM Energy Co.	198,396
23,400	Sunoco, Inc.	976,014
2,300	Superior Energy Services, Inc. †	85,422
3,200	Tesoro Corp. †	73,312
4,900	Tidewater, Inc.	263,669
108,567	Weatherford International, Ltd. †	2,035,632
3,120	Whiting Petroleum Corp. †	177,559
		22,037,300
Financials — 4.4%
51,900	CB Richard Ellis Group, Inc., Class A †	1,303,209
23,100	E*Trade Financial Corp. †	318,780
10,000	Goldman Sachs Group, Inc. (The)	1,330,900
1,300	IntercontinentalExchange, Inc. †	162,123
2,900	Marsh & McLennan Cos., Inc.	90,451
128,944	MGIC Investment Corp. †	767,217
5,600	People's United Financial, Inc.	75,264
24,620	Protective Life Corp.	569,461
60,901	TD Ameritrade Holding Corp.	1,188,178
500	Ventas, Inc.	26,355
29,463	Visa, Inc., Class A	2,482,552
6,600	Waddell & Reed Financial, Inc., Class A	239,910
2,770	Washington Federal, Inc.	45,511
		8,599,911
Health Care — 14.9%
2,300	Alere, Inc. †	84,226
32,850	Alexion Pharmaceuticals, Inc. †	1,544,936
24,450	Allergan, Inc.	2,035,462
13,400	Allscripts Healthcare Solutions, Inc. †	260,228
7,940	Amylin Pharmaceuticals, Inc. †	106,078
3,268	Becton Dickinson and Co.	281,604

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
28,060	Bristol-Myers Squibb Co.	$812,618
2,810	Brookdale Senior Living, Inc., Class A †	68,142
32,003	Celgene Corp. †	1,930,421
2,600	Cerner Corp. †	158,886
2,900	Charles River Laboratories International, Inc. †	117,885
23,280	Community Health Systems, Inc. †	597,830
12,250	Cooper Cos., Inc. (The)	970,690
1,990	Covance, Inc. †	118,146
1,958	DENTSPLY International, Inc.	74,561
6,500	Edwards Lifesciences Corp. †	566,670
3,400	Endo Pharmaceuticals Holdings, Inc. †	136,578
25,650	Express Scripts, Inc., Class A †	1,384,587
4,700	Forest Laboratories, Inc. †	184,898
47,589	Gilead Sciences, Inc. †	1,970,660
71,770	Health Management Associates, Inc., Class A †	773,681
53,211	Health Net, Inc. †	1,707,541
3,200	Hill-Rom Holdings, Inc.	147,328
314	IDEXX Laboratories, Inc. †	24,354
19,550	Illumina, Inc. †	1,469,183
3,983	Intuitive Surgical, Inc. †	1,482,114
18,578	Johnson & Johnson	1,235,809
1,117	Laboratory Corp. of America Holdings †	108,114
1,490	LifePoint Hospitals, Inc. †	58,229
7,160	Medco Health Solutions, Inc. †	404,683
10,461	Mednax, Inc. †	755,180
18,074	Medtronic, Inc.	696,391
700	Mettler-Toledo International, Inc. †	118,069
48,590	Myriad Genetics, Inc. †	1,103,479
18,064	NuVasive, Inc. †	593,944
790	Omnicare, Inc.	25,193
4,613	Patterson Cos., Inc.	151,722
21,350	Perrigo Co.	1,876,024
8,200	Pharmaceutical Product Development, Inc.	220,088
7,300	Regeneron Pharmaceuticals, Inc. †	413,983
866	ResMed, Inc. †	26,803
9,900	SXC Health Solutions Corp. †	583,308
3,046	Techne Corp.	253,945
6,113	Vertex Pharmaceuticals, Inc. †	317,815
12,601	WellPoint, Inc.	992,581
		28,944,667
Industrials — 13.6%
5,483	3M Co.	520,063
14,100	Aecom Technology Corp. †	385,494
16,810	Alliant Techsystems, Inc.	1,199,057
9,935	Boeing Co. (The)	734,495
2,400	Bucyrus International, Inc., Class A	219,984
21,650	Caterpillar, Inc.	2,304,859
870	CH Robinson Worldwide, Inc.	68,591
5,700	Crane Co.	281,637
3,460	Cummins, Inc.	358,076
4,100	Deere & Co.	338,045
10,020	Delta Air Lines, Inc. †	91,883
300	Donaldson Co., Inc.	18,204
2,000	Emerson Electric Co.	112,500
25,625	Expeditors International of Washington, Inc.	1,311,744
27,000	Fastenal Co.	971,730
300	FedEx Corp.	28,455
18,736	Fluor Corp.	1,211,470
14,500	General Cable Corp. †	617,410

Shares		Value
Industrials (continued)
28,330	General Dynamics Corp.	$2,111,152
9,610	Goodrich Corp.	917,755
6,720	Graco, Inc.	340,435
1,100	Honeywell International, Inc.	65,549
3,839	Hubbell, Inc., Class B	249,343
4,664	Illinois Tool Works, Inc.	263,469
3,881	ITT Corp.	228,707
6,990	JB Hunt Transport Services, Inc.	329,159
2,600	Joy Global, Inc.	247,624
4,200	KAR Auction Services, Inc. †	79,422
1,200	Lincoln Electric Holdings, Inc.	43,020
17,450	Manitowoc Co., Inc. (The)	293,858
3,700	Navistar International Corp. †	208,902
1,300	Norfolk Southern Corp.	97,409
2,560	Oshkosh Corp. †	74,086
1,500	Owens Corning †	56,025
400	PACCAR, Inc.	20,436
27,313	Pentair, Inc.	1,102,353
11,100	Polypore International, Inc. †	753,024
300	Regal-Beloit Corp.	20,031
45,315	Robert Half International, Inc.	1,224,865
17,804	Rockwell Automation, Inc.	1,544,675
21,360	Shaw Group, Inc. (The) †	645,285
46,891	Textron, Inc.	1,107,096
730	Timken Co.	36,792
900	TransDigm Group, Inc. †	82,071
14,150	Union Pacific Corp.	1,477,260
6,430	United Parcel Service, Inc., Class B	468,940
15,960	Verisk Analytics, Inc., Class A †	552,535
16,330	WESCO International, Inc. †	883,290
		26,298,265
Information Technology — 26.7%
19,611	Acme Packet, Inc. †	1,375,319
3,899	Altera Corp.	180,718
5,610	ANSYS, Inc. †	306,699
26,651	Apple, Inc. †	8,945,941
37,700	ARM Holdings PLC ADR	1,071,811
2,200	Atmel Corp. †	30,954
5,650	AVX Corp.	86,106
15,472	Baidu, Inc. ADR †	2,168,091
4,479	BMC Software, Inc. †	245,001
56,655	Broadcom Corp., Class A	1,905,874
11,800	Broadridge Financial Solutions, Inc.	284,026
7,700	Brocade Communications Systems, Inc. †	49,742
30,000	Cadence Design Systems, Inc. †	316,800
27,825	Citrix Systems, Inc. †	2,226,000
29,950	Cognizant Technology Solutions Corp., Class A †	2,196,533
10,000	Compuware Corp. †	97,600
1,800	Cree, Inc. †	60,462
5,000	Cypress Semiconductor Corp.	105,700
26,600	Dell, Inc. †	443,422
8,000	Diebold, Inc.	248,080
1,977	Dolby Laboratories, Inc., Class A †	83,943
4,940	DST Systems, Inc.	260,832
4,910	EchoStar Corp., Class A †	178,871
69,800	EMC Corp. †	1,922,990
270	Equinix, Inc. †	27,275
7,400	F5 Networks, Inc. †	815,850
1,100	Factset Research Systems, Inc.	112,552
12,700	Fidelity National Information Services, Inc.	391,033
200	First Solar, Inc. †	26,454

Wilshire Mutual Funds, Inc.
Large Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
1,311	FLIR Systems, Inc.	$44,194
3,125	Google, Inc., Class A †	1,582,438
26,740	Ingram Micro, Inc., Class A †	485,064
31,580	Intel Corp.	699,813
23,753	International Business Machines Corp.	4,074,827
5,160	Itron, Inc. †	248,506
51,175	Juniper Networks, Inc. †	1,612,013
20,100	Lender Processing Services, Inc.	420,291
12,490	Lexmark International, Inc., Class A †	365,458
800	Linear Technology Corp.	26,416
29,460	MEMC Electronic Materials, Inc. †	251,294
10,800	Motorola Solutions, Inc. †	497,232
10,590	National Instruments Corp.	314,417
7,718	OpenTable, Inc. †	641,520
90,560	Oracle Corp.	2,980,330
7,800	Paychex, Inc.	239,616
2,356	Polycom, Inc. †	151,491
18,750	QLogic Corp. †	298,500
99,007	QUALCOMM, Inc.	5,622,608
43,250	SAIC, Inc. †	727,465
1,300	Salesforce.com, Inc. †	193,674
9,850	SunPower Corp., Class A †	190,400
17,750	Tech Data Corp. †	867,797
11,100	Teradyne, Inc. †	164,280
22,101	Texas Instruments, Inc.	725,576
1,900	VeriSign, Inc.	63,574
8,650	Vishay Intertechnology, Inc. †	130,096
4,270	WebMD Health Corp., Class A †	194,627
56,910	Western Union Co. (The)	1,139,907
40,200	Yahoo!, Inc. †	604,608
		51,722,711
Materials — 6.2%
2,100	Air Products & Chemicals, Inc.	200,718
6,800	AK Steel Holding Corp.	107,168
4,200	Cabot Corp.	167,454
3,300	CF Industries Holdings, Inc.	467,511
2,390	Compass Minerals International, Inc.	205,707
2,800	Cytec Industries, Inc.	160,132
3,110	Domtar Corp.	294,579
29,689	Dow Chemical Co. (The)	1,068,804
48,256	Freeport-McMoRan Copper & Gold, Inc.	2,552,742
5,000	Greif, Inc., Class A	325,150
17,420	Intrepid Potash, Inc. †	566,150
3,600	Kronos Worldwide, Inc.	113,220
20,406	Monsanto Co.	1,480,251
20,890	Mosaic Co.	1,414,880
1,600	Nalco Holding Co.	44,496
9,770	Newmont Mining Corp.	527,287
4,200	Packaging Corp. of America	117,558
20,850	Potash Corp. of Saskatchewan, Inc.	1,188,242
6,800	Praxair, Inc.	737,052
1,100	Royal Gold, Inc.	64,427
2,540	Southern Copper Corp.	83,490
1,150	Walter Energy, Inc.	133,170
		12,020,188
Telecommunication Services — 0.5%
22,807	CenturyLink, Inc.	922,087

Total Common Stock (Cost $147,751,487)		190,819,921

Shares		Value

SHORT-TERM INVESTMENT — 1.2%
2,337,004	Northern Institutional Government Select PortfolioRetired, 0.01% (a) (Cost $2,337,004)	$2,337,004
Total Investments — 99.7%
(Cost $150,088,491)		193,156,925
Other Assets & Liabilities, Net — 0.3%		476,849
NET ASSETS — 100.0%		$193,633,774

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.3% ††
Consumer Discretionary — 10.5%
2,111	American Greetings Corp., Class A	$50,749
4,144	Ameristar Casinos, Inc.	98,254
3,025	Apollo Group, Inc., Class A †	132,132
4,160	Autoliv, Inc. SDR	326,352
880	AutoZone, Inc. †	259,468
3,200	CBS Corp., Class B	91,168
91	Dillard's, Inc., Class A	4,745
7,012	DIRECTV, Class A †	356,350
7,130	DISH Network Corp., Class A †	218,677
448	Flexsteel Industries	6,518
2,800	Foot Locker, Inc.	66,528
3,900	Ford Motor Co. †	53,781
3,900	Fortune Brands, Inc.	248,703
2,665	ITT Educational Services, Inc. †	208,510
6,750	J.C. Penney Co., Inc.	233,145
3,340	Jakks Pacific, Inc. †	61,489
3,725	Lear Corp.	199,213
6,200	Macy's, Inc.	181,288
5,400	Multimedia Games, Inc. †	24,570
7,950	Omnicom Group, Inc.	382,872
900	Phillips-Van Heusen Corp.	58,923
172	Quiksilver, Inc. †	808
1,700	Signet Jewelers, Ltd. †	79,577
3,500	Viacom, Inc., Class B	178,500
3,209	Whirlpool Corp.	260,956
1,200	Wyndham Worldwide Corp.	40,380
		3,823,656
Consumer Staples — 6.0%
6,962	Avon Products, Inc.	194,936
1,178	Central Garden and Pet Co., Class A †	11,957
3,100	CVS Caremark Corp.	116,498
396	Fresh Del Monte Produce, Inc.	10,561
593	John B. Sanfilippo & Son, Inc. †	5,017
280	Lorillard, Inc.	30,484
8,175	Molson Coors Brewing Co., Class B	365,749
5,808	Philip Morris International, Inc.	387,800
359	Schiff Nutrition International, Inc.	4,017
15,116	Smithfield Foods, Inc. †	330,587
4,000	Sysco Corp.	124,720
19,746	Tyson Foods, Inc., Class A	383,467
5,200	Walgreen Co.	220,792
		2,186,585
Energy — 12.6%
700	Anadarko Petroleum Corp.	53,732
775	Apache Corp.	95,627
8,413	BP PLC ADR	372,612
12,050	Chevron Corp.	1,239,222
8,336	ConocoPhillips	626,784
4,300	Denbury Resources, Inc. †	86,000
11,086	Exxon Mobil Corp.	902,179
2,950	Hess Corp.	220,542
2,750	Marathon Oil Corp.	144,870
2,150	National Oilwell Varco, Inc.	168,152
1,375	Occidental Petroleum Corp.	143,055
2,575	Royal Dutch Shell PLC ADR, Class B	184,756
4,550	Royal Dutch Shell PLC ADR, Class A	323,641
		4,561,172
Financials — 27.5%
5,376	ACE, Ltd.	353,848
13,925	Allstate Corp. (The)	425,130

Shares		Value
Financials (continued)
10,350	American International Group, Inc. †	$303,462
18,496	Annaly Capital Management, Inc.	333,668
3,448	Assurant, Inc.	125,059
10,150	Axis Capital Holdings, Ltd.	314,244
32,350	Bank of America Corp.	354,556
2,400	Calamos Asset Management, Inc., Class A	34,848
10,803	Capital One Financial Corp.	558,191
2,833	Cash America International, Inc.	163,946
11,795	Citigroup, Inc.	491,144
8,354	Commerce Bancshares, Inc.	359,222
1,246	Diamond Hill Investment Group, Inc.	101,287
17,236	Discover Financial Services	461,063
18,439	Fidelity National Financial, Inc., Class A	290,230
9,300	Fifth Third Bancorp	118,575
2,575	Goldman Sachs Group, Inc. (The)	342,707
10,325	Hartford Financial Services Group, Inc.	272,270
7,700	Huntington Bancshares, Inc.	50,512
34,439	Janus Capital Group, Inc.	325,104
29,098	JPMorgan Chase & Co.	1,191,272
14,100	KeyCorp	117,453
2,000	Lincoln National Corp.	56,980
3,800	Marsh & McLennan Cos., Inc.	118,522
3,800	MetLife, Inc.	166,706
4,850	Morgan Stanley	111,598
8,204	PNC Financial Services Group, Inc.	489,041
6,548	Prosperity Bancshares, Inc.	286,933
2,650	Prudential Financial, Inc.	168,514
5,582	Reinsurance Group of America, Inc., Class A	339,721
4,300	SLM Corp.	72,283
5,325	State Street Corp.	240,104
7,327	Travelers Cos., Inc. (The)	427,750
22,575	UBS AG	412,220
		9,978,163
Health Care — 12.7%
5,300	Abbott Laboratories	278,886
4,217	Aetna, Inc.	185,928
173	Amgen, Inc. †	10,095
1,745	Biogen Idec, Inc. †	186,575
14,283	Bristol-Myers Squibb Co.	413,636
1,011	CIGNA Corp.	51,996
11,722	Eli Lilly & Co.	439,927
9,350	Forest Laboratories, Inc. †	367,829
3,700	HCA Holdings, Inc. †	122,100
5,988	Humana, Inc.	482,274
3,947	Johnson & Johnson	262,554
1,875	Laboratory Corp. of America Holdings †	181,481
1,300	McKesson Corp.	108,745
17,331	Pfizer, Inc.	357,018
18,435	UnitedHealth Group, Inc.	950,877
399	WellPoint, Inc.	31,429
3,125	Zimmer Holdings, Inc. †	197,500
		4,628,850
Industrials — 8.8%
1,650	Caterpillar, Inc.	175,659
24	Chart Industries, Inc. †	1,296
377	Courier Corp.	4,166
425	Cummins, Inc.	43,983
2,300	Eaton Corp.	118,335
32,526	General Electric Co.	613,440
3,900	Hertz Global Holdings, Inc. †	61,932
1,279	Huntington Ingalls Industries, Inc. †	44,125
1,800	KBR, Inc.	67,842

Wilshire Mutual Funds, Inc.
Large Company Value Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
4,100	L-3 Communications Holdings, Inc	$358,545
22	Layne Christensen Co. †	667
3,806	Lockheed Martin Corp.	308,172
18,425	Masco Corp.	221,653
15,593	Northrop Grumman Corp.	1,081,375
354	Standard Register Co. (The)	1,115
1,800	Timken Co.	90,720
100	Tredegar Corp.	1,835
		3,194,860
Information Technology — 9.1%
1,400	Accenture PLC, Class A	84,588
13,100	Alcatel-Lucent ADR †	75,587
740	Apple, Inc. †	248,396
12,500	Atmel Corp. †	175,875
16,500	CA, Inc.	376,860
21,000	Dell, Inc. †	350,070
3,159	Dynamics Research Corp. †	43,089
6,400	EMC Corp. †	176,320
16,925	Hewlett-Packard Co.	616,070
14	Hutchinson Technology, Inc. †	31
3,584	Intel Corp.	79,421
967	International Business Machines Corp.	165,889
11,824	Microsoft Corp.	307,424
90	PRGX Global, Inc. †	644
8,900	Symantec Corp. †	175,508
8,150	TE Connectivity, Ltd.	299,594
600	Vishay Intertechnology, Inc. †	9,024
42	Vishay Precision Group, Inc. †	709
1,300	Western Digital Corp. †	47,294
5,300	Xerox Corp.	55,173
		3,287,566
Materials — 6.4%
1,050	Agrium, Inc.	92,148
8,100	Alcoa, Inc.	128,466
211	Buckeye Technologies, Inc.	5,693
5,047	Domtar Corp.	478,052
10,481	Freeport-McMoRan Copper & Gold, Inc.	554,445
3,600	Huntsman Corp.	67,860
5,437	KapStone Paper and Packaging Corp. †	90,091
900	Mosaic Co.	60,957
4,467	Noranda Aluminum Holding Corp. †	67,630
1,097	PH Glatfelter Co.	16,872
4,475	PPG Industries, Inc.	406,285
3,350	Sherwin-Williams Co. (The)	280,965
800	Walter Energy, Inc.	92,640
		2,342,104
Telecommunication Services — 2.4%
12,198	AT&T, Inc.	383,139
2,700	MetroPCS Communications, Inc. †	46,467
11,515	Verizon Communications, Inc.	428,704
		858,310
Utilities — 3.3%
4,000	American Water Works Co., Inc.	117,800
8,050	Edison International	311,937
3,052	Entergy Corp.	208,391
3,000	FirstEnergy Corp.	132,450
2,400	NiSource, Inc.	48,600
2,217	Portland General Electric Co.	56,046
17,977	Questar Corp.	318,372
		1,193,596
Total Common Stock (Cost $30,911,413)		36,054,862

Shares		Value

CASH EQUIVALENT — 1.4%
499,802	Northern Institutional Government Select Portfolio, 0.01% (a) (Cost $499,802)	$499,802
Total Investments — 100.7%
(Cost $31,411,215)		36,554,664
Other Assets & Liabilities, Net — (0.7)%		(242,334)
NET ASSETS — 100.0%		$36,312,330

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

ADR — American Depositary Receipt
PLC— Public Limited Company
SDR — Swedish Depositary Receipt

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.9% ††
Consumer Discretionary — 11.4%
3,300	1-800-Flowers.com, Inc., Class A †	$10,230
950	American Axle & Manufacturing Holdings, Inc. †	10,811
986	America's Car-Mart, Inc. †	32,538
650	Ameristar Casinos, Inc.	15,412
150	ANN, Inc. †	3,915
743	Ascena Retail Group, Inc. †	25,299
705	BJ's Restaurants, Inc. †	36,914
1,505	Blue Nile, Inc. †	66,190
1,382	Bravo Brio Restaurant Group, Inc. †	33,762
400	Brunswick Corp.	8,160
500	Cabela's, Inc. †	13,575
300	Cheesecake Factory, Inc. (The) †	9,411
200	Coinstar, Inc. †	10,908
1,000	Cracker Barrel Old Country Store, Inc.	49,310
200	CROCS, Inc. †	5,150
200	Dana Holding Corp. †	3,660
100	Domino's Pizza, Inc. †	2,524
300	Ethan Allen Interiors, Inc.	6,387
2,255	Finish Line, Inc. (The), Class A	48,257
1,308	G-III Apparel Group, Ltd. †	45,100
979	Group 1 Automotive, Inc.	40,315
500	Iconix Brand Group, Inc. †	12,100
100	JOS A Bank Clothiers, Inc. †	5,001
150	Modine Manufacturing Co. †	2,306
1,100	Overstock.com, Inc. †	16,742
1,015	Oxford Industries, Inc.	34,266
275	Panera Bread Co., Class A †	34,556
4,300	Pier 1 Imports, Inc. †	49,751
100	Polaris Industries, Inc.	11,117
3,000	Quiksilver, Inc. †	14,100
1,205	Shoe Carnival, Inc. †	36,331
825	Sotheby's	35,887
1,885	Steven Madden, Ltd. †	70,706
1,200	Tenneco, Inc. †	52,884
2,405	Texas Roadhouse, Inc., Class A	42,172
200	Timberland Co. (The), Class A †	8,594
127	Warnaco Group, Inc. (The) †	6,636
1,670	Wolverine World Wide, Inc.	69,723
		980,700
Consumer Staples — 2.5%
200	Boston Beer Co., Inc., Class A †	17,920
1,700	Darling International, Inc. †	30,090
700	Nu Skin Enterprises, Inc., Class A	26,285
200	Prestige Brands Holdings, Inc. †	2,568
300	Ruddick Corp.	13,062
1,000	Susser Holdings Corp. †	15,720
1,910	TreeHouse Foods, Inc. †	104,305
		209,950
Energy — 8.7%
300	Apco Oil and Gas International, Inc.	26,079
3,664	Approach Resources, Inc. †	83,063
200	Berry Petroleum Co., Class A	10,626
326	Callon Petroleum Co. †	2,289
1,900	Cheniere Energy, Inc. †	17,404
200	Clayton Williams Energy, Inc. †	12,010
700	Complete Production Services, Inc. †	23,352
700	Crosstex Energy, Inc.	8,330
1,200	CVR Energy, Inc. †	29,544
200	Dril-Quip, Inc. †	13,566
1,200	Energy XXI Bermuda, Ltd. †	39,864
200	Gulfport Energy Corp. †	5,938
63	L&L Energy, Inc. †	323

Shares		Value
Energy (continued)
200	Lufkin Industries, Inc.	$17,210
1,840	McMoRan Exploration Co. †	34,003
1,600	Newpark Resources, Inc. †	14,512
800	Northern Oil and Gas, Inc. †	17,720
100	Oasis Petroleum, Inc. †	2,968
1,910	Petroquest Energy, Inc. †	13,408
2,313	Rosetta Resources, Inc. †	119,212
500	Stone Energy Corp. †	15,195
2,210	Superior Energy Services, Inc. †	82,079
700	Swift Energy Co. †	26,089
100	Vaalco Energy, Inc. †	602
1,200	W&T Offshore, Inc.	31,344
1,400	Western Refining, Inc. †	25,298
100	Willbros Group, Inc. †	854
2,000	World Fuel Services Corp.	71,860
		744,742
Financials — 6.0%
1,800	American Equity Investment Life Holding Co.	22,878
1,300	Bancorp, Inc. †	13,585
300	Credit Acceptance Corp. †	25,263
900	Hatteras Financial Corp.	25,407
2,730	Home Bancshares, Inc.	64,537
1,628	MarketAxess Holdings, Inc.	40,798
4,672	PrivateBancorp, Inc., Class A	64,474
1,775	Prosperity Bancshares, Inc.	77,780
1,094	Signature Bank †	62,577
957	SVB Financial Group †	57,142
1,223	Texas Capital Bancshares, Inc. †	31,590
2,122	Washington Banking Co.	28,053
		514,084
Health Care — 21.4%
200	Accretive Health, Inc. †	5,758
100	Acorda Therapeutics, Inc. †	3,231
200	Air Methods Corp. †	14,948
1,500	Akorn, Inc. †	10,500
200	Alkermes, Inc. †	3,720
1,600	Alliance HealthCare Services, Inc. †	6,080
224	Amedisys, Inc. †	5,965
600	AMERIGROUP Corp. †	42,282
900	Ariad Pharmaceuticals, Inc. †	10,197
700	Arthrocare Corp. †	23,429
800	athenahealth, Inc. †	32,880
200	AVEO Pharmaceuticals, Inc. †	4,122
1,000	Bio-Reference Labs, Inc. †	20,900
1,756	Bruker Corp. †	35,752
1,556	Catalyst Health Solutions, Inc. †	86,856
1,990	Centene Corp. †	70,705
1,220	Cepheid, Inc. †	42,261
625	Chemed Corp.	40,950
695	Computer Programs & Systems, Inc.	44,119
1,485	Corvel Corp. †	69,646
800	Cubist Pharmaceuticals, Inc. †	28,792
200	Depomed, Inc. †	1,636
1,700	Emergent Biosolutions, Inc. †	38,335
1,100	Enzon Pharmaceuticals, Inc. †	11,055
100	Gentiva Health Services, Inc. †	2,083
250	Haemonetics Corp. †	16,093
1,000	Healthsouth Corp. †	26,250
1,200	Healthspring, Inc. †	55,332
1,075	HMS Holdings Corp. †	82,635
1,900	Immucor, Inc. †	38,798
2,150	Impax Laboratories, Inc. †	46,784
1,300	IPC The Hospitalist Co., Inc. †	60,255
1,000	Jazz Pharmaceuticals, Inc. †	33,350

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
250	LHC Group, Inc. †	$5,765
500	Magellan Health Services, Inc. †	27,370
100	MedAssets, Inc. †	1,336
550	Medicines Co. (The) †	9,080
700	Medicis Pharmaceutical Corp., Class A	26,719
700	Medidata Solutions, Inc. †	16,709
1,000	Meridian Bioscience, Inc.	24,110
1,000	Momenta Pharmaceuticals, Inc. †	19,460
660	Nektar Therapeutics †	4,798
2,200	Neurocrine Biosciences, Inc. †	17,710
400	NuVasive, Inc. †	13,152
700	NxStage Medical, Inc. †	14,574
850	Obagi Medical Products, Inc. †	8,016
551	Omnicell, Inc. †	8,590
100	Onyx Pharmaceuticals, Inc. †	3,530
450	Par Pharmaceutical Cos., Inc. †	14,841
300	Parexel International Corp. †	7,068
5,100	PDL BioPharma, Inc.	29,937
500	Providence Service Corp. (The) †	6,325
715	Quality Systems, Inc.	62,419
1,300	Questcor Pharmaceuticals, Inc. †	31,330
1,200	Salix Pharmaceuticals, Ltd. †	47,796
900	Select Medical Holdings Corp. †	7,983
800	Sirona Dental Systems, Inc. †	42,480
500	Skilled Healthcare Group, Inc., Class A †	4,730
2,100	Spectrum Pharmaceuticals, Inc. †	19,457
300	Staar Surgical Co. †	1,590
525	STERIS Corp.	18,364
90	Sunrise Senior Living, Inc. †	858
2,380	SXC Health Solutions Corp. †	140,230
800	Targacept, Inc. †	16,856
4,800	Team Health Holdings, Inc. †	108,048
650	Viropharma, Inc. †	12,025
100	WellCare Health Plans, Inc. †	5,141
75	West Pharmaceutical Services, Inc.	3,282
700	Zoll Medical Corp. †	39,662
		1,837,040
Industrials — 15.1%
900	3D Systems Corp. †	17,739
179	AAR Corp.	4,849
2,824	Acacia Research-Acacia Technologies †	103,613
2,600	ACCO Brands Corp. †	20,410
900	Actuant Corp., Class A	24,147
100	Advisory Board Co. (The) †	5,788
700	Aircastle, Ltd.	8,904
1,100	Altra Holdings, Inc. †	26,389
100	American Science & Engineering, Inc.	8,000
500	Astec Industries, Inc. †	18,490
1,745	BE Aerospace, Inc. †	71,213
100	Belden, Inc.	3,486
1,200	Blount International, Inc. †	20,964
425	Brady Corp., Class A	13,625
614	Briggs & Stratton Corp.	12,194
768	Chart Industries, Inc. †	41,457
1,700	Coleman Cable, Inc. †	24,973
75	Columbus McKinnon Corp. †	1,347
900	Deluxe Corp.	22,239
100	DigitalGlobe, Inc. †	2,541
1,800	DXP Enterprises, Inc. †	45,630
400	Encore Wire Corp.	9,688
2,135	EnerSys †	73,487
200	Foster (L.B.) Co., Class A	6,582
100	GenCorp, Inc. †	642
100	Greenbrier Cos., Inc. †	1,976
1,800	Griffon Corp. †	18,144
375	HEICO Corp.	20,528

Shares		Value
Industrials (continued)
1,200	Hexcel Corp. †	$26,268
1,210	HUB Group, Inc., Class A †	45,569
775	Insperity, Inc.	22,948
100	Interface, Inc., Class A	1,937
289	Kaman Corp.	10,251
400	Kelly Services, Inc., Class A †	6,600
1,350	Meritor, Inc. †	21,654
100	Middleby Corp. †	9,404
1,140	Miller Industries, Inc.	21,306
1,050	Mine Safety Appliances Co.	39,207
2,100	Mistras Group, Inc. †	34,020
200	Mueller Industries, Inc.	7,582
600	Pike Electric Corp. †	5,304
400	Polypore International, Inc. †	27,136
100	RBC Bearings, Inc. †	3,776
100	Rush Enterprises, Inc., Class A †	1,903
100	Standard Parking Corp. †	1,597
275	Sun Hydraulics Corp.	13,145
1,000	TAL International Group, Inc.	34,530
1,000	Tennant Co.	39,930
400	Textainer Group Holdings, Ltd.	12,296
276	Titan International, Inc.	6,696
1,600	Titan Machinery, Inc. †	46,048
75	Tredegar Corp.	1,376
100	Trimas Corp. †	2,475
935	Triumph Group, Inc.	93,107
700	United Rentals, Inc. †	17,780
1,563	UTi Worldwide, Inc.	30,775
705	Wabtec Corp.	46,333
200	Watsco, Inc.	13,598
700	Woodward Governor Co.	24,402
		1,297,998
Information Technology — 25.7%
200	Acme Packet, Inc. †	14,026
200	ADTRAN, Inc.	7,742
100	Advanced Energy Industries, Inc. †	1,479
900	Advent Software, Inc. †	25,353
3,890	Allot Communications, Ltd. †	71,148
3,050	Amkor Technology, Inc. †	18,818
700	Ancestry.com, Inc. †	28,973
1,100	Anixter International, Inc.	71,874
1,686	Ariba, Inc. †	58,116
2,190	Aruba Networks, Inc. †	64,715
100	Aspen Technology, Inc. †	1,718
502	Blackbaud, Inc.	13,915
100	Blackboard, Inc. †	4,339
4,400	Brightpoint, Inc. †	35,684
320	Cabot Microelectronics Corp. †	14,870
675	CACI International, Inc., Class A †	42,579
700	Cardtronics, Inc. †	16,415
1,237	Ceva, Inc. †	37,679
1,000	Cirrus Logic, Inc. †	15,900
200	Coherent, Inc. †	11,054
200	CommVault Systems, Inc. †	8,890
200	Constant Contact, Inc. †	5,076
556	CSG Systems International, Inc. †	10,275
625	Cymer, Inc. †	30,944
1,025	Daktronics, Inc.	11,060
615	Digital River, Inc. †	19,778
200	Diodes, Inc. †	5,220
100	DTS, Inc. †	4,055
300	Echo Global Logistics, Inc. †	5,325
550	Entegris, Inc. †	5,566
300	Euronet Worldwide, Inc. †	4,623
50	FARO Technologies, Inc. †	2,190
300	FEI Co. †	11,457

Wilshire Mutual Funds, Inc.
Small Company Growth Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
1,000	Fortinet, Inc. †	$27,290
1,500	GT Solar International, Inc. †	24,300
50	Harmonic, Inc. †	362
1,179	Heartland Payment Systems, Inc.	24,287
75	Hittite Microwave Corp. †	4,643
900	iGate Corp.	14,688
622	Inphi Corp. †	10,823
850	Insight Enterprises, Inc. †	15,053
125	IPG Photonics Corp. †	9,089
1,658	Ixia †	21,222
2,175	j2 Global Communications, Inc. †	61,400
100	Jack Henry & Associates, Inc.	3,001
2,140	Kenexa Corp. †	51,317
1,750	L-1 Identity Solutions, Inc., Class 1 †	20,562
100	Littelfuse, Inc.	5,872
2,550	LivePerson, Inc. †	36,057
100	LogMeIn, Inc. †	3,857
650	Manhattan Associates, Inc. †	22,386
300	Mantech International Corp., Class A	13,326
2,050	Marchex, Inc., Class B	18,204
842	MAXIMUS, Inc.	69,659
1,520	Microsemi Corp. †	31,160
575	MicroStrategy, Inc., Class A †	93,541
450	Monolithic Power Systems, Inc. †	6,939
38	Multi-Fineline Electronix, Inc. †	821
628	Netgear, Inc. †	27,456
50	Netscout Systems, Inc. †	1,045
350	Newport Corp. †	6,360
200	Omnivision Technologies, Inc. †	6,962
630	OpenTable, Inc. †	52,366
875	Opnet Technologies, Inc.	35,823
200	Parametric Technology Corp. †	4,586
200	Plantronics, Inc.	7,306
1,152	Power-One, Inc. †	9,331
577	Progress Software Corp. †	13,923
2,300	Quest Software, Inc. †	52,279
900	Rackspace Hosting, Inc. †	38,466
1,550	RF Micro Devices, Inc. †	9,486
1,805	RightNow Technologies, Inc. †	58,482
1,200	Riverbed Technology, Inc. †	47,508
100	Rofin-Sinar Technologies, Inc. †	3,415
350	Rogers Corp. †	16,170
600	SAVVIS, Inc. †	23,718
400	Scansource, Inc. †	14,992
200	SolarWinds, Inc. †	5,228
50	Solera Holdings, Inc.	2,958
2,972	Sourcefire, Inc. †	88,328
300	STEC, Inc. †	5,103
300	SuccessFactors, Inc. †	8,820
746	Synaptics, Inc. †	19,202
1,607	Synchronoss Technologies, Inc. †	50,990
600	SYNNEX Corp. †	19,020
255	Syntel, Inc.	15,076
1,227	Taleo Corp., Class A †	45,436
1,475	TeleTech Holdings, Inc. †	31,093
500	Travelzoo, Inc. †	32,320
400	TTM Technologies, Inc. †	6,408
200	Ultra Clean Holdings †	1,816
1,050	United Online, Inc.	6,332
500	Universal Display Corp. †	17,545
2,350	ValueClick, Inc. †	39,010
300	VASCO Data Security International, Inc. †	3,735
700	Veeco Instruments, Inc. †	33,887
264	VeriFone Systems, Inc. †	11,708
2,072	Volterra Semiconductor Corp. †	51,096

Shares		Value
Information Technology (continued)
200	Websense, Inc. †	$5,194
		2,200,694
Materials — 5.0%
300	A Schulman, Inc.	7,557
325	Arch Chemicals, Inc.	11,193
100	Boise, Inc.	779
200	Calgon Carbon Corp. †	3,400
500	Coeur d'Alene Mines Corp. †	12,130
250	Ferro Corp. †	3,360
500	Georgia Gulf Corp. †	12,070
1,000	Golden Star Resources, Ltd. †	2,200
300	Graham Packaging Co., Inc. †	7,566
600	Graphic Packaging Holding Co. †	3,264
650	HB Fuller Co.	15,873
4,800	Hecla Mining Co. †	36,912
300	Koppers Holdings, Inc.	11,379
1,920	Kraton Performance Polymers, Inc. †	75,207
700	LSB Industries, Inc. †	30,044
50	Myers Industries, Inc.	514
300	NewMarket Corp.	51,213
1,200	Olin Corp.	27,192
400	Sensient Technologies Corp.	14,828
500	Solutia, Inc. †	11,425
200	Spartech Corp. †	1,218
200	Stillwater Mining Co. †	4,402
2,120	TPC Group, Inc. †	83,146
		426,872
Telecommunication Services — 3.1%
500	AboveNet, Inc.	35,230
3,000	Alaska Communications Systems Group, Inc.	26,610
1,300	Cogent Communications Group, Inc. †	22,113
4,600	General Communication, Inc., Class A †	55,522
1,750	Global Crossing, Ltd. †	67,165
100	IDT Corp., Class B	2,702
1,300	Iridium Communications, Inc. †	11,245
400	Neutral Tandem, Inc. †	6,968
800	NTELOS Holdings Corp.	16,336
1,150	PAETEC Holding Corp. †	5,508
400	Premiere Global Services, Inc. †	3,192
400	Shenandoah Telecommunications Co.	6,808
1,400	Vonage Holdings Corp. †	6,174
		265,573
Total Common Stock (Cost $6,380,339)		8,477,653

CASH EQUIVALENT — 1.0%
89,822	Northern Institutional Government Select Portfolio, 0.01% (a) (Cost $89,822)	89,822
Total Investments — 99.9%
(Cost $6,470,161)		8,567,475
Other Assets & Liabilities, Net — 0.1%		5,868
NET ASSETS — 100.0%		$8,573,343

† Non-income producing security.
†† More narrow industries are utilize for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a) Rate shown is the 7-day effective yield as of June 30, 2011.

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.6%
Consumer Discretionary — 5.3%
3,278	1-800-Flowers.com, Inc., Class A †	$10,162
65	Ascena Retail Group, Inc. †	2,213
720	Blue Nile, Inc. †	31,666
4,570	Bob Evans Farms, Inc.	159,813
120	Brown Shoe Co., Inc.	1,278
3,320	Cabela's, Inc. †	90,138
650	Cracker Barrel Old Country Store, Inc.	32,051
200	Dillard's, Inc., Class A	10,428
870	Domino's Pizza, Inc. †	21,959
4,000	Golfsmith International Holdings, Inc. †	15,200
4,550	Hooker Furniture Corp.	40,313
210	Men's Wearhouse, Inc. (The)	7,077
1,430	Overstock.com, Inc. †	21,764
5,790	Quiksilver, Inc. †	27,213
940	Saks, Inc. †	10,500
830	Tenneco, Inc. †	36,578
1,320	True Religion Apparel, Inc. †	38,386
		556,739
Consumer Staples — 4.3%
10	Boston Beer Co., Inc., Class A †	896
800	Casey's General Stores, Inc.	35,200
3,300	Dole Food Co., Inc. †	44,616
4,100	Elizabeth Arden, Inc. †	119,023
300	Hain Celestial Group, Inc. (The) †	10,008
1,400	Prestige Brands Holdings, Inc. †	17,976
12,700	Smart Balance, Inc. †	65,786
1,800	Susser Holdings Corp. †	28,296
2,325	TreeHouse Foods, Inc. †	126,968
		448,769
Energy — 9.2%
760	Berry Petroleum Co., Class A	40,379
200	Bill Barrett Corp. †	9,270
170	Bristow Group, Inc.	8,673
2,850	Carrizo Oil & Gas, Inc. †	118,987
2,010	Cheniere Energy, Inc. †	18,412
1,190	Complete Production Services, Inc. †	39,699
2,700	Crosstex Energy, Inc.	32,130
1,560	CVR Energy, Inc. †	38,407
1,790	Delek US Holdings, Inc.	28,103
2,360	DHT Holdings, Inc.	9,039
490	Energy XXI Bermuda, Ltd. †	16,278
80	Helix Energy Solutions Group, Inc. †	1,325
20	L&L Energy, Inc. †	103
380	McMoRan Exploration Co. †	7,022
2,490	Newpark Resources, Inc. †	22,584
380	Nordic American Tanker Shipping	8,641
2,640	Petroquest Energy, Inc. †	18,533
550	Rosetta Resources, Inc. †	28,347
3,240	Ship Finance International, Ltd.	58,385
1,310	SM Energy Co.	96,259
1,020	Stone Energy Corp. †	30,998
2,390	Swift Energy Co. †	89,075
20	Tetra Technologies, Inc. †	255
230	Vaalco Energy, Inc. †	1,384
1,210	Venoco, Inc. †	15,415
1,440	W&T Offshore, Inc.	37,613
1,700	Western Refining, Inc. †	30,719
4,400	World Fuel Services Corp.	158,092
		964,127

Shares		Value
Financials — 28.9%
1,220	Advance America Cash Advance Centers, Inc.	$8,406
1,200	Allied World Assurance Co. Holdings AG	69,096
3,990	American Capital, Ltd. †	39,621
10,690	American Equity Investment Life Holding Co.	135,870
3,250	Aspen Insurance Holdings, Ltd.	83,622
40	Astoria Financial Corp.	512
6,410	Banco Latinoamericano de Comercio Exterior SA, Class E	111,021
3,376	Bancorp, Inc. †	35,279
250	Bank of the Ozarks, Inc.	13,015
1,670	BioMed Realty Trust, Inc.	32,131
360	BofI Holding, Inc. †	5,188
6,080	Boston Private Financial Holdings, Inc.	40,006
1,640	Calamos Asset Management, Inc., Class A	23,813
1,410	Capstead Mortgage Corp.	18,894
1,100	Cathay General Bancorp	18,029
3,169	CBL & Associates Properties, Inc.	57,454
1,207	Centerstate Banks, Inc.	8,352
1,420	Chemical Financial Corp.	26,639
2,983	CNO Financial Group, Inc. †	23,596
290	Colonial Properties Trust	5,916
1,040	Community Bank System, Inc.	25,782
50	Credit Acceptance Corp. †	4,210
1,670	DuPont Fabros Technology, Inc.	42,084
50	Education Realty Trust, Inc.	428
1,000	Entertainment Properties Trust	46,700
100	Equity Lifestyle Properties, Inc.	6,244
4,897	Equity One, Inc.	91,280
580	Extra Space Storage, Inc.	12,371
1,050	FBL Financial Group, Inc., Class A	33,758
180	First Citizens BancShares, Inc., Class A	33,700
8,840	First Commonwealth Financial Corp.	50,742
1,210	First Financial Bancorp	20,195
865	First Financial Bankshares, Inc.	29,799
2,960	FirstMerit Corp.	48,870
3,030	FNB Corp.	31,360
6,825	Forestar Group, Inc. †	112,135
1,120	Glacier Bancorp, Inc.	15,098
1,150	Glimcher Realty Trust	10,925
2,930	Hatteras Financial Corp.	82,714
1,304	Highwoods Properties, Inc.	43,201
620	Home Properties, Inc.	37,746
250	Infinity Property & Casualty Corp.	13,665
2,240	Inland Real Estate Corp.	19,779
960	Invesco Mortgage Capital, Inc.	20,285
120	Knight Capital Group, Inc., Class A †	1,322
1,300	LaSalle Hotel Properties	34,242
2,000	Lexington Realty Trust	18,260
765	LTC Properties, Inc.	21,282
4,070	Maiden Holdings, Ltd.	37,037
4,690	MB Financial, Inc.	90,236
870	Medical Properties Trust, Inc.	10,005
3,256	MF Global Holdings, Ltd. †	25,202
4,468	MFA Financial, Inc.	35,923
12,530	National Penn Bancshares, Inc.	99,363
460	National Retail Properties, Inc.	11,275
766	NBT Bancorp, Inc.	16,952
460	Nelnet, Inc., Class A	10,148
900	Newcastle Investment Corp.	5,202
3,600	Northwest Bancshares, Inc.	45,288
1,365	Old National Bancorp	14,742
357	One Liberty Properties, Inc.	5,512
230	Oppenheimer Holdings, Inc., Class A	6,488

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
2,150	PacWest Bancorp	$44,225
580	PHH Corp. †	11,901
540	Piper Jaffray Cos. †	15,557
1,980	PMI Group, Inc. (The) †	2,118
630	Potlatch Corp.	22,220
4,000	PrivateBancorp, Inc., Class A	55,200
1,130	ProAssurance Corp. †	79,100
1,250	Provident Financial Services, Inc.	17,900
860	Pzena Investment Management, Inc., Class A	4,885
1,500	Redwood Trust, Inc.	22,680
250	RLI Corp.	15,480
580	S&T Bancorp, Inc.	10,782
100	Signature Bank †	5,720
920	Sovran Self Storage, Inc.	37,720
750	Sun Communities, Inc.	27,982
14,300	Sunstone Hotel Investors, Inc. †	132,561
8,290	Susquehanna Bancshares, Inc.	66,320
1,730	SVB Financial Group †	103,298
2,450	Texas Capital Bancshares, Inc. †	63,284
170	Tower Group, Inc.	4,049
3,200	Trustco Bank Corp.	15,680
740	Walter Investment Management Corp.	16,421
3,910	Webster Financial Corp.	82,188
10,300	Western Alliance Bancorp †	73,130
		3,008,411
Health Care — 8.7%
2,500	Alliance HealthCare Services, Inc. †	9,500
217	AMERIGROUP Corp. †	15,292
550	Amsurg Corp., Class A †	14,372
200	Assisted Living Concepts, Inc., Class A	3,356
400	athenahealth, Inc. †	16,440
269	Bio-Rad Laboratories, Inc., Class A †	32,108
1,670	Bruker Corp. †	34,001
2,100	Centene Corp. †	74,613
297	Chemed Corp.	19,459
1,360	Emergent Biosolutions, Inc. †	30,668
580	Emeritus Corp. †	12,325
3,810	Enzon Pharmaceuticals, Inc. †	38,291
1,200	Gentiva Health Services, Inc. †	24,996
1,500	Healthspring, Inc. †	69,165
1,720	Kindred Healthcare, Inc. †	36,928
2,260	Magellan Health Services, Inc. †	123,712
360	MedAssets, Inc. †	4,810
750	Medicis Pharmaceutical Corp., Class A	28,627
300	Medidata Solutions, Inc. †	7,161
900	Molina Healthcare, Inc. †	24,408
100	Neurocrine Biosciences, Inc. †	805
100	NxStage Medical, Inc. †	2,082
700	Owens & Minor, Inc.	24,143
500	Par Pharmaceutical Cos., Inc. †	16,490
5,160	PDL BioPharma, Inc.	30,289
360	Quality Systems, Inc.	31,428
100	Questcor Pharmaceuticals, Inc. †	2,410
500	Salix Pharmaceuticals, Ltd. †	19,915
4,540	Select Medical Holdings Corp. †	40,270
500	Sirona Dental Systems, Inc. †	26,550
1,200	Skilled Healthcare Group, Inc., Class A †	11,352
1,560	Team Health Holdings, Inc. †	35,116
400	Triple-S Management Corp., Class B †	8,692
1,940	Viropharma, Inc. †	35,890
		905,664
Industrials — 17.8%
779	AAR Corp.	21,103

Shares		Value
Industrials (continued)
3,380	ACCO Brands Corp. †	$26,533
460	Acuity Brands, Inc.	25,659
8,322	Aircastle, Ltd.	105,856
5,020	Albany International Corp., Class A	132,478
120	American Science & Engineering, Inc.	9,600
200	Astec Industries, Inc. †	7,396
2,120	Belden, Inc.	73,903
960	Blount International, Inc. †	16,771
290	Brady Corp., Class A	9,297
2,184	Briggs & Stratton Corp.	43,374
210	Ceradyne, Inc. †	8,188
1,950	CIRCOR International, Inc.	83,519
1,350	Deluxe Corp.	33,359
200	DXP Enterprises, Inc. †	5,070
80	EMCOR Group, Inc. †	2,345
951	Encore Wire Corp.	23,033
850	Foster (L.B.) Co., Class A	27,974
730	FTI Consulting, Inc. †	27,696
1,090	GenCorp, Inc. †	6,998
810	Great Lakes Dredge & Dock Corp.	4,520
170	Greenbrier Cos., Inc. †	3,359
14,757	Griffon Corp. †	148,751
425	HEICO Corp.	23,264
1,550	Hexcel Corp. †	33,930
760	Higher One Holdings, Inc. †	14,379
352	Kaman Corp.	12,485
1,500	Kelly Services, Inc., Class A †	24,750
330	Korn/Ferry International †	7,257
420	M&F Worldwide Corp. †	10,853
3,850	Marten Transport, Ltd.	83,160
920	MasTec, Inc. †	18,142
1,440	Meritor, Inc. †	23,098
310	Metalico, Inc. †	1,829
420	Michael Baker Corp. †	8,870
325	Middleby Corp. †	30,563
2,090	Miller Industries, Inc.	39,062
1,050	Mine Safety Appliances Co.	39,207
1,170	Mistras Group, Inc. †	18,954
960	Mobile Mini, Inc. †	20,342
1,370	Mueller Industries, Inc.	51,937
540	Nordson Corp.	29,619
117	Northwest Pipe Co. †	3,049
3,100	Orbital Sciences Corp. †	52,235
6,050	Orion Marine Group, Inc. †	56,931
408	Pike Electric Corp. †	3,607
1,490	Robbins & Myers, Inc.	78,746
830	Rush Enterprises, Inc., Class A †	15,795
1,050	TAL International Group, Inc.	36,257
350	Tennant Co.	13,975
80	Titan International, Inc.	1,941
1,500	Titan Machinery, Inc. †	43,170
1,670	Tredegar Corp.	30,644
3,473	Tutor Perini Corp.	66,612
750	Unifirst Corp.	42,142
1,040	United Rentals, Inc. †	26,416
180	United Stationers, Inc.	6,377
500	Watsco, Inc.	33,995
40	Woodward Governor Co.	1,395
		1,851,770
Information Technology — 13.0%
1,670	Acxiom Corp. †	21,894
170	ADTRAN, Inc.	6,581
3,610	Amkor Technology, Inc. †	22,274
880	Anixter International, Inc.	57,499
313	Arris Group, Inc. †	3,634

Wilshire Mutual Funds, Inc.
Small Company Value Portfolio	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
290	Aruba Networks, Inc. †	$8,569
1,240	Blackbaud, Inc.	34,373
2,820	Brightpoint, Inc. †	22,870
15,350	Brocade Communications Systems, Inc. †	99,161
100	CACI International, Inc., Class A †	6,308
790	Cavium, Inc. †	34,436
1,875	Coherent, Inc. †	103,631
80	Constant Contact, Inc. †	2,030
4,000	Convergys Corp. †	54,560
480	Daktronics, Inc.	5,179
430	DG FastChannel, Inc. †	13,782
2,890	Earthlink, Inc.	22,239
80	Echo Global Logistics, Inc. †	1,420
10,200	Entegris, Inc. †	103,224
450	Euronet Worldwide, Inc. †	6,935
1,210	iGate Corp.	19,747
1,500	Insight Enterprises, Inc. †	26,565
1,670	Mantech International Corp., Class A	74,181
1,600	MKS Instruments, Inc.	42,272
830	Monotype Imaging Holdings, Inc. †	11,728
250	MTS Systems Corp.	10,457
590	Multi-Fineline Electronix, Inc. †	12,750
170	Netgear, Inc. †	7,432
1,140	Omnivision Technologies, Inc. †	39,683
250	OpenTable, Inc. †	20,780
170	Plantronics, Inc.	6,210
1,610	Quest Software, Inc. †	36,595
1,150	Radisys Corp. †	8,384
340	Riverbed Technology, Inc. †	13,461
460	Rogers Corp. †	21,252
230	Sanmina-SCI Corp. †	2,376
1,760	Scansource, Inc. †	65,965
210	SolarWinds, Inc. †	5,489
5,136	Standard Microsystems Corp. †	138,621
1,680	STEC, Inc. †	28,577
870	SYNNEX Corp. †	27,579
460	Syntel, Inc.	27,195
410	Take-Two Interactive Software, Inc. †	6,265
100	Travelzoo, Inc. †	6,464
900	TTM Technologies, Inc. †	14,418
7,010	United Online, Inc.	42,270
500	ValueClick, Inc. †	8,300
		1,355,615
Materials — 8.2%
170	A Schulman, Inc.	4,282
100	AM Castle & Co. †	1,661
1,018	Arch Chemicals, Inc.	35,060
6,800	Aurizon Mines, Ltd. †	38,012
860	Boise, Inc.	6,699
1,125	Buckeye Technologies, Inc.	30,352
1,120	Century Aluminum Co. †	17,528
1,360	Coeur d'Alene Mines Corp. †	32,993
720	Georgia Gulf Corp. †	17,381
1,850	Globe Specialty Metals, Inc.	41,477
1,830	HB Fuller Co.	44,689
2,990	Hecla Mining Co. †	22,993
290	Innophos Holdings, Inc.	14,152
640	Kaiser Aluminum Corp.	34,957
760	Koppers Holdings, Inc.	28,827
250	Materion Corp. †	9,242
1,022	Metals USA Holdings Corp. †	15,228
250	Minerals Technologies, Inc.	16,572
780	Myers Industries, Inc.	8,019
27,375	Northgate Minerals Corp. †	71,175
900	Olin Corp.	20,394

Shares		Value
Materials (continued)
460	Olympic Steel, Inc.	$12,664
1,000	Packaging Corp. of America	27,990
370	PH Glatfelter Co.	5,691
370	PolyOne Corp.	5,724
1,000	Royal Gold, Inc.	58,570
1,460	Sensient Technologies Corp.	54,122
1,712	Spartech Corp. †	10,426
1,800	Temple-Inland, Inc.	53,532
7,200	Thompson Creek Metals Co., Inc. †	71,856
290	Worthington Industries, Inc.	6,699
730	WR Grace & Co. †	33,310
		852,277
Telecommunication Services — 2.6%
3,200	Alaska Communications Systems Group, Inc.	28,384
3,000	General Communication, Inc., Class A †	36,210
1,580	Global Crossing, Ltd. †	60,640
170	IDT Corp., Class B	4,593
7,560	Iridium Communications, Inc. †	65,394
100	Leap Wireless International, Inc. †	1,623
1,730	Neutral Tandem, Inc. †	30,137
4,010	Premiere Global Services, Inc. †	32,000
670	Shenandoah Telecommunications Co.	11,404
1,500	Vonage Holdings Corp. †	6,615
		277,000
Utilities — 0.6%
77	Black Hills Corp.	2,317
760	MGE Energy, Inc.	30,803
219	Otter Tail Corp.	4,621
550	WGL Holdings, Inc.	21,169
		58,910
Total Common Stock (Cost $8,366,930)		10,279,282

CASH EQUIVALENT — 0.9%
93,651	Northern Institutional Government Select Portfolio, 0.01% (a) (Cost $93,651)	93,651
Total Investments — 99.5%
(Cost $8,460,581)		10,372,933
Other Assets & Liabilities, Net — 0.5%		52,075
NET ASSETS — 100.0%		$10,425,009

†	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Rate shown is the 7-day effective yield as of June 30, 2011.

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 99.4%
Consumer Discretionary — 11.3%
300	1-800-Flowers.com, Inc., Class A †	$930
200	4Kids Entertainment, Inc. †	32
800	99 Cents Only Stores †	16,192
975	Aaron's, Inc.	27,554
900	Abercrombie & Fitch Co., Class A	60,228
300	Acme United Corp.	2,847
800	Advance Auto Parts, Inc.	46,792
850	Aeropostale, Inc. †	14,875
100	AFC Enterprises, Inc. †	1,645
90	AH Belo Corp., Class A	670
200	Aldila, Inc.	716
4,050	Amazon.com, Inc. †	828,184
400	Ambassadors Group, Inc.	3,532
3,500	American Apparel, Inc. †	3,115
2,400	American Axle & Manufacturing Holdings, Inc. †	27,312
2,625	American Eagle Outfitters, Inc.	33,469
450	American Greetings Corp., Class A	10,818
829	American Public Education, Inc. †	36,899
700	America's Car-Mart, Inc. †	23,100
100	Ameristar Casinos, Inc.	2,371
964	ANN, Inc. †	25,160
1,750	Apollo Group, Inc., Class A †	76,440
564	Ascena Retail Group, Inc. †	19,204
200	Ascent Media Corp., Class A †	10,594
2,250	AutoNation, Inc. †	82,372
500	AutoZone, Inc. †	147,425
500	Bally Technologies, Inc. †	20,340
1,000	Beazer Homes USA, Inc. †	3,390
1,400	Bebe Stores, Inc.	8,554
2,925	Bed Bath & Beyond, Inc. †	170,732
950	Belo Corp., Class A	7,153
4,400	Best Buy Co., Inc.	138,204
200	Big 5 Sporting Goods Corp.	1,572
1,500	Big Lots, Inc. †	49,725
102	Biglari Holdings, Inc. †	39,887
250	Blue Nile, Inc. †	10,995
300	Bluegreen Corp. †	879
112	Blyth, Inc.	5,639
400	Bon-Ton Stores, Inc. (The)	3,888
100	Books-A-Million, Inc., Class A	347
400	Borders Group, Inc. †	96
1,580	BorgWarner, Inc. †	127,648
2,000	Boyd Gaming Corp. †	17,400
500	Bridgepoint Education, Inc. †	12,500
875	Brinker International, Inc.	21,403
764	Brookfield Residential Properties, Inc. †	7,579
500	Brunswick Corp.	10,200
1,500	Cabela's, Inc. †	40,725
2,625	Cablevision Systems Corp., Class A	95,051
200	Cache, Inc. †	986
400	California Coastal Communities, Inc. †	—
375	California Pizza Kitchen, Inc. †	6,926
500	Callaway Golf Co.	3,110
1,500	Career Education Corp. †	31,725
1,900	Caribou Coffee Co., Inc. †	25,156
1,755	CarMax, Inc. †	58,038
4,200	Carnival Corp.	158,046
850	Carter's, Inc. †	26,146
7,137	CBS Corp., Class B	203,333
977	CEC Entertainment, Inc.	39,187
362	Charles & Colvard, Ltd. †	992
2,550	Charming Shoppes, Inc. †	10,608
600	Cheesecake Factory, Inc. (The) †	18,822
2,450	Chico's FAS, Inc.	37,313

Shares		Value
Consumer Discretionary (continued)
200	Children's Place Retail Stores, Inc. (The) †	$8,898
300	Chipotle Mexican Grill, Inc., Class A †	92,457
800	Cinemark Holdings, Inc.	16,568
50	Citi Trends, Inc. †	754
1,000	Clear Channel Outdoor Holdings, Inc., Class A †	12,700
3,900	Coach, Inc.	249,327
100	Cobra Electronics Corp. †	348
200	Coinstar, Inc. †	10,908
1,450	Coldwater Creek, Inc. †	2,030
550	Collective Brands, Inc. †	8,079
110	Collectors Universe	1,629
23,383	Comcast Corp. Special, Class A	592,525
500	Conn's, Inc. †	4,325
2,450	Corinthian Colleges, Inc. †	10,437
200	CROCS, Inc. †	5,150
200	Crown Media Holdings, Inc., Class A †	382
50	CSS Industries, Inc.	1,047
5	CTM Media Holdings, Inc., Class B	12
300	Cumulus Media, Inc., Class A †	1,050
2,500	Dana Holding Corp. †	45,750
1,500	Darden Restaurants, Inc.	74,640
450	Deckers Outdoor Corp. †	39,663
775	DeVry, Inc.	45,826
1,002	Dick's Sporting Goods, Inc. †	38,527
100	Dillard's, Inc., Class A	5,214
7,468	DIRECTV, Class A †	379,524
1,600	Discovery Communications, Inc., Class A †	65,536
3,025	DISH Network Corp., Class A †	92,777
100	Dixie Group, Inc. †	427
1,275	Dollar Tree, Inc. †	84,940
850	Domino's Pizza, Inc. †	21,454
650	Dover Downs Gaming & Entertainment, Inc.	2,080
3,623	DR Horton, Inc.	41,737
200	DreamWorks Animation SKG, Inc., Class A †	4,020
643	DSW, Inc., Class A †	32,542
3,625	Eastman Kodak Co. †	12,977
642	Education Management Corp. †	15,369
219	Emmis Communications Corp., Class A †	241
300	Empire Resorts, Inc. †	278
250	Entercom Communications Corp., Class A †	2,170
100	Entravision Communications Corp., Class A †	185
1,366	EW Scripps Co. (The), Class A †	13,209
2,600	Exide Technologies †	19,864
3,115	Expedia, Inc.	90,304
1,600	Family Dollar Stores, Inc.	84,096
200	Famous Dave's of America, Inc. †	2,002
1,500	Federal-Mogul Corp. †	34,245
100	Finish Line, Inc. (The), Class A	2,140
1,900	Foot Locker, Inc.	45,144
42,385	Ford Motor Co. †	584,489
1,500	Fortune Brands, Inc.	95,655
300	Forward Industries, Inc. †	798
600	Fossil, Inc. †	70,632
1,700	Fred's, Inc., Class A	24,531
200	Furniture Brands International, Inc. †	828
600	Gaiam, Inc., Class A	2,982
2,625	GameStop Corp., Class A †	70,009
600	Gaming Partners International Corp.	4,284
2,800	Gannett Co., Inc.	40,096
6,750	Gap, Inc. (The)	122,175
6,050	General Motors Co. †	183,678

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
275	Genesco, Inc. †	$14,327
2,010	Gentex Corp.	60,762
1,900	Genuine Parts Co.	103,360
701	G-III Apparel Group, Ltd. †	24,170
2,875	Goodyear Tire & Rubber Co. (The) †	48,214
500	Grand Canyon Education, Inc. †	7,090
1,000	Gray Television, Inc. †	2,640
300	Great Wolf Resorts, Inc. †	912
400	Guess?, Inc.	16,824
3,760	H&R Block, Inc.	60,310
1,696	Hanesbrands, Inc. †	48,421
2,475	Harley-Davidson, Inc.	101,401
600	Harman International Industries, Inc.	27,342
1,000	Harte-Hanks, Inc.	8,120
1,300	Hasbro, Inc.	57,109
500	hhgregg, Inc. †	6,700
200	Hibbett Sports, Inc. †	8,142
300	Hillenbrand, Inc.	7,095
15,750	Home Depot, Inc. (The)	570,465
200	Hooker Furniture Corp.	1,772
100	HOT Topic, Inc.	744
1,000	Hovnanian Enterprises, Inc., Class A †	2,410
743	HSN, Inc. †	24,459
600	Hyatt Hotels Corp., Class A †	24,492
450	Iconix Brand Group, Inc. †	10,890
4,450	International Game Technology	78,231
237	International Speedway Corp., Class A	6,733
4,372	Interpublic Group of Cos., Inc. (The)	54,650
743	Interval Leisure Group, Inc. †	10,172
2,292	J.C. Penney Co., Inc.	79,166
775	Jackson Hewitt Tax Service, Inc. †	27
1,500	Jarden Corp.	51,765
500	John Wiley & Sons, Inc., Class A	26,005
7,450	Johnson Controls, Inc.	310,367
378	Jones Group, Inc. (The)	4,101
300	JOS A Bank Clothiers, Inc. †	15,003
600	Journal Communications, Inc., Class A †	3,102
900	Journal Register Co. †	—
300	K12, Inc. †	9,942
800	KB Home	7,824
1,800	Kenneth Cole Productions, Inc., Class A †	22,482
200	Kid Brands, Inc. †	1,032
50	Knology, Inc. †	742
2,800	Kohl's Corp.	140,028
300	Krispy Kreme Doughnuts, Inc. †	2,853
550	K-Swiss, Inc., Class A †	5,847
200	Lakes Entertainment, Inc. †	436
500	Lamar Advertising Co., Class A †	13,685
4,000	Las Vegas Sands Corp. †	168,840
200	La-Z-Boy, Inc., Class Z †	1,974
100	Leapfrog Enterprises, Inc., Class A †	422
450	Lear Corp. †	—
500	Learning Tree International, Inc.	4,455
750	Lee Enterprises, Inc. †	668
1,410	Leggett & Platt, Inc.	34,376
1,200	Lennar Corp., Class A	21,780
1,000	Libbey, Inc. †	16,220
1,351	Liberty Global, Inc., Class A †	60,849
1,035	Liberty Media Corp. - Capital, Ser A †	88,751
6,675	Liberty Media Corp. - Interactive, Class A †	111,940
729	Liberty Media Corp. - Starz, Ser A †	54,850
200	Life Time Fitness, Inc. †	7,982
700	Lifetime Brands, Inc.	8,218
200	LIN TV Corp., Class A †	974
200	Lincoln Educational Services Corp.	3,430
1,537	Live Nation Entertainment, Inc. †	17,629

Shares		Value
Consumer Discretionary (continued)
800	Liz Claiborne, Inc. †	$4,280
1,800	LKQ Corp. †	46,962
16,781	Lowe's Cos., Inc.	391,165
3,540	Ltd. Brands, Inc.	136,113
4,798	Macy's, Inc.	140,294
881	Madison Square Garden, Inc., Class A †	24,254
100	Marcus Corp.	988
700	Marine Products Corp. †	4,704
3,577	Marriott International, Inc., Class A	126,948
3,100	Martha Stewart Living Omnimedia, Class A †	13,454
3,730	Mattel, Inc.	102,538
100	Matthews International Corp., Class A	4,015
496	McClatchy Co. (The), Class A †	1,394
1,500	McCormick & Schmick's Seafood Restaurants, Inc. †	12,885
12,900	McDonald's Corp.	1,087,728
3,700	McGraw-Hill Cos., Inc. (The)	155,067
271	MDC Holdings, Inc.	6,678
500	Media General, Inc., Class A †	1,910
500	Meritage Homes Corp. †	11,280
4,200	MGM Resorts International †	55,482
577	Mohawk Industries, Inc. †	34,614
1,600	Monarch Casino & Resort, Inc. †	16,704
750	Monro Muffler Brake, Inc.	27,967
150	Morgans Hotel Group Co. †	1,079
300	Morton's Restaurant Group, Inc. †	2,172
700	MTR Gaming Group, Inc. †	2,121
591	Multimedia Games, Inc. †	2,689
500	National CineMedia, Inc.	8,455
50	Nautilus, Inc. †	100
100	Navarre Corp. †	197
600	Netflix, Inc. †	157,614
1,300	New York & Co., Inc. †	6,435
2,100	New York Times Co. (The), Class A †	18,312
2,926	Newell Rubbermaid, Inc.	46,172
19,438	News Corp., Class A	344,053
200	Nexstar Broadcasting Group, Inc., Class A †	1,642
4,550	NIKE, Inc., Class B	409,409
700	Noble International, Ltd. †	—
2,000	Nordstrom, Inc.	93,880
100	NVR, Inc. †	72,548
5,525	Office Depot, Inc. †	23,316
1,100	OfficeMax, Inc. †	8,635
3,500	Omnicom Group, Inc.	168,560
2,900	Orbitz Worldwide, Inc. †	7,221
1,560	O'Reilly Automotive, Inc. †	102,196
650	Orleans Homebuilders, Inc. †	—
500	Outdoor Channel Holdings, Inc.	3,420
300	Overstock.com, Inc. †	4,566
50	Oxford Industries, Inc.	1,688
200	Pacific Sunwear of California, Inc. †	522
600	Palm Harbor Homes, Inc. †	12
300	Panera Bread Co., Class A †	37,698
700	Penn National Gaming, Inc. †	28,238
400	Penske Automotive Group, Inc.	9,096
1,500	PEP Boys-Manny Moe & Jack	16,395
100	Perry Ellis International, Inc. †	2,525
1,250	PetSmart, Inc.	56,713
600	Phillips-Van Heusen Corp.	39,282
1,900	Pier 1 Imports, Inc. †	21,983
800	Pinnacle Entertainment, Inc. †	11,920
300	Polaris Industries, Inc.	33,351
700	Polo Ralph Lauren Corp., Class A	92,827
275	Premier Exhibitions, Inc. †	479
200	Pre-Paid Legal Services, Inc. †	13,298

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
600	priceline.com, Inc. †	$307,158
1,000	PRIMEDIA, Inc.	7,050
100	Princeton Review, Inc. †	23
3,840	Pulte Group, Inc. †	29,414
50	Quiksilver, Inc. †	235
850	RadioShack Corp.	11,314
2,600	Regal Entertainment Group, Class A	32,110
200	Regis Corp.	3,064
250	Rent-A-Center, Inc., Class A	7,640
1,500	Rick's Cabaret International, Inc. †	12,660
100	Rocky Brands, Inc. †	1,234
1,250	Ross Stores, Inc.	100,150
1,625	Royal Caribbean Cruises, Ltd. †	61,165
500	Ruby Tuesday, Inc. †	5,390
2,200	Ruth's Hospitality Group, Inc. †	12,342
1,500	Ryland Group, Inc. (The)	24,795
1,800	Saks, Inc. †	20,106
100	Salem Communications Corp., Class A	359
1,000	Sally Beauty Holdings, Inc. †	17,100
2,500	Scientific Games Corp., Class A †	25,850
1,300	Scripps Networks Interactive, Inc., Class A	63,544
200	Sealy Corp. †	506
925	Sears Holdings Corp. †	66,082
188	Select Comfort Corp. †	3,380
1,675	Service Corp. International	19,564
400	Shoe Carnival, Inc. †	12,060
100	Shuffle Master, Inc. †	935
776	Signet Jewelers, Ltd. †	36,325
900	Sinclair Broadcast Group, Inc., Class A	9,882
48,100	Sirius XM Radio, Inc. †	105,339
1,000	Sonic Automotive, Inc., Class A	14,650
800	Sonic Corp. †	8,504
603	Sotheby's	26,231
75	Spartan Motors, Inc.	405
400	Speedway Motorsports, Inc.	5,672
552	Stage Stores, Inc.	9,274
1,892	Stanley Black & Decker, Inc.	136,319
200	Stanley Furniture Co., Inc. †	838
8,075	Staples, Inc.	127,585
8,100	Starbucks Corp.	319,869
2,073	Starwood Hotels & Resorts Worldwide, Inc.	116,171
100	Steinway Musical Instruments, Inc. †	2,569
900	Stewart Enterprises, Inc., Class A	6,570
150	Superior Industries International, Inc.	3,316
1,300	Syms Corp. †	14,014
600	Systemax, Inc. †	8,964
1,500	Talbots, Inc. †	5,010
8,200	Target Corp.	384,662
700	Tempur-Pedic International, Inc. †	47,474
450	Tenneco, Inc. †	19,832
500	Thor Industries, Inc.	14,420
1,500	Tiffany & Co.	117,780
400	Timberland Co. (The), Class A †	17,188
3,499	Time Warner Cable, Inc., Class A	273,062
11,558	Time Warner, Inc.	420,364
4,400	TJX Cos., Inc.	231,132
1,600	Toll Brothers, Inc. †	33,184
800	Tractor Supply Co.	53,504
200	Trans World Entertainment Corp. †	408
300	True Religion Apparel, Inc. †	8,724
1,000	TRW Automotive Holdings Corp. †	59,030
200	Tuesday Morning Corp. †	930
600	Tupperware Brands Corp.	40,470
900	Ulta Salon Cosmetics & Fragrance, Inc. †	58,122
400	Under Armour, Inc., Class A †	30,924

Shares		Value
Consumer Discretionary (continued)
200	Universal Electronics, Inc. †	$5,052
500	Universal Technical Institute, Inc.	9,885
1,400	Urban Outfitters, Inc. †	39,410
200	Value Line, Inc.	2,682
300	Valuevision Media, Inc., Class A †	2,295
950	VF Corp.	103,132
6,237	Viacom, Inc., Class B	318,087
2,825	Virgin Media, Inc.	84,552
20,718	Walt Disney Co. (The)	808,831
500	Warnaco Group, Inc. (The) †	26,125
1,150	Warner Music Group Corp. †	9,453
100	Washington Post Co. (The), Class B	41,895
296	Weight Watchers International, Inc.	22,339
6,000	Wendy's/Arby's Group, Inc., Class A	30,420
5	Westwood One, Inc. †	26
572	Whirlpool Corp.	46,515
1,100	Williams-Sonoma, Inc.	40,139
500	Winnebago Industries, Inc. †	4,830
400	Wolverine World Wide, Inc.	16,700
600	World Wrestling Entertainment, Inc., Class A	5,718
2,085	Wyndham Worldwide Corp.	70,160
800	Wynn Resorts, Ltd.	114,832
4,950	Yum! Brands, Inc.	273,438
1,900	Zale Corp. †	10,640
		19,077,503
Consumer Staples — 9.5%
200	Alico, Inc.	5,124
2,200	Alliance One International, Inc. †	7,106
24,575	Altria Group, Inc.	649,026
250	Andersons, Inc. (The)	10,563
7,786	Archer-Daniels-Midland Co.	234,748
4,950	Avon Products, Inc.	138,600
500	BJ's Wholesale Club, Inc. †	25,175
312	Boston Beer Co., Inc., Class A †	27,955
1,100	Brown-Forman Corp., Class B	82,159
1,900	Bunge, Ltd.	131,005
2,175	Campbell Soup Co.	75,146
1,500	Central European Distribution Corp. †	16,800
2,200	Church & Dwight Co., Inc.	89,188
1,700	Clorox Co.	114,648
25,220	Coca-Cola Co. (The)	1,697,054
4,120	Coca-Cola Enterprises, Inc.	120,222
5,680	Colgate-Palmolive Co.	496,489
5,573	ConAgra Foods, Inc.	143,839
2,550	Constellation Brands, Inc., Class A †	53,091
800	Corn Products International, Inc.	44,224
4,650	Costco Wholesale Corp.	377,766
15,542	CVS Caremark Corp.	584,068
650	Darling International, Inc. †	11,505
2,134	Dean Foods Co. †	26,184
1,500	Dole Food Co., Inc. †	20,280
2,500	Dr. Pepper Snapple Group, Inc.	104,825
800	Energizer Holdings, Inc. †	57,888
1,200	Estee Lauder Cos., Inc. (The), Class A	126,228
1,688	Flowers Foods, Inc.	37,193
7,400	General Mills, Inc.	275,428
1,300	Green Mountain Coffee Roasters, Inc. †	116,038
400	Hain Celestial Group, Inc. (The) †	13,344
1,100	Hansen Natural Corp. †	89,045
1,600	Herbalife, Ltd.	92,224
2,000	Hershey Co. (The)	113,700
4,150	HJ Heinz Co.	221,112
2,100	Hormel Foods Corp.	62,601
1,550	Ingles Markets, Inc., Class A	25,652
139	Inter Parfums, Inc.	3,201
1,500	JM Smucker Co. (The)	114,660

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Staples (continued)
3,250	Kellogg Co.	$179,790
4,774	Kimberly-Clark Corp.	317,757
19,371	Kraft Foods, Inc., Class A	682,440
6,825	Kroger Co. (The)	169,260
1,425	Lorillard, Inc.	155,140
700	Mannatech, Inc. †	672
1,750	McCormick & Co., Inc.	86,747
2,300	Mead Johnson Nutrition Co., Class A	155,365
200	MGP Ingredients, Inc.	1,742
1,500	Molson Coors Brewing Co., Class B	67,110
700	Nu Skin Enterprises, Inc., Class A	26,285
50	Parametric Sound Corp. †	46
19,140	PepsiCo, Inc.	1,348,030
20,225	Philip Morris International, Inc.	1,350,423
1,200	Prestige Brands Holdings, Inc. †	15,408
585	Pricesmart, Inc.	29,970
33,852	Procter & Gamble Co. (The)	2,151,972
700	Ralcorp Holdings, Inc. †	60,606
100	Reliv International, Inc.	182
6,328	Reynolds American, Inc.	234,452
7,050	Rite Aid Corp. †	9,377
70	Rocky Mountain Chocolate Factory, Inc.	692
4,900	Safeway, Inc.	114,513
50	Sanderson Farms, Inc.	2,389
7,720	Sara Lee Corp.	146,603
700	SIRVA, Inc. †	—
1,200	Smithfield Foods, Inc. †	26,244
3,036	SUPERVALU, Inc.	28,569
7,700	Sysco Corp.	240,086
3,805	Tyson Foods, Inc., Class A	73,893
198	USANA Health Sciences, Inc. †	6,193
11,450	Walgreen Co.	486,167
21,395	Wal-Mart Stores, Inc.	1,136,930
600	WD-40 Co.	23,424
1,625	Whole Foods Market, Inc.	103,106
		16,066,687
Energy — 11.9%
1,500	Alon USA Energy, Inc.	16,905
2,272	Alpha Natural Resources, Inc. †	103,240
6,056	Anadarko Petroleum Corp.	464,859
4,606	Apache Corp.	568,334
1,000	Approach Resources, Inc. †	22,670
2,000	Arch Coal, Inc.	53,320
4,920	Baker Hughes, Inc.	356,995
600	Barnwell Industries, Inc. †	3,090
900	Basic Energy Services, Inc. †	28,323
400	Berry Petroleum Co., Class A	21,252
900	BioFuel Energy Corp. †	371
900	Bolt Technology Corp. †	11,160
300	BP Prudhoe Bay Royalty Trust	33,492
3,100	BPZ Resources, Inc. †	10,168
1,400	Brigham Exploration Co. †	41,902
200	Bristow Group, Inc.	10,204
900	Cabot Oil & Gas Corp.	59,679
1,218	Cal Dive International, Inc. †	7,284
4,500	Callon Petroleum Co. †	31,590
2,800	Cameron International Corp. †	140,812
150	CARBO Ceramics, Inc.	24,442
200	Cheniere Energy, Inc. †	1,832
7,600	Chesapeake Energy Corp.	225,644
23,199	Chevron Corp.	2,385,785
1,047	Cimarex Energy Co.	94,146
1,600	Clean Energy Fuels Corp. †	21,040
800	Complete Production Services, Inc. †	26,688
400	Comstock Resources, Inc. †	11,516
800	Concho Resources, Inc. †	73,480
17,501	ConocoPhillips	1,315,900

Shares		Value
Energy (continued)
2,600	Consol Energy, Inc.	$126,048
200	Cross Timbers Royalty Trust	8,878
2,500	Crosstex Energy, Inc.	29,750
1,000	CVR Energy, Inc. †	24,620
400	Dawson Geophysical Co. †	13,660
1,000	Delek US Holdings, Inc.	15,700
2,500	Delta Petroleum Corp. †	1,240
4,779	Denbury Resources, Inc. †	95,580
4,536	Devon Energy Corp.	357,482
2,477	DHT Holdings, Inc.	9,487
850	Diamond Offshore Drilling, Inc.	59,848
800	Dresser-Rand Group, Inc. †	43,000
300	Dril-Quip, Inc. †	20,349
8,064	El Paso Corp.	162,893
15	Energy Partners, Ltd. †	222
979	Ensco PLC ADR	52,207
2,575	EOG Resources, Inc.	269,216
1,600	EQT Corp.	84,032
2,700	EXCO Resources, Inc.	47,655
812	Exterran Holdings, Inc. †	16,102
59,969	Exxon Mobil Corp.	4,880,277
2,556	FMC Technologies, Inc. †	114,483
950	Forest Oil Corp. †	25,375
1,100	Frontier Oil Corp.	35,541
1,500	General Maritime Corp.	2,025
2,100	Geokinetics, Inc. †	16,548
100	GeoMet, Inc. †	118
500	Georesources, Inc. †	11,245
1,450	Global Industries, Ltd. †	7,946
1,500	Goodrich Petroleum Corp. †	27,615
381	Gulf Island Fabrication, Inc.	12,299
300	Gulfmark Offshore, Inc., Class A †	13,257
350	Gulfport Energy Corp. †	10,392
10,781	Halliburton Co.	549,831
1,000	Helix Energy Solutions Group, Inc. †	16,560
1,150	Helmerich & Payne, Inc.	76,038
1,900	Hercules Offshore, Inc. †	10,469
3,665	Hess Corp.	273,995
500	Hornbeck Offshore Services, Inc. †	13,750
1,750	ION Geophysical Corp. †	16,555
450	James River Coal Co. †	9,369
1,200	Key Energy Services, Inc. †	21,600
2,100	Kodiak Oil & Gas Corp. †	12,117
400	Lufkin Industries, Inc.	34,420
9	Magnum Hunter Resources Corp. †	61
8,222	Marathon Oil Corp.	433,135
450	Matrix Service Co. †	6,021
2,875	McDermott International, Inc. †	56,954
1,500	McMoRan Exploration Co. †	27,720
2,400	Murphy Oil Corp.	157,584
3,100	Nabors Industries, Ltd. †	76,384
5,345	National Oilwell Varco, Inc.	418,032
1,525	Newfield Exploration Co. †	103,731
875	Newpark Resources, Inc. †	7,936
1,800	Noble Energy, Inc.	161,334
400	Oasis Petroleum, Inc. †	11,872
10,010	Occidental Petroleum Corp.	1,041,440
900	Oceaneering International, Inc.	36,450
500	Oil States International, Inc. †	39,955
113	OYO Geospace Corp. †	11,300
14	Pacific Ethanol, Inc. †	15
3,600	Parker Drilling Co. †	21,060
730	Patriot Coal Corp. †	16,250
1,950	Patterson-UTI Energy, Inc.	61,640
3,550	Peabody Energy Corp.	209,131
3,147	Petrohawk Energy Corp. †	77,636
496	Petroleum Development Corp. †	14,835

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
2,300	Petroquest Energy, Inc. †	$16,146
1,350	Pioneer Drilling Co. †	20,574
1,325	Pioneer Natural Resources Co.	118,680
1,553	Plains Exploration & Production Co. †	59,200
1,700	Pyramid Oil Co. †	7,990
2,200	QEP Resources, Inc.	92,026
1,700	Quicksilver Resources, Inc. †	25,092
1,900	Range Resources Corp.	105,450
600	Rex Energy Corp. †	6,162
600	Rosetta Resources, Inc. †	30,924
1,600	Rowan Cos., Inc. †	62,096
675	RPC, Inc.	16,565
3,400	SandRidge Energy, Inc. †	36,244
16,429	Schlumberger, Ltd.	1,419,466
750	SM Energy Co.	55,110
1,172	Southern Union Co.	47,056
4,400	Southwestern Energy Co. †	188,672
8,341	Spectra Energy Corp.	228,627
1,065	Sunoco, Inc.	44,421
950	Superior Energy Services, Inc. †	35,283
3,500	Syntroleum Corp. †	5,145
1,500	Tesoro Corp. †	34,365
212	TGC Industries, Inc. †	1,355
750	Tidewater, Inc.	40,357
500	Toreador Resources Corp. †	1,855
1,600	Trico Marine Services, Inc. †	168
1,765	Ultra Petroleum Corp. †	80,837
200	Union Drilling, Inc. †	2,058
500	Unit Corp. †	30,465
1,150	USEC, Inc. †	3,841
1,100	Vaalco Energy, Inc. †	6,622
6,814	Valero Energy Corp.	174,234
1,550	Venoco, Inc. †	19,747
8	Verenium Corp. †	14
800	W&T Offshore, Inc.	20,896
300	Warren Resources, Inc. †	1,143
1,500	Western Refining, Inc. †	27,105
500	Westmoreland Coal Co. †	8,875
1,400	Whiting Petroleum Corp. †	79,674
7,050	Williams Cos., Inc. (The)	213,263
800	World Fuel Services Corp.	28,744
		20,182,940
Financials — 16.2%
200	21st Century Holding Co. †	544
900	Abington Bancorp, Inc.	9,387
1	Acadia Realty Trust	20
600	Advance America Cash Advance Centers, Inc.	4,134
600	Affiliated Managers Group, Inc. †	60,870
200	Affirmative Insurance Holdings, Inc. †	470
5,950	Aflac, Inc.	277,746
700	Alexandria Real Estate Equities, Inc.	54,194
7,175	Allstate Corp. (The)	219,053
800	Alterra Capital Holdings, Ltd.	17,840
100	Altisource Portfolio Solutions SA †	3,680
807	American Campus Communities, Inc.	28,665
1,600	American Capital Agency Corp.	46,576
4,200	American Capital, Ltd. †	41,706
1,100	American Equity Investment Life Holding Co.	13,981
11,550	American Express Co.	597,135
1,100	American Financial Group, Inc.	39,259
5,100	American International Group, Inc. †	149,532
300	American National Insurance Co.	23,250
3,080	Ameriprise Financial, Inc.	177,654
310	Anchor Bancorp Wisconsin, Inc. †	220
8,225	Annaly Capital Management, Inc.	148,379

Shares		Value
Financials (continued)
1,500	Anworth Mortgage Asset Corp.	$11,265
3,550	AON Corp.	182,115
1,256	Apartment Investment & Management Co., Class A	32,066
2,200	Apollo Investment Corp. †	22,462
200	Arbor Realty Trust, Inc. †	936
1,200	Arch Capital Group, Ltd. †	38,304
4	Arlington Asset Investment Corp., Class A	126
1,150	Arthur J. Gallagher & Co.	32,821
544	Ashford Hospitality Trust, Inc.	6,773
1,100	Aspen Insurance Holdings, Ltd.	28,303
400	Asset Acceptance Capital Corp. †	1,616
1,354	Associated Banc-Corp	18,821
300	Associated Estates Realty Corp.	4,875
1,400	Assurant, Inc.	50,778
600	Assured Guaranty, Ltd.	9,786
700	Astoria Financial Corp.	8,953
847	AvalonBay Communities, Inc.	108,755
600	Avatar Holdings, Inc. †	9,126
1,700	Axis Capital Holdings, Ltd.	52,632
50	Bancorp, Inc. †	523
1,150	BancorpSouth, Inc.	14,272
123,448	Bank of America Corp.	1,352,990
450	Bank of Hawaii Corp.	20,934
14,363	Bank of New York Mellon Corp. (The)	367,980
80	BankAtlantic Bancorp, Inc., Class A †	76
700	BankFinancial Corp.	5,929
8,725	BB&T Corp.	234,179
500	Beneficial Mutual Bancorp, Inc. †	4,107
22,400	Berkshire Hathaway, Inc., Class B †	1,733,536
1,000	BGC Partners, Inc., Class A	7,730
1,000	BioMed Realty Trust, Inc.	19,240
1,100	BlackRock, Inc., Class A	210,991
1,000	Boston Private Financial Holdings, Inc.	6,580
1,625	Boston Properties, Inc.	172,510
2,988	Brandywine Realty Trust	34,631
1,325	BRE Properties, Inc.	66,091
3,075	Brookfield Properties Corp.	59,286
1,500	Brookline Bancorp, Inc.	13,905
1,400	Brown & Brown, Inc.	35,924
100	Camden National Corp.	3,281
825	Camden Property Trust	52,487
350	Capital City Bank Group, Inc.	3,591
5,350	Capital One Financial Corp.	276,435
3,839	CapitalSource, Inc.	24,762
700	CapLease, Inc.	3,437
1,700	Capstead Mortgage Corp.	22,780
100	Cardinal Financial Corp.	1,095
288	Cathay General Bancorp	4,720
2,825	CB Richard Ellis Group, Inc., Class A †	70,936
1,780	CBL & Associates Properties, Inc.	32,271
650	Cedar Shopping Centers, Inc.	3,348
12,914	Charles Schwab Corp. (The)	212,435
400	Charter Financial Corp.	3,960
1,500	Chemical Financial Corp.	28,140
6,900	Chimera Investment Corp.	23,874
3,600	Chubb Corp.	225,396
23	CIFC Deerfield Corp. †	158
2,394	Cincinnati Financial Corp.	69,857
2,400	CIT Group, Inc. †	106,224
35,565	Citigroup, Inc.	1,480,927
2,500	City Bank †	650
600	City National Corp.	32,550
775	CME Group, Inc., Class A	225,982
2,900	CNO Financial Group, Inc. †	22,939
750	CoBiz Financial, Inc.	4,905

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,000	Cogdell Spencer, Inc.	$5,990
350	Cohen & Steers, Inc.	11,603
429	Colonial Properties Trust	8,752
276	Columbia Banking System, Inc.	4,753
2,173	Comerica, Inc.	75,121
1,181	Commerce Bancshares, Inc.	50,783
1,293	CommonWealth REIT	33,411
500	Community Bank System, Inc.	12,395
100	Community Trust Bancorp, Inc.	2,772
200	CompuCredit Holdings Corp. †	464
850	Corporate Office Properties Trust	26,443
1,863	Cousins Properties, Inc.	15,910
200	Cowen Group, Inc., Class A †	750
200	Crawford & Co., Class B	1,414
950	Cullen/Frost Bankers, Inc.	54,008
1,000	CVB Financial Corp.	9,250
6,450	DCT Industrial Trust, Inc.	33,733
322	Delphi Financial Group, Inc., Class A	9,406
3,995	Developers Diversified Realty Corp.	56,330
3,502	DiamondRock Hospitality Co.	37,576
1,000	Digital Realty Trust, Inc.	61,780
5,425	Discover Financial Services	145,119
1,100	Donegal Group, Inc., Class A	14,080
1,100	Douglas Emmett, Inc.	21,879
400	Duff & Phelps Corp., Class A	5,132
3,101	Duke Realty Corp.	43,445
700	DuPont Fabros Technology, Inc.	17,640
2,778	E*Trade Financial Corp. †	38,336
2,000	East West Bancorp, Inc.	40,420
1,325	Eaton Vance Corp.	40,055
1,000	Education Realty Trust, Inc.	8,570
1,500	eHealth, Inc. †	20,040
200	Encore Capital Group, Inc. †	6,144
700	Endurance Specialty Holdings, Ltd.	28,931
50	Enterprise Financial Services Corp.	677
300	Entertainment Properties Trust	14,010
3,679	Equity Residential	220,740
400	Essex Property Trust, Inc.	54,116
700	Everest Re Group, Ltd.	57,225
500	Extra Space Storage, Inc.	10,665
974	FBL Financial Group, Inc., Class A	31,314
900	Federal Realty Investment Trust	76,662
1,200	Federated Investors, Inc., Class B	28,608
1,000	FelCor Lodging Trust, Inc. †	5,330
3,291	Fidelity National Financial, Inc., Class A	51,800
11,701	Fifth Third Bancorp	149,188
1,200	Financial Institutions, Inc.	19,704
100	First Acceptance Corp. †	185
1,827	First American Financial Corp.	28,593
300	First Bancorp	3,072
166	First BanCorp †	715
500	First Cash Financial Services, Inc. †	20,995
800	First Commonwealth Financial Corp.	4,592
425	First Community Bancshares, Inc.	5,950
100	First Financial Corp.	3,274
2,433	First Horizon National Corp.	23,211
650	First Industrial Realty Trust, Inc. †	7,442
50	First Marblehead Corp. (The) †	88
2,424	First Niagara Financial Group, Inc.	31,997
800	First Potomac Realty Trust	12,248
1,007	FirstMerit Corp.	16,626
950	Flagstone Reinsurance Holdings SA	8,009
1,500	FNB Corp.	15,525
2,100	Forest City Enterprises, Inc., Class A †	39,207
1,950	Franklin Resources, Inc.	256,016
950	Franklin Street Properties Corp.	12,265
490	Frontier Financial Corp. †	62

Shares		Value
Financials (continued)
2,734	Fulton Financial Corp.	$29,281
4,665	General Growth Properties, Inc.	77,859
5,850	Genworth Financial, Inc., Class A †	60,138
400	Getty Realty Corp.	10,092
900	Glacier Bancorp, Inc.	12,132
1,000	Gleacher & Co., Inc. †	2,040
800	Glimcher Realty Trust	7,600
325	Global Indemnity PLC, Class A †	7,209
6,520	Goldman Sachs Group, Inc. (The)	867,747
435	Gramercy Capital Corp. †	1,318
338	Green Bankshares, Inc. †	886
300	Grubb & Ellis Co. †	96
1,000	Guaranty Bancorp †	1,340
100	Hallmark Financial Services †	787
627	Hancock Holding Co.	19,424
550	Hanmi Financial Corp. †	588
700	Hanover Insurance Group, Inc. (The)	26,397
200	Harleysville Group, Inc.	6,234
4,750	Hartford Financial Services Group, Inc.	125,258
1,175	HCC Insurance Holdings, Inc.	37,013
4,625	HCP, Inc.	169,691
2,200	Health Care REIT, Inc.	115,346
1,500	Healthcare Realty Trust, Inc.	30,945
50	Heritage Commerce Corp. †	255
700	Hersha Hospitality Trust, Class A	3,899
650	Highwoods Properties, Inc.	21,535
1,500	Hilltop Holdings, Inc. †	13,260
660	Home Bancshares, Inc.	15,602
500	Home Properties, Inc.	30,440
1,000	Horace Mann Educators Corp.	15,610
2,500	Hospitality Properties Trust	60,625
7,624	Host Hotels & Resorts, Inc.	129,227
44	Howard Hughes Corp. (The) †	2,862
6,626	Hudson City Bancorp, Inc.	54,267
7,351	Huntington Bancshares, Inc.	48,223
100	ICG Group, Inc. †	1,223
85	IMPAC Mortgage Holdings, Inc. †	251
300	Infinity Property & Casualty Corp.	16,398
1,100	Inland Real Estate Corp.	9,713
1,500	Interactive Brokers Group, Inc., Class A	23,475
875	IntercontinentalExchange, Inc. †	109,121
700	International Bancshares Corp.	11,711
500	International. FCStone, Inc. †	12,105
550	Intervest Bancshares Corp., Class A †	1,683
5,700	Invesco, Ltd.	133,380
2,000	Investment Technology Group, Inc. †	28,040
800	Investors Bancorp, Inc. †	11,360
1,800	Investors Real Estate Trust	15,588
1,564	iStar Financial, Inc. †	12,684
2,475	Janus Capital Group, Inc.	23,364
1,700	Jefferies Group, Inc.	34,680
500	Jones Lang LaSalle, Inc.	47,150
48,159	JPMorgan Chase & Co.	1,971,629
600	Kearny Financial Corp.	5,466
12,173	KeyCorp	101,401
700	Kilroy Realty Corp.	27,643
4,625	Kimco Realty Corp.	86,210
800	Kite Realty Group Trust	3,984
400	Knight Capital Group, Inc., Class A †	4,408
1,500	LaSalle Hotel Properties	39,510
1,700	Legg Mason, Inc.	55,692
2,505	Leucadia National Corp.	85,421
1,626	Lexington Realty Trust	14,845
1,450	Liberty Property Trust	47,241
3,700	Lincoln National Corp.	105,413
3,300	Loews Corp.	138,897
1,372	M&T Bank Corp.	120,667

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,287	Macerich Co. (The)	$68,855
1,500	Mack-Cali Realty Corp.	49,410
1,000	Maiden Holdings, Ltd.	9,100
5,370	Marsh & McLennan Cos., Inc.	167,490
9,732	Marshall & Ilsley Corp.	77,564
244	MB Financial, Inc.	4,695
1,900	MBIA, Inc. †	16,511
967	Meadowbrook Insurance Group, Inc.	9,583
600	Medallion Financial Corp.	5,850
500	Medical Properties Trust, Inc.	5,750
9,221	MetLife, Inc.	404,525
2,600	MF Global Holdings, Ltd. †	20,124
3,000	MFA Financial, Inc.	24,120
1,500	MGIC Investment Corp. †	8,925
100	Mid-America Apartment Communities, Inc.	6,747
400	Montpelier Re Holdings, Ltd.	7,200
2,575	Moody's Corp.	98,751
15,125	Morgan Stanley	348,026
7,800	MPG Office Trust, Inc. †	22,308
1,072	MSCI, Inc., Class A †	40,393
600	Nara Bancorp, Inc. †	4,878
2,450	NASDAQ OMX Group, Inc. (The) †	61,985
400	National Interstate Corp.	9,160
2,500	National Penn Bancshares, Inc.	19,825
1,500	National Retail Properties, Inc.	36,765
1,450	Nationwide Health Properties, Inc.	60,044
500	NBT Bancorp, Inc.	11,065
4,312	New York Community Bancorp, Inc.	64,637
350	Newcastle Investment Corp.	2,023
10	North Valley Bancorp †	103
2,850	Northern Trust Corp.	130,986
156	NorthStar Realty Finance Corp.	629
875	Northwest Bancshares, Inc.	11,007
3,350	NYSE Euronext	114,805
300	Ocwen Financial Corp. †	3,828
1,500	Old National Bancorp	16,200
3,236	Old Republic International Corp.	38,023
400	Old Second Bancorp, Inc.	360
800	Omega Healthcare Investors, Inc.	16,808
600	OneBeacon Insurance Group, Ltd., Class A	8,034
432	Oriental Financial Group, Inc.	5,568
400	Oritani Financial Corp.	5,116
200	Parkway Properties, Inc.	3,412
900	PartnerRe, Ltd.	61,965
4,347	People's United Financial, Inc.	58,424
123	PHH Corp. †	2,524
1,250	Phoenix Cos., Inc. (The) †	3,075
2,100	Piedmont Office Realty Trust, Inc., Class A	42,819
1,500	Pinnacle Financial Partners, Inc. †	23,340
500	Platinum Underwriters Holdings, Ltd.	16,620
1,884	Plum Creek Timber Co., Inc.	76,377
1,725	PMI Group, Inc. (The) †	1,846
6,300	PNC Financial Services Group, Inc.	375,543
11,575	Popular, Inc. †	31,947
600	Post Properties, Inc.	24,456
200	Preferred Bank †	1,440
100	Primus Guaranty, Ltd. †	525
4,400	Principal Financial Group, Inc.	133,848
1,222	PrivateBancorp, Inc., Class A	16,864
265	ProAssurance Corp. †	18,550
7,125	Progressive Corp. (The)	152,332
4,735	ProLogis, Inc.	169,702
1,000	Protective Life Corp.	23,130
1,500	Provident Financial Services, Inc.	21,480

Shares		Value
Financials (continued)
1,050	Provident New York Bancorp	$8,778
5,850	Prudential Financial, Inc.	372,001
1,639	Public Storage	186,862
2,077	Pzena Investment Management, Inc., Class A	11,797
1,370	Radian Group, Inc.	5,795
200	RAIT Financial Trust	420
1,000	Ramco-Gershenson Properties Trust	12,380
1,200	Raymond James Financial, Inc.	38,580
1,001	Rayonier, Inc.	65,415
1,300	Realty Income Corp.	43,537
2,200	Redwood Trust, Inc.	33,264
1,025	Regency Centers Corp.	45,069
13,306	Regions Financial Corp.	82,497
850	Reinsurance Group of America, Inc., Class A	51,731
700	RenaissanceRe Holdings, Ltd.	48,965
50	Renasant Corp.	724
315	Republic Bancorp, Inc., Class A	6,268
250	Resource America, Inc., Class A	1,467
200	Resource Capital Corp.	1,264
1,700	Roma Financial Corp.	17,850
233	Sabra Healthcare REIT, Inc.	3,893
200	Saul Centers, Inc.	7,874
700	SeaBright Holdings, Inc.	6,930
750	Seacoast Banking Corp. of Florida †	1,125
2,000	SEI Investments Co.(a)	45,020
600	Selective Insurance Group, Inc.	9,762
1,650	Senior Housing Properties Trust	38,627
400	Signature Bank †	22,880
200	Simmons First National Corp., Class A	5,132
3,496	Simon Property Group, Inc.	406,340
1,000	SL Green Realty Corp.	82,870
5,500	SLM Corp.	92,455
50	Southwest Bancorp, Inc.	489
316	Sovran Self Storage, Inc.	12,956
1,500	St. Joe Co. (The) †	31,260
490	StanCorp Financial Group, Inc.	20,673
400	State Auto Financial Corp.	6,972
6,315	State Street Corp.	284,743
50	Sterling Bancorp, Class N	475
1,100	Sterling Bancshares, Inc.	8,976
300	Stewart Information Services Corp.	3,009
640	Stifel Financial Corp. †	22,950
100	Strategic Hotels & Resorts, Inc. †	708
50	Suffolk Bancorp	698
822	Sun Bancorp, Inc. †	3,000
500	Sun Communities, Inc.	18,655
2,595	Sunstone Hotel Investors, Inc. †	24,056
6,580	SunTrust Banks, Inc.	169,764
150	Superior Bancorp †	1
2,190	Susquehanna Bancshares, Inc.	17,520
450	SVB Financial Group †	26,869
10,831	Synovus Financial Corp.	22,528
3,525	T Rowe Price Group, Inc.	212,699
500	Taubman Centers, Inc.	29,600
500	Taylor Capital Group, Inc. †	4,080
1,500	TCF Financial Corp.	20,700
4,103	TD Ameritrade Holding Corp.	80,050
50	Tejon Ranch Co. †	1,705
784	Texas Capital Bancshares, Inc. †	20,251
1,250	TFS Financial Corp.	12,100
1,000	Torchmark Corp.	64,140
100	TowneBank	1,338
5,259	Travelers Cos., Inc. (The)	307,020
90	Tree.com, Inc. †	461
400	Trico Bancshares	5,840

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
1,208	Trustco Bank Corp.	$5,919
23,809	U.S. Bancorp	607,368
2,328	UDR, Inc.	57,152
760	UMB Financial Corp.	31,829
2,300	Umpqua Holdings Corp.	26,611
475	United Community Banks, Inc. †	5,014
317	United Community Financial Corp. †	403
403	United Financial Bancorp, Inc.	6,218
300	United Fire & Casualty Co.	5,211
333	United Security Bancshares †	1,036
350	Unitrin, Inc.	10,385
200	Universal Health Realty Income Trust	7,996
3,407	Unum Group	86,810
500	Urstadt Biddle Properties, Inc., Class A	9,055
937	U-Store-It Trust	9,857
300	Validus Holdings, Ltd.	9,285
1,744	Valley National Bancorp	23,736
1,775	Ventas, Inc.	93,560
565	Virginia Commerce Bancorp, Inc. †	3,339
157	Virtus Investment Partners, Inc. †	9,530
5,450	Visa, Inc., Class A	459,217
2,377	Vornado Realty Trust	221,489
15	W Holding Co., Inc. †	4
2,187	W.R. Berkley Corp.	70,946
1,400	Waddell & Reed Financial, Inc., Class A	50,890
219	Walter Investment Management Corp.	4,860
1,333	Washington Federal, Inc.	21,901
250	Washington Real Estate Investment Trust	8,130
400	Washington Trust Bancorp, Inc.	9,188
550	Waterstone Financial, Inc. †	1,237
800	Webster Financial Corp.	16,816
1,700	Weingarten Realty Investors	42,772
59,223	Wells Fargo & Co.	1,661,797
383	Westamerica Bancorporation	18,863
1,150	Western Alliance Bancorp †	8,165
200	Westfield Financial, Inc.	1,624
700	Wilshire Bancorp, Inc.	2,058
500	Wintrust Financial Corp.	16,090
10	WP Stewart & Co., Ltd. †	76
1,630	Zions Bancorporation	39,136
400	ZipRealty, Inc. †	920
		27,429,833
Health Care — 11.2%
19,200	Abbott Laboratories	1,010,304
100	Acadia Pharmaceuticals, Inc. †	163
100	Adolor Corp. †	199
4,100	Aetna, Inc.	180,769
200	Affymetrix, Inc. †	1,586
3,746	Agilent Technologies, Inc. †	191,458
300	Air Methods Corp. †	22,422
400	Akorn, Inc. †	2,800
700	Albany Molecular Research, Inc. †	3,367
1,500	Alere, Inc. †	54,930
1,800	Alexion Pharmaceuticals, Inc. †	84,654
750	Align Technology, Inc. †	17,100
3,580	Allergan, Inc.	298,035
700	Alliance HealthCare Services, Inc. †	2,660
1,600	Allos Therapeutics, Inc. †	3,424
1,500	Allscripts Healthcare Solutions, Inc. †	29,130
1,321	Alnylam Pharmaceuticals, Inc. †	12,378
100	AMAG Pharmaceuticals, Inc. †	1,880
201	Amedisys, Inc. †	5,353
1,800	American Caresource Holdings, Inc. †	2,466
500	AMERIGROUP Corp. †	35,235
3,180	AmerisourceBergen Corp., Class A	131,652
10,702	Amgen, Inc.	624,462
300	Amicus Therapeutics, Inc. †	1,782

Shares		Value
Health Care (continued)
250	AMN Healthcare Services, Inc. †	$2,080
400	Amsurg Corp., Class A †	10,452
1,250	Amylin Pharmaceuticals, Inc. †	16,700
600	Angeion Corp. †	2,784
500	Anika Therapeutics, Inc. †	3,560
300	Arena Pharmaceuticals, Inc. †	408
2,400	ARYx Therapeutics, Inc. †	56
500	AspenBio Pharma, Inc. †	325
200	Atherogenics, Inc. †	—
6,888	Baxter International, Inc.	411,145
2,575	Becton Dickinson and Co.	221,888
800	Biodel, Inc. †	1,496
2,055	Biogen Idec, Inc. †	219,721
1,000	BioMarin Pharmaceutical, Inc. †	27,210
200	Bio-Rad Laboratories, Inc., Class A †	23,872
16,439	Boston Scientific Corp. †	113,593
19,050	Bristol-Myers Squibb Co.	551,688
1,000	Brookdale Senior Living, Inc., Class A †	24,250
1,000	Bruker Corp. †	20,360
200	BSD Medical Corp. †	818
825	C.R. Bard, Inc.	90,634
700	Cadence Pharmaceuticals, Inc. †	6,440
3,100	Cambrex Corp. †	14,322
100	Capital Senior Living Corp. †	929
3,986	Cardinal Health, Inc.	181,044
2,293	CareFusion Corp. †	62,301
500	Catalyst Health Solutions, Inc. †	27,910
5,676	Celgene Corp. †	342,376
1,133	Cell Therapeutics, Inc. †	1,784
27	Celldex Therapeutics, Inc. †	96
825	Cephalon, Inc. †	65,917
500	Cepheid, Inc. †	17,320
1,600	Cerner Corp. †	97,776
1,000	Charles River Laboratories International, Inc. †	40,650
3,400	CIGNA Corp.	174,862
200	Cleveland Biolabs, Inc. †	682
37	Codexis, Inc. †	356
1,100	Community Health Systems, Inc. †	28,248
100	Computer Programs & Systems, Inc.	6,348
243	Conceptus, Inc. †	2,836
300	CONMED Corp. †	8,544
400	Cooper Cos., Inc. (The)	31,696
1,500	Cornerstone Therapeutics, Inc. †	13,440
550	Covance, Inc. †	32,654
1,516	Coventry Health Care, Inc. †	55,289
500	Cubist Pharmaceuticals, Inc. †	17,995
300	Cyberonics, Inc. †	8,385
1,477	Cynosure, Inc., Class A †	17,872
2,300	Cytori Therapeutics, Inc. †	11,017
1,075	DaVita, Inc. †	93,106
1,700	Dendreon Corp. †	67,048
2,075	DENTSPLY International, Inc.	79,016
100	Dyax Corp. †	198
1,100	Edwards Lifesciences Corp. †	95,898
11,195	Eli Lilly & Co.	420,148
1,243	Emdeon, Inc., Class A †	16,308
793	Emergent Biosolutions, Inc. †	17,882
889	Emeritus Corp. †	18,891
1,650	Endo Pharmaceuticals Holdings, Inc. †	66,281
1,100	eResearchTechnology, Inc. †	7,007
800	Exelixis, Inc. †	7,168
6,200	Express Scripts, Inc., Class A †	334,676
100	Five Star Quality Care, Inc. †	581
2,600	Forest Laboratories, Inc. †	102,284
116	Furiex Pharmaceuticals, Inc. †	2,064
200	Genomic Health, Inc. †	5,582

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
575	Gen-Probe, Inc. †	$39,761
50	Gentiva Health Services, Inc. †	1,041
1,100	Geron Corp. †	4,411
9,200	Gilead Sciences, Inc. †	380,972
1	Grifols SA ADR †	4
450	GTx, Inc. †	2,155
1,700	Halozyme Therapeutics, Inc. †	11,747
1,600	HCA Holdings, Inc. †	52,800
3,350	Health Management Associates, Inc., Class A †	36,113
1,700	Health Net, Inc. †	54,553
1,000	Healthsouth Corp. †	26,250
500	Healthspring, Inc. †	23,055
1,100	Henry Schein, Inc. †	78,749
300	Hill-Rom Holdings, Inc.	13,812
2,452	Hologic, Inc. †	49,457
1,740	Hospira, Inc. †	98,588
1,650	Human Genome Sciences, Inc. †	40,491
1,900	Humana, Inc.	153,026
200	ICU Medical, Inc. †	8,740
1,300	Idenix Pharmaceuticals, Inc. †	6,500
400	IDEXX Laboratories, Inc. †	31,024
1,388	Illumina, Inc. †	104,308
780	Immucor, Inc. †	15,928
1,300	Incyte Corp., Ltd. †	24,622
600	Infinity Pharmaceuticals, Inc. †	4,956
300	Integra LifeSciences Holdings Corp. †	14,343
450	InterMune, Inc. †	16,133
300	Intuitive Surgical, Inc. †	111,633
200	IRIS International, Inc. †	1,998
700	Isis Pharmaceuticals, Inc. †	6,412
300	Jazz Pharmaceuticals, Inc. †	10,005
31,585	Johnson & Johnson	2,101,034
300	Kendle International, Inc. †	4,524
300	Keryx Biopharmaceuticals, Inc. †	1,419
650	Kinetic Concepts, Inc. †	37,459
400	KV Pharmaceutical Co., Class A †	1,088
1,075	Laboratory Corp. of America Holdings †	104,049
200	LCA-Vision, Inc. †	956
600	LHC Group, Inc. †	13,836
2,233	Life Technologies Corp. †	116,272
565	LifePoint Hospitals, Inc. †	22,080
16	Ligand Pharmaceuticals, Inc., Class B †	191
1,050	Lincare Holdings, Inc.	30,734
400	Magellan Health Services, Inc. †	21,896
500	MAKO Surgical Corp. †	14,865
1,600	MannKind Corp. †	6,080
50	Marina Biotech, Inc. †	10
600	Masimo Corp.	17,808
200	Maxygen, Inc.	1,094
2,900	McKesson Corp.	242,585
400	MedAssets, Inc. †	5,344
4,648	Medco Health Solutions, Inc. †	262,705
600	Medicis Pharmaceutical Corp., Class A	22,902
600	Mednax, Inc. †	43,314
12,868	Medtronic, Inc.	495,804
32,755	Merck & Co., Inc.	1,155,924
100	Merge Healthcare, Inc. †	520
300	Mettler-Toledo International, Inc. †	50,601
600	Molina Healthcare, Inc. †	16,272
1,200	Momenta Pharmaceuticals, Inc. †	23,352
5,350	Mylan, Inc. †	131,985
375	Myrexis, Inc. †	1,342
1,500	Myriad Genetics, Inc. †	34,065
300	National Healthcare Corp.	14,871
950	Nektar Therapeutics †	6,906
200	Neurocrine Biosciences, Inc. †	1,610

Shares		Value
Health Care (continued)
900	Oculus Innovative Sciences, Inc. †	$1,656
1,300	Omnicare, Inc.	41,457
1,325	Onyx Pharmaceuticals, Inc. †	46,773
1,500	Optimer Pharmaceuticals, Inc. †	17,835
750	Orexigen Therapeutics, Inc. †	1,193
700	Owens & Minor, Inc.	24,143
50	Palomar Medical Technologies, Inc. †	564
500	Parexel International Corp. †	11,780
1,950	Patterson Cos., Inc.	64,135
800	PDI, Inc. †	5,672
1,100	PDL BioPharma, Inc.	6,457
1,517	PerkinElmer, Inc.	40,822
1,100	Perrigo Co.	96,657
95,404	Pfizer, Inc.	1,965,322
1,400	Pharmaceutical Product Development, Inc.	37,576
400	Pharmasset, Inc. †	44,880
381	PharMerica Corp. †	4,862
400	Pozen, Inc. †	1,680
800	Progenics Pharmaceuticals, Inc. †	5,744
200	Providence Service Corp. (The) †	2,530
500	PSS World Medical, Inc. †	14,005
200	PURE Bioscience, Inc. †	146
1,925	Quest Diagnostics, Inc.	113,767
1,000	Questcor Pharmaceuticals, Inc. †	24,100
600	Regeneron Pharmaceuticals, Inc. †	34,026
1,800	ResMed, Inc. †	55,710
1,600	Rigel Pharmaceuticals, Inc. †	14,672
418	RTI Biologics, Inc. †	1,133
500	RXi Pharmaceuticals Corp. †	490
600	Salix Pharmaceuticals, Ltd. †	23,898
300	Sangamo Biosciences, Inc. †	1,767
800	Savient Pharmaceuticals, Inc. †	5,992
1,500	Seattle Genetics, Inc. †	30,780
1,500	Sequenom, Inc. †	11,325
600	Simulations Plus, Inc. †	1,740
350	Sirona Dental Systems, Inc. †	18,585
700	Skilled Healthcare Group, Inc., Class A †	6,622
600	Solta Medical, Inc. †	1,656
100	Somaxon Pharmaceuticals, Inc. †	213
3,750	St. Jude Medical, Inc.	178,800
650	STERIS Corp.	22,737
4,070	Stryker Corp.	238,868
233	Sun Healthcare Group, Inc. †	1,869
200	Symmetry Medical, Inc. †	1,794
400	Synta Pharmaceuticals Corp. †	2,012
500	Techne Corp.	41,685
500	Teleflex, Inc.	30,530
5,626	Tenet Healthcare Corp. †	35,106
4,659	Thermo Fisher Scientific, Inc. †	299,993
600	Thoratec Corp. †	19,692
1,000	TranS1, Inc. †	4,560
50	Transcend Services, Inc. †	1,470
80	Transcept Pharmaceuticals, Inc. †	876
600	Triple-S Management Corp., Class B †	13,038
600	United American Healthcare Corp. †	90
600	United Therapeutics Corp. †	33,060
13,012	UnitedHealth Group, Inc.	671,159
500	Universal American Corp.	5,475
1,100	Universal Health Services, Inc., Class B	56,683
1,600	Varian Medical Systems, Inc. †	112,032
1,500	VCA Antech, Inc. †	31,800
2,100	Vertex Pharmaceuticals, Inc. †	109,179
800	Viropharma, Inc. †	14,800
500	Volcano Corp. †	16,145
1,200	Waters Corp. †	114,888
1,350	Watson Pharmaceuticals, Inc. †	92,786

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
4,191	WellPoint, Inc.	$330,125
2,400	Zimmer Holdings, Inc. †	151,680
200	Zoll Medical Corp. †	11,332
		18,920,189
Industrials — 11.2%
8,300	3M Co.	787,255
1,500	A123 Systems, Inc. †	7,980
300	Acacia Research-Acacia Technologies †	11,007
240	Actuant Corp., Class A	6,439
300	Acuity Brands, Inc.	16,734
1,100	Aecom Technology Corp. †	30,074
1,200	AeroCentury Corp. †	15,360
850	AGCO Corp. †	41,956
3,200	Aircastle, Ltd.	40,704
300	Alaska Air Group, Inc. †	20,538
1,000	Albany International Corp., Class A	26,390
350	Alexander & Baldwin, Inc.	16,856
250	Alliant Techsystems, Inc.	17,833
100	Amerco, Inc. †	9,615
151	Ameron International Corp.	9,918
1,575	AMETEK, Inc.	70,717
3,275	AMR Corp. †	17,685
1,500	Amrep Corp. †	13,755
500	Apogee Enterprises, Inc.	6,405
200	Armstrong World Industries, Inc.	9,112
250	Ascent Solar Technologies, Inc. †	238
200	Astec Industries, Inc. †	7,396
1,100	Avery Dennison Corp.	42,493
992	Avis Budget Group, Inc. †	16,953
300	AZZ, Inc.	13,740
1,437	Babcock & Wilcox Co. †	39,819
200	Badger Meter, Inc.	7,398
600	Barnes Group, Inc.	14,886
1,075	BE Aerospace, Inc. †	43,871
500	Blount International, Inc. †	8,735
900	BlueLinx Holdings, Inc. †	2,079
7,200	Boeing Co. (The)	532,296
445	Brady Corp., Class A	14,267
450	Brink's Co. (The)	13,424
1,100	Bucyrus International, Inc., Class A	100,826
450	Builders FirstSource, Inc. †	967
150	Building Materials Holding Corp. †	—
4	C&D Technologies, Inc. †	37
500	Carlisle Cos., Inc.	24,615
100	Casella Waste Systems, Inc., Class A †	610
6,900	Caterpillar, Inc.	734,574
1,300	CBIZ, Inc. †	9,568
400	CDI Corp.	5,316
400	Ceco Environmental Corp. †	2,696
300	Celadon Group, Inc. †	4,188
800	Cenveo, Inc. †	5,120
2,150	CH Robinson Worldwide, Inc.	169,506
2,032	Cintas Corp.	67,117
400	CLARCOR, Inc.	18,912
300	Coleman Cable, Inc. †	4,407
1,000	Colfax Corp. †	24,800
400	Columbus McKinnon Corp. †	7,184
900	Comfort Systems USA, Inc.	9,549
300	Commercial Vehicle Group, Inc. †	4,257
100	Competitive Technologies, Inc. †	164
550	Con-way, Inc.	21,345
700	Copart, Inc. †	32,620
1,800	Corrections Corp. of America †	38,970
1,750	Covanta Holding Corp.	28,857
100	Covenant Transportation Group, Inc., Class A †	775
300	Crane Co.	14,823

Shares		Value
Industrials (continued)
11,850	CSX Corp.	$310,707
2,000	Cummins, Inc.	206,980
300	Curtiss-Wright Corp.	9,711
6,636	Danaher Corp.	351,642
5,050	Deere & Co.	416,373
8,050	Delta Air Lines, Inc. †	73,818
1,500	Dolan Co. (The) †	12,705
500	Dollar Thrifty Automotive Group, Inc. †	36,870
900	Donaldson Co., Inc.	54,612
2,550	Dover Corp.	172,890
500	Dun & Bradstreet Corp.	37,770
100	DXP Enterprises, Inc. †	2,535
1,000	Dycom Industries, Inc. †	16,340
400	Dynamic Materials Corp.	8,968
1,800	Eagle Bulk Shipping, Inc. †	4,464
3,800	Eaton Corp.	195,510
1,500	EMCOR Group, Inc. †	43,965
9,200	Emerson Electric Co.	517,500
700	Empire Resources, Inc.	2,730
550	Encore Wire Corp.	13,321
1,300	Ener1, Inc. †	1,430
500	Energy Recovery, Inc. †	1,635
2,500	EnergySolutions, Inc.	12,350
300	EnerNOC, Inc. †	4,722
50	Ennis, Inc.	870
711	EnPro Industries, Inc. †	34,178
1,375	Equifax, Inc.	47,740
200	ESCO Technologies, Inc.	7,360
1,500	Excel Maritime Carriers, Ltd., Class A †	4,650
2,825	Expeditors International of Washington, Inc.	144,612
3,000	Fastenal Co.	107,970
1,000	Federal Signal Corp.	6,560
3,182	FedEx Corp.	301,812
200	Flanders Corp. †	660
700	Flowserve Corp.	76,923
2,000	Fluor Corp.	129,320
300	Franklin Electric Co., Inc.	14,085
500	FreightCar America, Inc. †	12,670
100	Frozen Food Express Industries †	357
600	FTI Consulting, Inc. †	22,764
700	Fuel Tech, Inc. †	4,641
500	FuelCell Energy, Inc. †	655
300	Furmanite Corp. †	2,382
750	Gardner Denver, Inc.	63,037
200	GATX Corp.	7,424
1,500	GenCorp, Inc. †	9,630
625	General Cable Corp. †	26,613
3,840	General Dynamics Corp.	286,157
129,246	General Electric Co.	2,437,580
1,625	Goodrich Corp.	155,187
406	Gorman-Rupp Co. (The)	13,374
487	Graco, Inc.	24,671
1,350	GrafTech International, Ltd. †	27,365
400	Granite Construction, Inc.	9,812
1,500	Great Lakes Dredge & Dock Corp.	8,370
550	Greenbrier Cos., Inc. †	10,868
350	Griffon Corp. †	3,528
850	Hardinge, Inc.	9,274
1,200	Harsco Corp.	39,120
1,500	Hawaiian Holdings, Inc. †	8,550
200	Heidrick & Struggles International, Inc.	4,528
600	Herman Miller, Inc.	16,332
1,150	Hertz Global Holdings, Inc. †	18,262
550	Hexcel Corp. †	12,040
300	Hill International, Inc. †	1,728
400	HNI Corp.	10,048

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
600	Hoku Corp. †	$978
8,825	Honeywell International, Inc.	525,882
1,050	Horizon Lines, Inc., Class A	1,271
300	Hubbell, Inc., Class B	19,485
525	Huntington Ingalls Industries, Inc. †	18,112
400	Hurco Cos., Inc. †	12,884
200	Huron Consulting Group, Inc. †	6,042
975	IDEX Corp.	44,704
450	IHS, Inc., Class A †	37,539
5,966	Illinois Tool Works, Inc.	337,019
875	Industrial Services of America, Inc. †	9,214
2,500	Innerworkings, Inc. †	20,850
500	Innovaro, Inc. †	1,055
100	Innovative Solutions & Support, Inc. †	547
36	Insperity, Inc.	1,066
500	Integrated Electrical Services, Inc. †	1,570
300	Interface, Inc., Class A	5,811
500	Interline Brands, Inc. †	9,185
1,200	International Shipholding Corp.	25,536
400	Intersections, Inc.	7,280
2,650	Iron Mountain, Inc.	90,338
2,200	ITT Corp.	129,646
2,000	Jacobs Engineering Group, Inc. †	86,500
1,075	JB Hunt Transport Services, Inc.	50,622
2,525	JetBlue Airways Corp. †	15,403
251	John Bean Technologies Corp.	4,849
1,075	Joy Global, Inc.	102,383
200	Kadant, Inc. †	6,302
1,323	Kansas City Southern †	78,494
1,550	KBR, Inc.	58,419
400	Kelly Services, Inc., Class A †	6,600
500	Kennametal, Inc.	21,105
150	Kforce, Inc. †	1,962
700	Kimball International, Inc., Class B	4,501
600	Kirby Corp. †	34,002
387	Knight Transportation, Inc.	6,575
500	Knoll, Inc.	10,035
10	Kratos Defense & Security Solutions, Inc. †	122
1,375	L-3 Communications Holdings, Inc., Class 3	120,244
600	Landstar System, Inc.	27,888
600	Layne Christensen Co. †	18,204
100	LECG Corp. †	3
657	Lennox International, Inc.	28,297
1,000	Lincoln Electric Holdings, Inc.	35,850
200	Lindsay Corp.	13,760
100	LMI Aerospace, Inc. †	2,443
3,150	Lockheed Martin Corp.	255,055
700	LSI Industries, Inc.	5,558
400	M&F Worldwide Corp. †	10,336
1,600	Manitowoc Co., Inc. (The)	26,944
1,002	Manpower, Inc.	53,757
100	Marten Transport, Ltd.	2,160
4,250	Masco Corp.	51,128
550	Meritor, Inc. †	8,822
3,150	Metalico, Inc. †	18,585
300	Mfri, Inc. †	2,397
200	Michael Baker Corp. †	4,224
1,081	Mobile Mini, Inc. †	22,906
300	MSC Industrial Direct Co., Class A	19,893
1,900	Mueller Water Products, Inc., Class A	7,562
200	NACCO Industries, Inc., Class A	19,364
1,500	Navigant Consulting, Inc. †	15,735
700	Navistar International Corp. †	39,522
500	NCI Building Systems, Inc. †	5,695
600	Nordson Corp.	32,910

Shares		Value
Industrials (continued)
4,000	Norfolk Southern Corp.	$299,720
3,150	Northrop Grumman Corp.	218,452
100	On Assignment, Inc. †	983
500	Orion Energy Systems, Inc. †	1,965
1,000	Oshkosh Corp. †	28,940
1,250	Owens Corning †	46,687
4,755	PACCAR, Inc.	242,933
3,000	Pacer International, Inc. †	14,160
1,250	Pall Corp.	70,287
1,993	Parker Hannifin Corp.	178,852
1,300	Pentair, Inc.	52,468
600	Pike Electric Corp. †	5,304
2,125	Pitney Bowes, Inc.	48,854
300	Polypore International, Inc. †	20,352
250	PowerSecure International, Inc. †	1,805
1,700	Precision Castparts Corp.	279,905
1,000	Quanex Building Products Corp.	16,390
2,450	Quanta Services, Inc. †	49,490
300	Raven Industries, Inc.	16,713
4,500	Raytheon Co.	224,325
400	Regal-Beloit Corp.	26,708
1,500	Republic Airways Holdings, Inc. †	8,190
3,818	Republic Services, Inc., Class A	117,785
200	Resources Connection, Inc.	2,408
447	Robbins & Myers, Inc.	23,624
1,700	Robert Half International, Inc.	45,951
1,800	Rockwell Automation, Inc.	156,168
1,825	Rockwell Collins, Inc.	112,584
1,050	Rollins, Inc.	21,399
1,350	Roper Industries, Inc.	112,455
2,850	RR Donnelley & Sons Co.	55,889
1,200	RSC Holdings, Inc. †	14,352
75	Rush Enterprises, Inc., Class A †	1,427
400	Ryder System, Inc.	22,740
150	Saia, Inc. †	2,542
400	School Specialty, Inc. †	5,756
500	SFN Group, Inc. †	4,545
1,200	Shaw Group, Inc. (The) †	36,252
300	SIFCO Industries, Inc.	4,905
50	Simpson Manufacturing Co., Inc.	1,494
2,100	Skywest, Inc.	31,626
600	Snap-On, Inc.	37,488
8,799	Southwest Airlines Co.	100,485
1,000	Spirit Aerosystems Holdings, Inc., Class A †	22,000
584	SPX Corp.	48,273
1,350	Standard Register Co. (The)	4,253
50	Standex International Corp.	1,533
1,000	Steelcase, Inc., Class A	11,390
1,075	Stericycle, Inc. †	95,804
500	Sun Hydraulics Corp.	23,900
102	SYKES Enterprises, Inc. †	2,196
100	Sypris Solutions, Inc. †	412
500	TAL International Group, Inc.	17,265
200	Taser International, Inc. †	910
500	Team, Inc. †	12,065
500	Tecumseh Products Co., Class A †	5,100
250	Tennant Co.	9,983
1,300	Terex Corp. †	36,985
743	Tetra Tech, Inc. †	16,717
700	Textainer Group Holdings, Ltd.	21,518
3,200	Textron, Inc.	75,552
600	Thomas & Betts Corp. †	32,310
800	Timken Co.	40,320
312	Titan International, Inc.	7,569
300	Toro Co. (The)	18,150
1,000	Towers Watson & Co., Class A	65,710

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
600	TransDigm Group, Inc. †	$54,714
100	TRC Cos., Inc. †	625
1,071	Tredegar Corp.	19,653
300	Trex Co., Inc. †	7,344
100	Trimas Corp. †	2,475
900	Trinity Industries, Inc.	31,392
800	TrueBlue, Inc. †	11,584
500	Tutor Perini Corp.	9,590
400	Twin Disc, Inc.	15,452
200	Ultralife Corp. †	938
200	Unifirst Corp.	11,238
5,350	Union Pacific Corp.	558,540
2,805	United Continental Holdings, Inc. †	63,477
9,000	United Parcel Service, Inc., Class B	656,370
100	United Rentals, Inc. †	2,540
9,744	United Technologies Corp.	862,441
850	URS Corp. †	38,029
1,500	US Airways Group, Inc. †	13,365
500	US Ecology, Inc.	8,550
200	US Home Systems, Inc.	1,004
900	USG Corp. †	12,906
900	UTi Worldwide, Inc.	17,721
3,400	Valence Technology, Inc. †	4,012
1,500	Verisk Analytics, Inc., Class A †	51,930
400	Viad Corp.	8,916
300	Vicor Corp.	4,851
750	Volt Information Sciences, Inc. †	7,350
50	Wabash National Corp. †	469
591	WABCO Holdings, Inc. †	40,814
300	Wabtec Corp.	19,716
1,462	Waste Connections, Inc.	46,389
5,050	Waste Management, Inc.	188,214
300	Watts Water Technologies, Inc., Class A	10,623
250	Werner Enterprises, Inc.	6,263
600	WESCO International, Inc. †	32,454
1,500	Woodward Governor Co.	52,290
800	WW Grainger, Inc.	122,920
		18,874,548
Information Technology — 17.3%
546	Accelrys, Inc. †	3,882
600	Acme Packet, Inc. †	42,078
6,638	Activision Blizzard, Inc.	77,532
800	Acxiom Corp. †	10,488
600	ADDvantage Technologies Group, Inc. †	1,554
5,684	Adobe Systems, Inc. †	178,762
2,700	ADPT Corp. †	8,181
600	ADTRAN, Inc.	23,226
500	Advanced Analogic Technologies, Inc. †	3,028
700	Advanced Energy Industries, Inc. †	10,353
9,750	Advanced Micro Devices, Inc. †	68,153
500	Aehr Test Systems †	678
500	Agilysys, Inc. †	4,170
2,559	Akamai Technologies, Inc. †	80,532
650	Alliance Data Systems Corp. †	61,146
2,950	Altera Corp.	136,733
1,050	Amkor Technology, Inc. †	6,478
2,025	Amphenol Corp., Class A	109,330
300	Anadigics, Inc. †	963
3,350	Analog Devices, Inc.	131,119
200	Anaren, Inc. †	4,250
922	ANSYS, Inc. †	50,406
1,441	AOL, Inc. †	28,618
10,500	Apple, Inc. †	3,524,535
15,383	Applied Materials, Inc.	200,133
1,500	Applied Micro Circuits Corp. †	13,290
1,000	Ariba, Inc. †	34,470
2,854	Arris Group, Inc. †	33,135
Shares		Value
Information Technology (continued)
1,350	Arrow Electronics, Inc. †	$56,025
1,500	Aruba Networks, Inc. †	44,325
700	Aspen Technology, Inc. †	12,026
100	Astea International, Inc. †	526
5,250	Atmel Corp. †	73,867
486	ATMI, Inc. †	9,929
3,200	Autodesk, Inc. †	123,520
6,125	Automatic Data Processing, Inc.	322,665
1,778	Aviat Networks, Inc. †	7,005
1,825	Avnet, Inc. †	58,181
289	Axcelis Technologies, Inc. †	474
22	BearingPoint, Inc. †	—
300	Bel Fuse, Inc., Class B	6,507
150	Benchmark Electronics, Inc. †	2,475
150	BigBand Networks, Inc. †	326
600	Bitstream, Inc., Class A †	3,144
298	Black Box Corp.	9,318
300	Blackbaud, Inc.	8,316
1,942	BMC Software, Inc. †	106,227
2,600	Brightpoint, Inc. †	21,086
5,965	Broadcom Corp., Class A	200,663
1,250	Broadridge Financial Solutions, Inc.	30,087
7,350	Brocade Communications Systems, Inc. †	47,481
106	Brooks Automation, Inc. †	1,151
100	BTU International, Inc. †	704
5,322	CA, Inc.	121,554
100	Cabot Microelectronics Corp. †	4,647
4,402	Cadence Design Systems, Inc. †	46,485
175	Calix, Inc. †	3,644
200	Callidus Software, Inc. †	1,170
200	Cascade Microtech, Inc. †	1,142
900	Ciber, Inc. †	4,995
997	Ciena Corp. †	18,325
200	Cinedigm Digital Cinema Corp., Class A †	338
400	Cirrus Logic, Inc. †	6,360
67,423	Cisco Systems, Inc.	1,052,473
2,125	Citrix Systems, Inc. †	170,000
500	Cognex Corp.	17,715
3,625	Cognizant Technology Solutions Corp., Class A †	265,857
400	Coherent, Inc. †	22,108
1,880	Computer Sciences Corp.	71,365
4,025	Compuware Corp. †	39,284
400	comScore, Inc. †	10,360
100	Comtech Telecommunications Corp.	2,804
400	Constant Contact, Inc. †	10,152
1,300	Convergys Corp. †	17,732
1,827	CoreLogic, Inc. †	30,529
15,969	Corning, Inc.	289,837
100	Cray, Inc. †	640
900	Cree, Inc. †	30,231
200	Crexendo, Inc.	990
1,128	CSG Systems International, Inc. †	20,845
100	CTS Corp.	967
1,625	Cypress Semiconductor Corp.	34,352
800	Daktronics, Inc.	8,632
600	Datalink Corp. †	4,170
500	DealerTrack Holdings, Inc. †	11,475
18,000	Dell, Inc. †	300,060
403	Deltek, Inc. †	3,018
388	Dice Holdings, Inc. †	5,246
850	Diebold, Inc.	26,358
400	Digital Ally, Inc. †	464
700	Digital River, Inc. †	22,512
300	Diodes, Inc. †	7,830
300	Ditech Networks, Inc. †	354
200	Document Security Systems, Inc. †	628

Shares		Value
Information Technology (continued)
500	Dolby Laboratories, Inc., Class A †	$21,230
400	DST Systems, Inc.	21,120
1,421	Earthlink, Inc.	10,935
12,650	eBay, Inc. †	408,215
331	Ebix, Inc. †	6,306
150	Echelon Corp. †	1,363
100	Electro Scientific Industries, Inc. †	1,930
3,600	Electronic Arts, Inc. †	84,960
729	Electronics for Imaging, Inc. †	12,553
22,779	EMC Corp. †	627,561
500	Emcore Corp. †	1,370
300	EMS Technologies, Inc. †	9,891
1,000	Emulex Corp. †	8,600
836	Entegris, Inc. †	8,460
16	Entorian Technologies, Inc. †	59
1,500	EPIQ Systems, Inc.	21,330
400	Equinix, Inc. †	40,408
38	Evergreen Solar, Inc. †	22
500	Exar Corp. †	3,165
200	Extreme Networks †	648
900	F5 Networks, Inc. †	99,225
550	Factset Research Systems, Inc.	56,276
1,250	Fairchild Semiconductor International, Inc., Class A †	20,887
900	FalconStor Software, Inc. †	4,032
200	FARO Technologies, Inc. †	8,760
2,610	Fidelity National Information Services, Inc.	80,362
1,200	Finisar Corp. †	21,636
700	First Solar, Inc. †	92,589
1,628	Fiserv, Inc. †	101,962
1,500	FLIR Systems, Inc.	50,565
350	Formfactor, Inc. †	3,171
255	Forrester Research, Inc.	8,405
1,100	Gartner, Inc. †	44,319
1,000	Genpact, Ltd. †	17,240
103	GigOptix, Inc. †	207
1,850	Global Cash Access Holdings, Inc. †	5,883
1,050	Global Payments, Inc.	53,550
200	Globecomm Systems, Inc. †	3,112
400	Glu Mobile, Inc. †	2,108
2,950	Google, Inc., Class A †	1,493,821
1,100	GT Solar International, Inc. †	17,820
200	Guidance Software, Inc. †	1,630
800	Harmonic, Inc. †	5,784
1,225	Harris Corp.	55,199
25,577	Hewlett-Packard Co.	931,003
200	Hittite Microwave Corp. †	12,382
1,100	Hutchinson Technology, Inc. †	2,497
500	Hypercom Corp. †	4,915
1,000	IAC/InterActive Corp. †	38,170
100	ID Systems, Inc. †	465
1,399	Idearc, Inc. †	—
100	iGO, Inc. †	163
50	Ikanos Communications, Inc. †	61
600	Infinera Corp. †	4,146
1,075	Informatica Corp. †	62,812
100	Infosonics Corp. †	72
250	Infospace, Inc. †	2,280
2,100	Ingram Micro, Inc., Class A †	38,094
1,500	Insight Enterprises, Inc. †	26,565
3,560	Integrated Device Technology, Inc. †	27,982
400	Integrated Silicon Solution, Inc. †	3,868
64,066	Intel Corp.	1,419,703
350	Interactive Intelligence, Inc. †	12,268
600	InterDigital, Inc.	24,510
200	Intermec, Inc. †	2,208

Shares		Value
Information Technology (continued)
371	Internap Network Services Corp. †	$2,727
14,070	International Business Machines Corp.	2,413,708
350	International Rectifier Corp. †	9,789
82	Internet Media Services, Inc. †	6
600	Interphase Corp. †	3,108
2,850	Intersil Corp., Class A	36,622
3,225	Intuit, Inc. †	167,248
300	INX, Inc. †	2,118
381	IPG Photonics Corp. †	27,702
500	Itron, Inc. †	24,080
1,200	Ixia †	15,360
800	IXYS Corp. †	11,984
450	j2 Global Communications, Inc. †	12,703
2,400	Jabil Circuit, Inc.	48,480
1,000	Jack Henry & Associates, Inc.	30,010
550	JDA Software Group, Inc. †	16,990
3,203	JDS Uniphase Corp. †	53,362
5,165	Juniper Networks, Inc. †	162,698
233	Kemet Corp. †	3,330
600	KEY Tronic Corp. †	2,730
100	Keynote Systems, Inc.	2,163
1,625	KLA-Tencor Corp.	65,780
400	Kulicke & Soffa Industries, Inc. †	4,456
1,573	L-1 Identity Solutions, Inc., Class 1 †	18,483
1,225	Lam Research Corp. †	54,243
200	Lattice Semiconductor Corp. †	1,304
1,250	Lawson Software, Inc. †	14,025
100	LeCroy Corp. †	1,204
1,500	Lender Processing Services, Inc.	31,365
375	Lexmark International, Inc., Class A †	10,973
2,100	Limelight Networks, Inc. †	9,576
1,725	Linear Technology Corp.	56,960
200	Littelfuse, Inc.	11,744
10	LiveWire Mobile, Inc.	22
193	Local.com Corp. †	645
200	LoJack Corp. †	872
700	LoopNet, Inc. †	12,866
300	Loral Space & Communications, Inc. †	20,841
100	LRAD Corp. †	275
8,510	LSI Corp. †	60,591
50	Magma Design Automation, Inc. †	400
600	MakeMusic, Inc. †	2,988
200	Marchex, Inc., Class B	1,776
700	Market Leader, Inc. †	1,519
6,750	Marvell Technology Group, Ltd. †	99,664
1,425	Mastercard, Inc., Class A	429,409
400	Mattson Technology, Inc. †	760
2,900	Maxim Integrated Products, Inc.	74,124
200	Measurement Specialties, Inc. †	7,140
3,575	MEMC Electronic Materials, Inc. †	30,495
1,200	Mentor Graphics Corp. †	15,372
100	Mercury Computer Systems, Inc. †	1,868
400	Methode Electronics, Inc.	4,644
600	Micrel, Inc.	6,348
1,537	Microchip Technology, Inc.	58,268
10,552	Micron Technology, Inc. †	78,929
1,400	Micronetics, Inc. †	7,042
1,500	MICROS Systems, Inc. †	74,565
650	Microsemi Corp. †	13,325
95,140	Microsoft Corp.	2,473,640
200	MIPS Technologies, Inc., Class A †	1,382
600	MKS Instruments, Inc.	15,852
1,175	Molex, Inc.	30,280
300	MoneyGram International, Inc. †	996
500	Monolithic Power Systems, Inc. †	7,710
1,550	Monster Worldwide, Inc. †	22,723
100	MoSys, Inc. †	575

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
3,395	Motorola Mobility Holdings, Inc. †	$74,826
3,880	Motorola Solutions, Inc.	178,635
4	Move, Inc. †	9
328	Multi-Fineline Electronix, Inc. †	7,088
200	Nanometrics, Inc. †	3,798
900	NAPCO Security Technologies, Inc. †	2,673
1,012	National Instruments Corp.	30,046
2,425	National Semiconductor Corp.	59,679
1,925	NCR Corp. †	36,363
3,450	NetApp, Inc. †	182,091
500	Netlist, Inc. †	1,030
800	Netlogic Microsystems, Inc. †	32,336
400	Netscout Systems, Inc. †	8,356
600	NetSuite, Inc. †	23,520
100	Network Equipment Technologies, Inc. †	220
750	NeuStar, Inc., Class A †	19,650
200	Newport Corp. †	3,634
1,000	NIC, Inc.	13,460
50	Novatel Wireless, Inc. †	274
1,500	Novellus Systems, Inc. †	54,210
2,050	Nuance Communications, Inc. †	44,013
100	NVE Corp. †	5,845
6,825	NVIDIA Corp. †	108,756
500	Omnivision Technologies, Inc. †	17,405
5,105	ON Semiconductor Corp. †	53,449
100	Online Resources Corp. †	326
311	Openwave Systems, Inc. †	712
100	Opnet Technologies, Inc.	4,094
50	Opnext, Inc. †	114
47,730	Oracle Corp.	1,570,794
200	OSI Systems, Inc. †	8,600
33	Overland Storage, Inc. †	92
100	PAR Technology Corp. †	382
1,240	Parametric Technology Corp. †	28,433
600	Park Electrochemical Corp.	16,770
200	Parkervision, Inc. †	114
3,650	Paychex, Inc.	112,128
400	PC Mall, Inc. †	3,112
300	Pegasystems, Inc.	13,965
100	Pericom Semiconductor Corp. †	894
8	Pfsweb, Inc. †	37
33	Pixelworks, Inc. †	81
100	Planar Systems, Inc. †	286
350	Plantronics, Inc.	12,785
974	Plexus Corp. †	33,905
100	PLX Technology, Inc. †	347
4,225	PMC - Sierra, Inc. †	31,983
950	Polycom, Inc. †	61,085
300	Power Integrations, Inc.	11,529
200	Power-One, Inc. †	1,620
380	Powerwave Technologies, Inc. †	1,121
220	PRGX Global, Inc. †	1,573
160	QAD, Inc., Class A †	1,635
40	QAD, Inc., Class B †	372
1,650	QLogic Corp. †	26,268
20,425	QUALCOMM, Inc.	1,159,936
1,500	Quest Software, Inc. †	34,095
900	Rackspace Hosting, Inc. †	38,466
100	Radiant Systems, Inc. †	2,090
1,000	Rambus, Inc. †	14,680
2,726	RealNetworks, Inc. †	9,268
1,490	Red Hat, Inc. †	68,391
600	Relm Wireless Corp. †	834
600	Renaissance Learning, Inc.	7,524
5,627	RF Micro Devices, Inc. †	34,437
200	RightNow Technologies, Inc. †	6,480
1,400	Riverbed Technology, Inc. †	55,426

Shares		Value
Information Technology (continued)
300	Rosetta Stone, Inc. †	$4,842
1,020	Rovi Corp. †	58,507
340	Rudolph Technologies, Inc. †	3,641
900	S1 Corp. †	6,732
5,925	SAIC, Inc. †	99,658
1,100	Salesforce.com, Inc. †	163,878
2,325	SanDisk Corp. †	96,488
1,833	Sanmina-SCI Corp. †	18,935
1,650	Sapient Corp. †	24,800
1,000	SAVVIS, Inc. †	39,530
300	Scansource, Inc. †	11,244
500	Semtech Corp. †	13,670
300	ShoreTel, Inc. †	3,060
100	Silicon Image, Inc. †	646
500	Silicon Laboratories, Inc. †	20,630
1,707	Skyworks Solutions, Inc. †	39,227
200	SMART Modular Technologies WWH, Inc. †	1,832
300	Smith Micro Software, Inc. †	1,263
1,500	SolarWinds, Inc. †	39,210
800	Solera Holdings, Inc.	47,328
4,725	Sonus Networks, Inc. †	15,309
300	Sourcefire, Inc. †	8,916
900	Spire Corp. †	2,205
200	STEC, Inc. †	3,402
600	SuccessFactors, Inc. †	17,640
1,000	SunPower Corp., Class A †	19,330
430	Sycamore Networks, Inc.	9,563
8,383	Symantec Corp. †	165,313
100	Symmetricom, Inc. †	583
300	SYNNEX Corp. †	9,510
1,417	Synopsys, Inc. †	36,431
300	Syntel, Inc.	17,736
550	Take-Two Interactive Software, Inc. †	8,404
900	Tech Data Corp. †	44,001
800	TechTarget, Inc. †	6,056
1,500	Tekelec †	13,695
5,404	Tellabs, Inc.	24,912
2,200	Teradata Corp. †	132,440
1,825	Teradyne, Inc. †	27,010
1,000	Tessco Technologies, Inc.	11,120
400	Tessera Technologies, Inc. †	6,856
13,272	Texas Instruments, Inc.	435,720
1,000	THQ, Inc. †	3,620
1,825	TIBCO Software, Inc. †	52,962
800	TiVo, Inc. †	8,232
200	TNS, Inc. †	3,320
1,937	Total System Services, Inc.	35,989
100	Travelzoo, Inc. †	6,464
150	Trident Microsystems, Inc. †	104
1,267	Trimble Navigation, Ltd. †	50,224
500	Trio-Tech International †	1,645
3,300	TriQuint Semiconductor, Inc. †	33,627
200	TTM Technologies, Inc. †	3,204
500	Tyler Technologies, Inc. †	13,390
400	Ultimate Software Group, Inc. †	21,772
427	Unisys Corp. †	10,974
800	United Online, Inc.	4,824
700	Universal Display Corp. †	24,563
200	UTStarcom Holdings Corp. †	312
2,505	ValueClick, Inc. †	41,583
850	Varian Semiconductor Equipment Associates, Inc. †	52,224
450	VASCO Data Security International, Inc. †	5,603
900	VeriFone Systems, Inc. †	39,915
1,416	VeriSign, Inc.	47,379

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
55	Viasystems Group, Inc. †	$1,237
425	Vicon Industries, Inc. †	1,657
1,000	Virtusa Corp. †	18,950
1,806	Vishay Intertechnology, Inc. †	27,162
129	Vishay Precision Group, Inc. †	2,178
800	VMware, Inc., Class A †	80,184
300	Volterra Semiconductor Corp. †	7,398
200	Web.com Group, Inc. †	2,464
958	WebMD Health Corp., Class A †	43,666
300	WebMediaBrands, Inc. †	402
3,025	Western Digital Corp. †	110,050
7,854	Western Union Co. (The)	157,316
200	Wireless Ronin Technologies, Inc. †	230
100	WPCS International, Inc. †	298
15,678	Xerox Corp.	163,208
3,175	Xilinx, Inc.	115,792
800	XO Group, Inc. †	7,960
900	X-Rite, Inc. †	4,473
13,700	Yahoo!, Inc. †	206,048
825	Zebra Technologies Corp., Class A †	34,790
1,000	Zygo Corp. †	13,220
		29,228,705
Materials — 4.4%
81	A Schulman, Inc.	2,040
2,500	Air Products & Chemicals, Inc.	238,950
1,020	Airgas, Inc.	71,441
875	AK Steel Holding Corp.	13,790
1,000	Albemarle Corp.	69,200
13,398	Alcoa, Inc.	212,492
1,050	Allegheny Technologies, Inc.	66,644
900	Allied Nevada Gold Corp. †	31,833
500	AM Castle & Co. †	8,305
400	American Vanguard Corp.	5,188
850	Aptargroup, Inc.	44,489
50	Arch Chemicals, Inc.	1,722
1,017	Ashland, Inc.	65,719
348	Balchem Corp.	15,235
2,000	Ball Corp.	76,920
1,350	Bemis Co., Inc.	45,603
300	Buckeye Technologies, Inc.	8,094
700	Cabot Corp.	27,909
500	Carpenter Technology Corp.	28,840
1,000	Celanese Corp., Ser A, Class A	53,310
600	Century Aluminum Co. †	9,390
900	CF Industries Holdings, Inc.	127,503
4	Chemtura Corp. †	73
1,700	Cliffs Natural Resources, Inc.	157,165
1,110	Coeur d'Alene Mines Corp. †	26,929
1,300	Commercial Metals Co.	18,655
400	Compass Minerals International, Inc.	34,428
1,800	Core Molding Technologies, Inc. †	16,146
2,000	Crown Holdings, Inc. †	77,640
600	Cytec Industries, Inc.	34,314
400	Domtar Corp.	37,888
13,061	Dow Chemical Co. (The)	470,196
700	Eastman Chemical Co.	71,449
2,800	Ecolab, Inc.	157,864
11,350	EI du Pont de Nemours & Co.	613,468
1,000	Ferro Corp. †	13,440
3,300	Flotek Industries, Inc. †	28,116
800	FMC Corp.	68,816
11,202	Freeport-McMoRan Copper & Gold, Inc.	592,586
1,000	Friedman Industries	10,710
1,500	Globe Specialty Metals, Inc.	33,630
2,900	Graphic Packaging Holding Co. †	15,776
2,000	Headwaters, Inc. †	6,260
3,400	Hecla Mining Co. †	26,146

Shares		Value
Materials (continued)
300	Horsehead Holding Corp. †	$3,996
2,150	Huntsman Corp.	40,527
1,000	International Flavors & Fragrances, Inc.	64,240
5,542	International Paper Co.	165,262
400	Intrepid Potash, Inc. †	13,000
1,000	Kronos Worldwide, Inc.	31,450
1,100	Louisiana-Pacific Corp. †	8,954
800	Lubrizol Corp.	107,416
400	Martin Marietta Materials, Inc.	31,988
1,376	MeadWestvaco Corp.	45,835
800	Molycorp, Inc. †	48,848
6,430	Monsanto Co.	466,432
2,200	Mosaic Co.	149,006
200	Myers Industries, Inc.	2,056
2,200	Nalco Holding Co.	61,182
100	NewMarket Corp.	17,071
5,650	Newmont Mining Corp.	304,931
100	NL Industries, Inc.	1,836
3,670	Nucor Corp.	151,277
770	Olin Corp.	17,448
2,475	Owens-Illinois, Inc. †	63,880
550	Packaging Corp. of America	15,394
1,000	PolyOne Corp.	15,470
2,100	PPG Industries, Inc.	190,659
3,600	Praxair, Inc.	390,204
1,000	Reliance Steel & Aluminum Co.	49,650
400	Rock-Tenn Co., Class A	26,536
600	Rockwood Holdings, Inc. †	33,174
600	Royal Gold, Inc.	35,142
1,300	RPM International, Inc.	29,926
700	Scotts Miracle-Gro Co. (The), Class A	35,917
1,300	Sealed Air Corp.	30,927
100	Senomyx, Inc. †	514
1,200	Sherwin-Williams Co. (The)	100,644
1,200	Sigma-Aldrich Corp.	88,056
700	Silgan Holdings, Inc.	28,679
800	Solutia, Inc. †	18,280
775	Sonoco Products Co.	27,544
2,100	Southern Copper Corp.	69,027
500	Spartech Corp. †	3,045
2,800	Steel Dynamics, Inc.	45,500
600	Stillwater Mining Co. †	13,206
1,925	Temple-Inland, Inc.	57,249
192	Texas Industries, Inc.	7,993
1,273	Titanium Metals Corp.	23,321
500	UFP Technologies, Inc. †	9,460
50	United States Lime & Minerals, Inc. †	2,051
1,900	United States Steel Corp.	87,476
1,000	US Energy Corp. †	4,270
1,200	US Gold Corp. †	7,236
500	Valhi, Inc.	24,835
1,300	Valspar Corp.	46,878
1,000	Verso Paper Corp. †	2,680
3,200	Vista Gold Corp. †	9,056
944	Vulcan Materials Co.	36,372
700	Walter Energy, Inc.	81,060
1,300	Wausau Paper Corp.	8,762
400	Westlake Chemical Corp.	20,760
5,508	Weyerhaeuser Co.	120,405
400	WR Grace & Co. †	18,252
50	Zep, Inc.	945
		7,349,502
Telecommunication Services — 2.9%
600	Alaska Communications Systems Group, Inc.	5,322
4,575	American Tower Corp., Class A †	239,410
71,024	AT&T, Inc.	2,230,864

Wilshire Mutual Funds, Inc.
Wilshire 5000 IndexSM Fund	June 30, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Telecommunication Services (continued)
200	Atlantic Telegraph-Network, Inc.	$7,672
6,063	CenturyLink, Inc.	245,127
1,425	Cincinnati Bell, Inc. †	4,731
1,600	Clearwire Corp., Class A †	6,048
200	Cogent Communications Group, Inc. †	3,402
3,500	Crown Castle International Corp. †	142,765
10	FiberTower Corp. †	12
14,886	Frontier Communications Corp.	120,130
600	General Communication, Inc., Class A †	7,242
555	Global Crossing, Ltd. †	21,301
7,400	Globalstar, Inc. †	9,102
16	IDT Corp., Class B	432
1,500	Leap Wireless International, Inc. †	24,345
11,736	Level 3 Communications, Inc. †	28,636
2,700	MetroPCS Communications, Inc. †	46,467
1,500	Neutral Tandem, Inc. †	26,130
1,825	NII Holdings, Inc. †	77,343
2,600	PAETEC Holding Corp. †	12,454
1,200	SBA Communications Corp., Class A †	45,828
27,071	Sprint Nextel Corp. †	145,913
200	SureWest Communications	3,344
998	Telephone & Data Systems, Inc.	31,018
400	TerreStar Corp. †	6
975	tw telecom, Inc., Class A †	20,017
400	USA Mobility, Inc.	6,104
34,559	Verizon Communications, Inc.	1,286,631
600	Vonage Holdings Corp. †	2,646
6,895	Windstream Corp.	89,359
		4,889,801
Utilities — 3.5%
7,860	AES Corp. (The) †	100,136
1,100	AGL Resources, Inc.	44,781
1,500	Alliant Energy Corp.	60,990
3,100	Ameren Corp.	89,404
5,780	American Electric Power Co., Inc.	217,790
1,500	American Water Works Co., Inc.	44,175
2,721	Aqua America, Inc.	59,808
1,100	Atmos Energy Corp.	36,575
6,000	Calpine Corp. †	96,780
4,600	CenterPoint Energy, Inc.	89,010
100	Central Vermont Public Service Corp.	3,615
400	Cleco Corp.	13,940
3,350	CMS Energy Corp.	65,961
3,750	Consolidated Edison, Inc.	199,650
1,900	Constellation Energy Group, Inc.	72,124
7,040	Dominion Resources, Inc.	339,821
1,500	DPL, Inc.	45,240
2,000	DTE Energy Co.	100,040
16,382	Duke Energy Corp.	308,473
1,448	Dynegy, Inc., Class A †	8,963
3,050	Edison International	118,187
890	Energen Corp.	50,285
2,050	Entergy Corp.	139,974
7,524	Exelon Corp.	322,328
4,580	FirstEnergy Corp.	202,207
6,479	GenOn Energy, Inc. †	25,009
1,305	Great Plains Energy, Inc.	27,053
750	Hawaiian Electric Industries, Inc.	18,045
600	IDACORP, Inc.	23,700
700	Integrys Energy Group, Inc.	36,288
600	ITC Holdings Corp.	43,062
2,125	MDU Resources Group, Inc.	47,812
950	National Fuel Gas Co.	69,160
5,210	NextEra Energy, Inc.	299,367
500	Nicor, Inc.	27,370
4,215	NiSource, Inc.	85,354
2,000	Northeast Utilities	70,340

Shares		Value
Utilities (continued)
3,425	NRG Energy, Inc. †	$84,187
1,290	NSTAR	59,314
3,150	NV Energy, Inc.	48,352
1,400	OGE Energy Corp.	70,448
1,325	Oneok, Inc.	98,063
2,650	Pepco Holdings, Inc.	52,019
4,850	PG&E Corp.	203,846
1,700	Piedmont Natural Gas Co., Inc.	51,442
1,300	Pinnacle West Capital Corp.	57,954
700	PNM Resources, Inc.	11,718
900	Portland General Electric Co.	22,752
7,150	PPL Corp.	198,985
3,291	Progress Energy, Inc.	158,001
6,350	Public Service Enterprise Group, Inc.	207,264
2,200	Questar Corp.	38,962
1,379	SCANA Corp.	54,291
3,050	Sempra Energy	161,284
9,800	Southern Co.	395,724
2,700	TECO Energy, Inc.	51,003
1,300	UGI Corp.	41,457
933	Vectren Corp.	25,993
950	Westar Energy, Inc.	25,565
350	WGL Holdings, Inc.	13,472
2,700	Wisconsin Energy Corp.	84,645
6,025	Xcel Energy, Inc.	146,408
		5,965,966
Total Common Stock Cost $102,208,440)		167,985,674

RIGHTS — 0.0%
3,305	Sanofi	7,965
900	Bluelinx Holdings	163
900	Fresenius Kabi Pharmaceuticals Holding, Inc.	—
	Total Rights Cost $900)	8,128

WARRANTS — 0.0%
2,723	American International Group, Inc., Expires 2021	27,774
6	Krispy Kreme Doughnuts, Inc., Expires 2012 †	5
	Total Warrants Cost $46,290)	27,779

Total Investments — 99.4%
(Cost $102,255,630)		168,021,581
Other Assets & Liabilities, Net — 0.6%		1,025,143
NET ASSETS — 100.0%		$169,046,724

†	Non-income producing security.
(a)	The Fund may purchase securities of certain companies with which it is affiliated to the extend these companies are represented in its benchmark index.

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Amounts designated as “—” are either $0, or have been rounded to $0.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President (principal executive officer)

Date: September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jamie B. Ohl
Jamie B. Ohl, President (principal executive officer)

Date: September 8, 2011

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer (principal financial officer)

Date: September 8, 2011

*     Print the name and title of each signing officer under his or her signature.